SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 033-43529)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 40	[X]
and
REGISTRATION STATEMENT (No. 811-06440)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 40	[X]

Fidelity Aberdeen Street Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on May 30, 2006 pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity

Freedom

Funds®

Fidelity Freedom Income Fund®

(fund number 369, trading symbol FFFAX)

Fidelity Freedom 2000 Fund®

(fund number 370, trading symbol FFFBX)

Fidelity Freedom 2005 Fund®

(fund number 1312, trading symbol FFFVX)

Fidelity Freedom 2010 Fund®

(fund number 371, trading symbol FFFCX)

Fidelity Freedom 2015 Fund®

(fund number 1313, trading symbol FFVFX)

Fidelity Freedom 2020 Fund®

(fund number 372, trading symbol FFFDX)

Fidelity Freedom 2025 Fund®

(fund number 1314, trading symbol FFTWX)

Fidelity Freedom 2030 Fund®

(fund number 373, trading symbol FFFEX)

Fidelity Freedom 2035 Fund®

(fund number 1315, trading symbol FFTHX)

Fidelity Freedom 2040 Fund®

(fund number 718, trading symbol FFFFX)

Fidelity Freedom 2045 Fund SM

(fund number 1617, trading symbol FFFGX)

Fidelity Freedom 2050 Fund SM

(fund number 1618, trading symbol FFFHX)

Prospectus

May 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Freedom Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

This target allocation took effect on or about May 29, 2005. Formerly the target was 40% investment-grade and 0% high yield. Freedom Income will move to the new target allocation gradually.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.


  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.




  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.


  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2000 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2000.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2000).

Prospectus

Fund Summary - continued

  Using an asset allocation as of March 31, 2006 of approximately:

As noted above, Freedom Income's new target allocation took effect on or about May 29, 2005 and includes an allocation of 5% to high yield fixed-income funds. Since Freedom 2000's target asset allocation is expected to eventually match that of Freedom Income, Freedom 2000 will move toward that same target.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.


  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.




  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.


  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2005 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).
  Using an asset allocation as of March 31, 2006 of approximately:

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.


  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.






  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2010 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).
  Using an asset allocation as of March 31, 2006 of approximately:

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.


  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.






  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Prospectus

Fund Summary - continued


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2015 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).
  Using an asset allocation as of March 31, 2006 of approximately:

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.


  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the European Economic and Monetary Union (EMU). The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. International trade and government policy can significantly affect economic growth.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.



  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Prospectus

  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2020 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).
  Using an asset allocation as of March 31, 2006 of approximately:

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.


  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. International trade and government policy can significantly affect economic growth.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.


  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2025 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).
  Using an asset allocation as of March 31, 2006 of approximately:

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.


  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. International trade and government policy can significantly affect economic growth.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.



  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2030 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).
  Using an asset allocation as of March 31, 2006 of approximately:

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.


  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. International trade and government policy can significantly affect economic growth.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.



  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2035 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).
  Using an asset allocation as of March 31, 2006 of approximately:

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.


  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. International trade and government policy can significantly affect economic growth.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.



  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.


  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2040 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).

Prospectus

  Using an asset allocation as of March 31, 2006 of approximately:

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.


  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. International trade and government policy can significantly affect economic growth.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.



  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.


  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2045 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).
  Using a target asset allocation as of inception of approximately:

Prospectus

Fund Summary - continued

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. International trade and government policy can significantly affect economic growth.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).
  Using a target asset allocation as of inception of approximately:

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Prospectus

  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Geographic Concentration in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. International trade and government policy can significantly affect economic growth.
  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in each Freedom Fund (other than Freedom 2045 and Freedom 2050). The information illustrates the changes in Freedom Income's, Freedom 2000's, Freedom 2005's, Freedom 2010's, Freedom 2015's, Freedom 2020's, Freedom 2025's, Freedom 2030's, Freedom 2035's, and Freedom 2040's performance from year to year and compares each fund's (other than Freedom 2045 and Freedom 2050) performance to the performance of a market index and a combination of market indexes over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Performance history will be available for Freedom 2045 and Freedom 2050 after each fund has been in operation for one calendar year.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Freedom Income
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005
	10.91%	11.10%	7.19%	6.28%	2.22%	-0.26%	7.33%	3.89%	3.78%



During the periods shown in the chart for Freedom Income:	Returns	Quarter ended
Highest Quarter Return	 5.01%	June 30, 1997
Lowest Quarter Return	 -1.44%	March 31, 2001
Year-to-Date Return	 1.41%	March 31, 2006
Freedom 2000
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005
	15.29%	15.26%	12.16%	3.98%	-0.09%	-1.83%	9.21%	4.52%	4.00%



During the periods shown in the chart for Freedom 2000:	Returns	Quarter ended
Highest Quarter Return	 8.90%	December 31, 1998
Lowest Quarter Return	 -3.40%	September 30, 2001
Year-to-Date Return	 1.64%	March 31, 2006
Freedom 2005
Calendar Years	2004	2005
	6.95%	5.68%



During the periods shown in the chart for Freedom 2005:	Returns	Quarter ended
Highest Quarter Return	 5.29%	December 31, 2004
Lowest Quarter Return	 -1.20%	March 31, 2005
Year-to-Date Return	 2.88%	March 31, 2006
Freedom 2010
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005
	19.36%	19.31%	19.04%	0.67%	-4.34%	-6.85%	17.13%	7.24%	5.92%



During the periods shown in the chart for Freedom 2010:	Returns	Quarter ended
Highest Quarter Return	 13.50%	December 31, 1998
Lowest Quarter Return	 -7.50%	September 30, 2001
Year-to-Date Return	 3.06%	March 31, 2006
Freedom 2015
Calendar Years	2004	2005
	8.49%	7.01%



During the periods shown in the chart for Freedom 2015:	Returns	Quarter ended
Highest Quarter Return	 6.99%	December 31, 2004
Lowest Quarter Return	 -1.63%	March 31, 2005
Year-to-Date Return	 3.72%	March 31, 2006
Freedom 2020
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005
	21.24%	21.67%	25.31%	-3.03%	-9.07%	-13.71%	24.90%	9.55%	7.75%



During the periods shown in the chart for Freedom 2020:	Returns	Quarter ended
Highest Quarter Return	 17.19%	December 31, 1998
Lowest Quarter Return	 -12.55%	September 30, 2001
Year-to-Date Return	 4.49%	March 31, 2006
Freedom 2025
Calendar Years	2004	2005
	9.91%	8.19%



During the periods shown in the chart for Freedom 2025:	Returns	Quarter ended
Highest Quarter Return	 8.78%	December 31, 2004
Lowest Quarter Return	 -1.86%	March 31, 2005
Year-to-Date Return	 4.68%	March 31, 2006
Freedom 2030
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005
	21.40%	22.12%	28.50%	-5.07%	-11.69%	-17.31%	28.42%	10.45%	8.82%



During the periods shown in the chart for Freedom 2030:	Returns	Quarter ended
Highest Quarter Return	 18.59%	December 31, 1999
Lowest Quarter Return	 -15.03%	September 30, 2001
Year-to-Date Return	 5.33%	March 31, 2006
Freedom 2035
Calendar Years	2004	2005
	10.90%	9.04%



During the periods shown in the chart for Freedom 2035:	Returns	Quarter ended
Highest Quarter Return	 9.69%	December 31, 2004
Lowest Quarter Return	 -1.92%	March 31, 2005
Year-to-Date Return	 5.40%	March 31, 2006
Freedom 2040
Calendar Years	2001	2002	2003	2004	2005
	-13.50%	-19.66%	31.16%	11.32%	9.06%



During the periods shown in the chart for Freedom 2040:	Returns	Quarter ended
Highest Quarter Return	 15.40%	June 30, 2003
Lowest Quarter Return	 -16.92%	September 30, 2001
Year-to-Date Return	 5.66%	March 31, 2006

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Life of fund
Freedom Income
Return Before Taxes	 3.78%	 3.36%	 5.83%A
Return After Taxes on Distributions	 2.79%	 2.31%	 4.23%A
Return After Taxes on Distributions and Sale of Fund Shares	 2.48%	 2.25%	 4.06%A
Lehman Brothers® Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	 5.87%	 6.50%A
Fidelity Freedom Income Composite Index(dagger) (reflects no deduction for fees, expenses, or taxes)	 3.52%	 3.92%	--
Freedom 2000
Return Before Taxes	 4.00%	 3.09%	 6.89%A
Return After Taxes on Distributions	 3.01%	 2.23%	 5.31%A
Return After Taxes on Distributions and Sale of Fund Shares	 2.63%	 2.12%	 5.06%A
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	 5.87%	 6.50%A
Fidelity Freedom 2000 Composite Index (reflects no deduction for fees, expenses, or taxes)	 3.67%	 3.65%	--
Freedom 2005
Return Before Taxes	 5.68%	--	 7.32%B
Return After Taxes on Distributions	 4.89%	--	 6.66%B
Return After Taxes on Distributions and Sale of Fund Shares	 3.85%	--	 5.92%B
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	--	 3.98%B
Fidelity Freedom 2005 Composite Index (reflects no deduction for fees, expenses, or taxes)	 4.77%	--	 7.76%B
Freedom 2010
Return Before Taxes	 5.92%	 3.46%	 8.30%A
Return After Taxes on Distributions	 5.08%	 2.46%	 6.84%A
Return After Taxes on Distributions and Sale of Fund Shares	 3.97%	 2.40%	 6.42%A
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	 5.87%	 6.50%A
Fidelity Freedom 2010 Composite Index (reflects no deduction for fees, expenses, or taxes)	 4.90%	 4.21%	 8.03%A
Freedom 2015
Return Before Taxes	 7.01%	--	 9.01%B
Return After Taxes on Distributions	 6.32%	--	 8.44%B
Return After Taxes on Distributions and Sale of Fund Shares	 4.73%	--	 7.44%B
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	--	 9.93%B
Fidelity Freedom 2015 Composite Index (reflects no deduction for fees, expenses, or taxes)	 5.52%	--	 9.31%B
Freedom 2020
Return Before Taxes	 7.75%	 2.96%	 8.62%A
Return After Taxes on Distributions	 7.10%	 2.16%	 7.31%A
Return After Taxes on Distributions and Sale of Fund Shares	 5.21%	 2.10%	 6.85%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 0.54%	 8.05%A
Fidelity Freedom 2020 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.11%	 3.84%	 8.14%A
Freedom 2025
Return Before Taxes	 8.19%	--	 10.57%B
Return After Taxes on Distributions	 7.66%	--	 10.10%B
Return After Taxes on Distributions and Sale of Fund Shares	 5.54%	--	 8.86%B
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	--	 9.93%B
Fidelity Freedom 2025 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.31%	--	 10.96%B
Freedom 2030
Return Before Taxes	 8.82%	 2.42%	 8.42%A
Return After Taxes on Distributions	 8.29%	 1.77%	 7.26%A
Return After Taxes on Distributions and Sale of Fund Shares	 5.94%	 1.74%	 6.77%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 0.54%	 8.05%A
Fidelity Freedom 2030 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.76%	 3.41%	 7.82%A
Freedom 2035
Return Before Taxes	 9.04%	--	 11.64%B
Return After Taxes on Distributions	 8.54%	--	 11.20%B
Return After Taxes on Distributions and Sale of Fund Shares	 6.11%	--	 9.80%B
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	--	 9.93%B
Fidelity Freedom 2035 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.86%	--	 11.93%B
Freedom 2040
Return Before Taxes	 9.06%	 2.05%	 -0.48%C
Return After Taxes on Distributions	 8.54%	 1.54%	 -0.99%C
Return After Taxes on Distributions and Sale of Fund Shares	 6.16%	 1.49%	 -0.67%C
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 0.54%	 -1.71%C
Fidelity Freedom 2040 Composite Index (reflects no deduction for fees, expenses, or taxes)	 7.05%	 3.20%	 0.67%C

A From October 17, 1996.

B From November 6, 2003.

C From September 6, 2000.

(dagger) Beginning on July 1, 2005 the Merrill Lynch U.S. High Yield Master II Index was added to the Composite Index for the Freedom Income Fund.

Prospectus

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Lehman Brothers® Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2000 Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, and Fidelity Freedom 2040 Composite Index is a hypothetical representation of the performance of each Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. The following indexes are used to represent each Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), international equity - the Morgan Stanley Capital InternationalSM  Europe, Australasia and Far East (MSCI® EAFE®) Index, investment grade fixed-income - the Lehman Brothers® Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Index, and money market - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Merrill Lynch U.S. High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a Freedom Fund. The annual fund operating expenses provided below for each fund except Freedom 2045 and Freedom 2050 are based on historical expenses, adjusted to reflect current fees. The annual fund operating expenses provided below for Freedom 2045 and Freedom 2050 are based on estimated expenses.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from fund assets)

Freedom Income	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%
Freedom 2000	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%
Freedom 2005	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%
Freedom 2010	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%
Freedom 2015	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%
Freedom 2020	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%
Freedom 2025	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%
Freedom 2030	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%
Freedom 2035	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%
Freedom 2040	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%
Freedom 2045*	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%
Freedom 2050*	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.00%


* Expected to commence operations on or about June 1, 2006.


Each Freedom Fund may incur short-term redemption fees, if applicable, when it invests in underlying Fidelity funds.

Each Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund, and each Freedom Fund's investment return will be net of underlying Fidelity fund expenses.

Prospectus

The combined total expense ratios of each Freedom Fund (calculated as a percentage of average net assets) are as follows:

	Combined total expense ratio after expense reimbursements and expense reductions for the underlying Fidelity funds	Combined total expense ratio before expense reimbursements and expense reductions for the underlying Fidelity funds
Freedom Income	 0.51%	 0.52%
Freedom 2000	 0.52%	 0.53%
Freedom 2005	 0.62%	 0.64%
Freedom 2010	 0.62%	 0.64%
Freedom 2015	 0.67%	 0.69%
Freedom 2020	 0.70%	 0.73%
Freedom 2025	 0.72%	 0.75%
Freedom 2030	 0.74%	 0.77%
Freedom 2035	 0.75%	 0.78%
Freedom 2040	 0.76%	 0.79%
Freedom 2045	 0.76%A	 0.79%A
Freedom 2050	 0.76%A	 0.79%A

A Estimated

Each Freedom Fund's (other than Freedom 2045 and Freedom 2050) combined total expense ratio is based on its total operating expense ratio exactly as described in the fee table plus a weighted average of the total operating expense ratios of the underlying Fidelity funds in which it was invested (as reported in each underlying Fidelity fund's most recent prospectus) as of March 31, 2006. Each of Freedom 2045's and Freedom 2050's estimated combined total expense ratio is based on its estimated total operating expense ratio exactly as described in the fee table plus a weighted average of the total operating expense ratios of the underlying Fidelity funds in which it would have been invested (as reported in each underlying Fidelity fund's most recent prospectus) as of March 31, 2006. The combined total expense ratios for each Freedom Fund may be higher or lower depending on the allocation of a fund's assets among the underlying Fidelity funds and the actual expenses of the underlying Fidelity funds.

This example helps you compare the cost of investing in the Freedom Funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each Freedom Fund's annual return is 5%, that your shareholder fees are exactly as described in the fee table, and that each Freedom Fund's combined total expense ratio includes each Freedom Fund's annual operating expenses exactly as described in the fee table and the weighted average of the total operating expenses of each of the underlying Fidelity funds, before expense reimbursement and expense reductions. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Freedom Income	1 year	$ 53
	3 years	$ 167
	5 years	$ 291
	10 years	$ 653
Freedom 2000	1 year	$ 54
	3 years	$ 170
	5 years	$ 296
	10 years	$ 665
Freedom 2005	1 year	$ 65
	3 years	$ 205
	5 years	$ 357
	10 years	$ 798
Freedom 2010	1 year	$ 65
	3 years	$ 205
	5 years	$ 357
	10 years	$ 798
Freedom 2015	1 year	$ 70
	3 years	$ 221
	5 years	$ 384
	10 years	$ 859
Freedom 2020	1 year	$ 75
	3 years	$ 233
	5 years	$ 406
	10 years	$ 906
Freedom 2025	1 year	$ 77
	3 years	$ 240
	5 years	$ 417
	10 years	$ 930
Freedom 2030	1 year	$ 79
	3 years	$ 246
	5 years	$ 428
	10 years	$ 954
Freedom 2035	1 year	$ 80
	3 years	$ 249
	5 years	$ 433
	10 years	$ 966
Freedom 2040	1 year	$ 81
	3 years	$ 252
	5 years	$ 439
	10 years	$ 978
Freedom 2045	1 year	$ 81
	3 years	$ 252
Freedom 2050	1 year	$ 81
	3 years	$ 252

Prospectus

Fund Basics

Investment Details

Investment Objective

Freedom Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, and Freedom 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

Strategic Advisers®, Inc. (Strategic Advisers) invests each Freedom Fund's assets in a combination of Fidelity funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds (underlying Fidelity funds). The Freedom Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Freedom Fund with a target retirement date (Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Freedom 2050, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Freedom 2000 and Freedom 2005, each of which has reached its target retirement year, have a conservative target asset allocation with a modest portion of their assets invested in equity funds and a substantial portion of their assets invested in fixed-income and short-term funds.

Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes fixed-income and short-term funds but also includes a small amount of equity funds.

The following table contains guidelines designed to help investors select an appropriate Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2000	Freedom Income
2000 - 2002	Freedom 2000
2003 - 2007	Freedom 2005
2008 - 2012	Freedom 2010
2013 - 2017	Freedom 2015
2018 - 2022	Freedom 2020
2023 - 2027	Freedom 2025
2028 - 2032	Freedom 2030
2033 - 2037	Freedom 2035
2038 - 2042	Freedom 2040
2043 - 2047	Freedom 2045
2048 - 2052	Freedom 2050

The following table lists the underlying Fidelity funds in which each Freedom Fund currently may invest and each Freedom Fund's (other than Freedom 2045 and Freedom 2050) approximate asset allocation to each underlying Fidelity fund as of March 31, 2006. Freedom 2045's and Freedom 2050's approximate target asset allocation to each underlying Fidelity fund is as of the funds' inception. Strategic Advisers may change these percentages over time.

Fund Categories	Freedom Income	Freedom 2000	Freedom 2005	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
EQUITY FUNDS Domestic Equity Funds
Fidelity® Blue Chip Growth Fund	 3.0%	 3.6%	 5.8%	 5.8%	 7.2%	 8.1%	 8.9%	 9.7%	 10.0%	 10.0%	 10.4%	 10.5%
Fidelity Disciplined Equity Fund	 3.1%	 4.0%	 5.9%	 6.0%	 7.1%	 8.2%	 8.9%	 9.8%	 10.2%	 10.0%	 10.4%	 10.5%
Fidelity Equity-Income Fund	 3.1%	 4.0%	 5.9%	 6.0%	 7.1%	 8.3%	 8.9%	 9.8%	 10.1%	 10.0%	 10.4%	 10.5%
Fidelity Fund	 1.6%	 1.7%	 1.9%	 3.5%	 2.1%	 4.9%	 2.5%	 5.2%	 2.5%	 3.5%	 0.0%	 0.0%
Fidelity Growth & Income Portfolio	 3.2%	 3.9%	 6.5%	 6.5%	 7.9%	 9.0%	 9.9%	 10.8%	 11.3%	 11.1%	 11.8%	 11.9%
Fidelity Growth Company Fund	 2.0%	 2.6%	 3.7%	 3.9%	 4.6%	 5.2%	 5.6%	 6.2%	 6.3%	 6.4%	 6.7%	 6.8%
Fidelity Mid-Cap Stock Fund	 2.1%	 2.7%	 3.8%	 4.1%	 4.6%	 5.5%	 5.7%	 6.3%	 6.6%	 6.4%	 6.7%	 6.8%
Fidelity OTC Portfolio	 1.6%	 1.9%	 2.9%	 3.0%	 3.6%	 4.1%	 4.5%	 4.9%	 5.0%	 5.1%	 5.3%	 5.4%
Fidelity Small Cap Growth Fund	 0.1%	 0.1%	 0.2%	 0.2%	 0.2%	 0.3%	 0.3%	 0.3%	 0.4%	 0.3%	 0.4%	 0.4%
Fidelity Small Cap Independence Fund	 0.3%	 0.2%	 0.8%	 0.7%	 1.0%	 1.1%	 1.2%	 1.3%	 1.4%	 1.4%	 1.4%	 1.4%
Fidelity Small Cap Value Fund	 0.1%	 0.1%	 0.2%	 0.2%	 0.3%	 0.3%	 0.3%	 0.4%	 0.4%	 0.4%	 0.4%	 0.4%
Fidelity Value Fund	 0.9%	 0.7%	 2.3%	 1.9%	 2.8%	 2.9%	 3.4%	 3.5%	 3.9%	 3.8%	 5.3%	 5.4%
International Equity Funds
Fidelity Diversified International Fund	 0.0%	 0.2%	 1.9%	 1.9%	 2.6%	 3.0%	 3.3%	 3.7%	 3.9%	 4.1%	 4.9%	 5.0%
Fidelity Europe Fund	 0.0%	 0.2%	 2.7%	 2.6%	 3.6%	 4.2%	 4.4%	 5.1%	 5.2%	 5.5%	 6.8%	 7.0%
Fidelity Japan Fund	 0.0%	 0.1%	 0.8%	 0.8%	 1.1%	 1.2%	 1.4%	 1.5%	 1.6%	 1.7%	 1.9%	 2.0%
Fidelity Overseas Fund	 0.0%	 0.1%	 1.9%	 1.9%	 2.6%	 3.0%	 3.3%	 3.7%	 3.8%	 4.1%	 4.9%	 5.0%
Fidelity Southeast Asia Fund	 0.0%	 0.0%	 0.4%	 0.4%	 0.5%	 0.6%	 0.7%	 0.8%	 0.8%	 0.8%	 1.0%	 1.0%
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Funds
Fidelity Government Income Fund	 13.5%	 13.0%	 12.1%	 12.8%	 10.2%	 7.9%	 6.4%	 3.4%	 2.9%	 1.8%	 5.0%	 5.0%
Fidelity Intermediate Bond Fund	 8.8%	 8.6%	 8.3%	 8.6%	 7.1%	 5.4%	 4.5%	 2.3%	 2.0%	 1.2%	 5.0%	 5.0%
Fidelity Investment Grade Bond Fund	 13.9%	 13.4%	 13.1%	 13.4%	 11.2%	 8.5%	 7.1%	 3.7%	 3.1%	 1.9%	 0.4%	 0.0%
Fidelity Strategic Real Return Fund	 1.0%	 0.9%	 2.0%	 1.2%	 2.0%	 1.0%	 1.3%	 0.4%	 0.6%	 0.3%	 0.3%	 0.0%
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	 0.9%	 0.8%	 2.5%	 2.6%	 3.3%	 3.6%	 3.8%	 3.6%	 4.0%	 5.1%	 0.5%	 0.0%
Fidelity High Income Fund	 0.8%	 0.8%	 2.5%	 2.5%	 3.2%	 3.6%	 3.7%	 3.6%	 4.0%	 5.1%	 0.1%	 0.0%
Short-Term Funds
Retirement Money Market Portfolio	 26.3%	 25.6%	 7.5%	 5.8%	 2.6%	 0.1%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%
Fidelity Short-Term Bond Fund	 13.7%	 10.8%	 4.4%	 3.7%	 1.5%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%
 Note: The allocation percentages may not add to 100% due to rounding.

The following chart illustrates each Freedom Fund's (other than Freedom 2045 and Freedom 2050) approximate asset allocation among equity, fixed-income, and short-term funds as of March 31, 2006. The approximate asset allocation for Freedom 2045 and Freedom 2050 is as of the funds' inception. The chart also illustrates how these allocations may change over time. The Freedom Funds' target asset allocations may differ from this illustration.


When the target asset allocation of a Freedom Fund with a target retirement date matches Freedom Income's target asset allocation (approximately 10 to 15 years after the fund's retirement date), the Board of Trustees may combine the fund with Freedom Income, without shareholder approval, and the fund's shareholders will become shareholders of Freedom Income.

Prospectus

Strategic Advisers intends to manage each Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any Freedom Fund and modify the selection of underlying Fidelity funds for any Freedom Fund from time to time.

Description of Underlying Fidelity Funds

Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment-grade or high yield), and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Domestic Equity Funds

Fidelity® Blue Chip Growth Fund seeks growth of capital over the long term.

FMR normally invests the fund's assets primarily in common stocks of well-known and established companies.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500® or the Dow Jones Industrial AverageSM  (DJIASM ), and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Disciplined Equity Fund seeks capital growth.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

FMR seeks to reduce the impact of industry weightings on the performance of the fund by considering each industry's weighting in the S&P 500 when allocating the fund's investments across industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. FMR's computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Fidelity Fund seeks long-term capital growth.

FMR normally invests the fund's assets primarily in common stocks. FMR, to some extent, limits the emphasis on the fund's growth objective by investing a portion of the fund's assets in securities selected for their current income characteristics. FMR may from time to time invest a portion of the fund's assets in bonds, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Growth Company Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may by measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Mid-Cap Stock Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in common stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity OTC Portfolio seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities principally traded on NASDAQ or another over-the-counter (OTC) market. OTC securities include securities in the NASDAQ Composite Index and other securities principally traded on the OTC market (a telephone or computer network that connects securities dealers) and may include equity or debt securities. However, OTC securities can also be listed for trading on the New York or American Stock Exchange or a foreign exchange and may include American Depositary Receipts and securities eligible for unlisted trading privileges on such exchanges. Securities that begin to trade principally on an exchange after purchase continue to be considered eligible securities for purposes of the 80% policy. OTC securities can be issued by companies of any size. However, the OTC market has more small and medium-sized companies than other markets. FMR may also invest the fund's assets in non-OTC securities.

FMR will invest more than 25% of the fund's total assets in the technology sector.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Small Cap Growth Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Fidelity Small Cap Independence Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Small Cap Value Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Value Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that possess valuable fixed assets or that it believes are undervalued in the marketplace in relation to factors such as the issuing company's assets, earnings, or growth potential. These companies generally have one or more of the following characteristics: (1) valuable fixed assets; (2) valuable consumer or commercial franchises or potentially valuable transportation routes; (3) selling at low market valuations of assets relative to the securities market in general, or companies that may currently be earning a very low return on assets but which have the potential to earn higher returns if conditions in the industry improve; (4) are undervalued in relation to their potential for growth in earnings, dividends, and book value; or (5) have recently changed management or control and have the potential for a "turnaround" in earnings. The stocks of these companies are often called "value" stocks. FMR may also invest the fund's assets in convertible securities and debt securities.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

International Equity Funds

Fidelity Diversified International Fund seeks capital growth.

FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Europe Fund seeks growth of capital over the long term.

FMR normally invests at least 80% of the fund's assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different European countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Europe as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Japan Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in securities of Japanese issuers and other investments that are tied economically to Japan. FMR normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Overseas Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

Prospectus

Fund Basics - continued

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Southeast Asia Fund seeks capital appreciation.

FMR normally invests at least 80% of the fund's assets in securities of Southeast Asian issuers and other investments that are tied economically to Southeast Asia. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different Southeast Asian countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Southeast Asia as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment-Grade Fixed-Income Funds

Fidelity Government Income Fund seeks a high level of current income, consistent with preservation of principal.

FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 40% of the fund's assets in mortgage securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of July 31, 2005, FMR was using the Lehman Brothers Government Bond Index in managing the fund's investments. As of July 31, 2005, the fund's dollar-weighted average maturity was approximately 6.1 years and the index's dollar-weighted average maturity was approximately 6.5 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Intermediate Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of April 30, 2005, FMR was using the Lehman Brothers Intermediate Government/Credit Bond Index in managing the fund's investments. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years. As of April 30, 2005, the fund's dollar-weighted average maturity was approximately 4.3 years and the index's dollar-weighted average maturity was approximately 4.3 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in lower-quality debt securities, and may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Investment Grade Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of April 30, 2005, FMR was using the Lehman Brothers Aggregate Bond Index in managing the fund's investments. As of April 30, 2005, the fund's dollar-weighted average maturity was approximately 5.4 years and the index's dollar-weighted average maturity was approximately 7.0 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Strategic Real Return Fund seeks real return consistent with reasonable investment risk.

Principal Investment Strategies

FMR defines real return as total return reduced by the expected impact of inflation. In seeking real return, FMR expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked notes and related investments, and REITs and other real estate related investments.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 30% inflation-protected debt securities, 25% floating rate loans, 25% commodity-linked notes and related investments, and 20% REITs and other real estate related investments. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, FMR attempts to moderate the significant risks of each category through diversification.

The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked notes and related investments category includes notes and other commodity-linked investments that seek to track all or part of the performance of an index chosen by FMR to represent the commodities market, as well as short-term investment-grade debt securities, and may also include swaps and futures. As of the fund's inception, FMR was using the Dow Jones AIG Commodity Index to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, with an emphasis on lower quality debt securities.

Prospectus

Fund Basics - continued

In buying and selling debt securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions. In buying and selling equity securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

High Yield Fixed-Income Funds

Fidelity Capital & Income Fund seeks to provide a combination of income and capital growth.

FMR invests the fund's assets in equity and debt securities. FMR has the flexibility to invest the fund's assets in securities of any type or quality, including defaulted securities, but expects to invest the majority of the fund's assets in debt securities and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity High Income Fund seeks a high level of current income. Growth of capital may also be considered.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR uses the credit quality distribution of an index representing the overall high yield bond market as a guide in structuring the fund's credit quality composition. FMR generally expects the fund to be less heavily invested in issuers with the lowest credit ratings than the index weighting of such issuers. As of April 30, 2005, FMR used the Merrill Lynch U.S. High Yield Master II Index to represent the overall high yield bond market.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Short-Term Funds

Fidelity Retirement Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Fidelity Short-Term Bond Fund seeks to obtain a high level of current income consistent with preservation of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of April 30, 2005, FMR was using the Lehman Brothers 1-3 Year Government/Credit Bond Index in managing the fund's investments. In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. As of April 30, 2005, the fund's dollar-weighted average maturity was approximately 2.7 years and the index's dollar-weighted average maturity was approximately 1.9 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Principal Investment Risks

Many factors affect each Freedom Fund's performance. Each Freedom Fund's share price and Freedom Income's yield change daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

There is additional risk for each Freedom Fund with respect to aggregation of holdings of underlying Fidelity fund holdings, which may result in a Freedom Fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the Freedom Fund's returns. The Freedom Funds do not control the investments of the underlying Fidelity funds and any indirect concentration is a result of the underlying Fidelity funds pursuing their own investment objectives.

The following factors can significantly affect a Freedom Fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Prospectus

Fund Basics - continued

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities index.

Foreign Exposure. Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Geographic Concentration. Political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.

Asia. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of the People's Republic of China. Most Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports, and economic recessions. Currency devaluations in any one country can have a significant effect on the entire region. Recently, the markets in each Asian country have suffered significant downturns as well as significant volatility. Increased political and social unrest in some or all Asian countries could cause further economic and market uncertainty.

The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia.

The Southeast Asia economies are generally in recessions. Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions have resulted in significant market downturns and volatility.

Europe. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in Europe is historically high. Many Eastern European countries continue to move toward market economies. However, their markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. The tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Prospectus

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a group of related industries, and the securities of companies in that group of industries could react similarly to these or other developments.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, political, tax, and other regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a Freedom Fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Freedom Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Prospectus

Fund Basics - continued

Each of Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, and Freedom 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each Freedom Fund and each underlying fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

Buying and Selling Information
Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003 Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time)

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRA, Roth IRA, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500.

There is no minimum balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM , a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts.

In addition, each fund may waive or lower purchase minimums in other circumstances.

Prospectus

Shareholder Information - continued

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the funds' policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from a fund. A fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to a fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under a fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the funds' satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity funds' Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity funds' Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to a fund. Short-term trading by these investors is likely to go undetected by a fund and may increase costs and disrupt portfolio management. The funds will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

Prospectus

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the funds' policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of each fund is the fund's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above $2,000 to keep your fund position open ($500 for fund balances in Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts), except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.

Prospectus

Shareholder Information - continued

  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds including each of the underlying Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the funds or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.
  You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.
  To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.
  To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Combination with Freedom Income Fund. Each Freedom Fund with a target retirement date may be combined with Freedom Income, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Freedom Fund with a target retirement date of the combination and any tax consequences.

Prospectus

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts), for any reason, including solely due to declines in NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each Freedom Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Freedom Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each Freedom Fund with a target retirement date normally pays dividends and capital gain distributions in May and December.

Freedom Income normally pays dividends monthly and pays capital gain distributions in May and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Prospectus

Shareholder Information - continued

If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each Freedom Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of March 29, 2006, Strategic Advisers had approximately $92.5 billion in discretionary assets under management.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each Freedom Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each Freedom Fund.

Ren Cheng is vice president and co-manager of the Freedom Funds. He has held this position since their inceptions, which were October 1996 for Income, 2000, 2010, 2020, and 2030 funds, September 2000 for 2040 fund, November 2003 for 2005, 2015, 2025, and 2035 funds, and June 2006 for 2045 and 2050 funds. He also manages structured investments for Fidelity Management Trust Company. Mr. Cheng joined Fidelity in 1994 as a portfolio manager.

Jonathan Shelon is co-manager of the Freedom Funds. He has managed Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, and 2040 since March 2005 and managed 2045 and 2050 since June 2006. Prior to joining Fidelity Investments in 2001, Mr. Shelon was a quantitative consultant at Callan Associates, Inc.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Cheng and Mr. Shelon.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The Freedom Funds do not pay a management fee to Strategic Advisers. For the period prior to May 19, 2005, Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040 paid Strategic Advisers a management fee of 0.08% of the fund's average net assets, after reimbursement.

FMR receives no fee for handling the business affairs for each Freedom Fund and pays the expenses of each Freedom Fund with limited exceptions. For the period prior to May 19, 2005, Strategic Advisers paid FMR an administrative fee for handling the business affairs for Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040.

The basis for the Board of Trustees approving the management contract and administration agreement for each fund (other than Freedom 2045 and Freedom 2050) is available in each fund's semi-annual report for the fiscal period ended September 30, 2005.


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Fund Distribution

FDC distributes each fund's shares.

Intermediaries, including retirement plan sponsors, service-providers and administrators, may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in the statement of additional information (SAI).

Each Freedom Fund has adopted a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers or FMR may use its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Freedom Fund shares and/or shareholder support services. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers and administrators, that provide those services. Currently, the Board of Trustees of each Freedom Fund has authorized such payments. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If payments made by Strategic Advisers or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a Freedom Fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

Prospectus

Fund Services - continued

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each fund's financial history for the past 5 years or, if shorter, the period of the fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with each fund's (other than Freedom 2045 and Freedom 2050) financial highlights and financial statements, are included in each fund's (other than Freedom 2045 and Freedom 2050) annual report. Annual reports for Freedom 2045 and Freedom 2050 will be available once each fund has completed its first annual period. A free copy of each annual report is available upon request.

Freedom Income

Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.20	$ 11.24	$ 10.59	$ 10.89	$ 10.93
Income from Investment Operations
Net investment income (loss) B 	 .35	 .22	 .18	 .24	 .36
Net realized and unrealized gain (loss) 	 .28	 (.01)	 .75	 (.27)	 .05
Total from investment operations 	 .63	 .21	 .93	 (.03)	 .41
Distributions from net investment income 	 (.31)	 (.23)	 (.22)	 (.27)	 (.38)
Distributions from net realized gain 	 (.03)	 (.02)	 (.06)	 -	 (.07)
Total distributions 	 (.34)	 (.25)	 (.28)	 (.27)	 (.45)
Net asset value, end of period 	$ 11.49	$ 11.20	$ 11.24	$ 10.59	$ 10.89
Total Return A 	 5.71%	 1.86%	 8.87%	 (.23)%	 3.78%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .01%	 .10%	 .10%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .01%	 .08%	 .08%	 .08%	 .08%
Expenses net of all reductions 	 .01%	 .08%	 .08%	 .08%	 .07%
Net investment income (loss) 	 3.07%	 1.97%	 1.68%	 2.28%	 3.27%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,132,031	$ 1,944,903	$ 1,753,286	$ 1,242,816	$ 960,976
Portfolio turnover rate 	 18%	 7%	 6%	 7%	 9%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

Prospectus

Appendix - continued

Freedom 2000

Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.00	$ 11.97	$ 11.01	$ 11.52	$ 11.43
Income from Investment Operations
Net investment income (loss) B 	 .36	 .24	 .21	 .26	 .37
Net realized and unrealized gain (loss) 	 .40	 .02	 .99	 (.47)	 - E
Total from investment operations 	 .76	 .26	 1.20	 (.21)	 .37
Distributions from net investment income 	 (.33)	 (.23)	 (.24)	 (.30)	 (.28)
Distributions from net realized gain 	 (.02)	 -	 -	 -	 -
Total distributions 	 (.35)	 (.23)	 (.24)	 (.30)	 (.28)
Net asset value, end of period 	$ 12.41	$ 12.00	$ 11.97	$ 11.01	$ 11.52
Total Return A 	 6.40%	 2.18%	 10.97%	 (1.81)%	 3.21%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .01%	 .10%	 .10%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .01%	 .08%	 .08%	 .08%	 .08%
Expenses net of all reductions 	 .01%	 .08%	 .08%	 .08%	 .07%
Net investment income (loss) 	 2.98%	 2.02%	 1.79%	 2.37%	 3.19%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,601,127	$ 1,575,894	$ 1,592,068	$ 1,265,181	$ 1,111,543
Portfolio turnover rate 	 20%	 11%	 7%	 7%	 13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

E Amount represents less than $.01 per share.

Freedom 2005

Years ended March 31,	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.67	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .28	 .23	 .08
Net realized and unrealized gain (loss) 	 .78	 .13	 .44
Total from investment operations 	 1.06	 .36	 .52
Distributions from net investment income 	 (.21)	 (.16)	 (.04)
Distributions from net realized gain 	 (.08)	 (.01)	 -
Total distributions 	 (.29)	 (.17)	 (.04)
Net asset value, end of period 	$ 11.44	$ 10.67	$ 10.48
Total Return B, C 	 10.05%	 3.44%	 5.21%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .08%	 .08% A
Expenses net of all reductions 	 .00%	 .08%	 .08% A
Net investment income (loss) 	 2.55%	 2.18%	 2.03% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 530,216	$ 228,244	$ 36,483
Portfolio turnover rate 	 4%	 7%	 22% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

Prospectus

Freedom 2010

Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.45	$ 13.31	$ 11.40	$ 12.61	$ 12.94
Income from Investment Operations
Net investment income (loss) B 	 .35	 .28	 .26	 .28	 .36
Net realized and unrealized gain (loss) 	 1.05	 .20	 2.02	 (1.18)	 (.05)
Total from investment operations 	 1.40	 .48	 2.28	 (.90)	 .31
Distributions from net investment income 	 (.30)	 (.29)	 (.28)	 (.31)	 (.37)
Distributions from net realized gain 	 (.07)	 (.05)	 (.09)	 -	 (.27)
Total distributions 	 (.37)	 (.34)	 (.37)	 (.31)	 (.64)
Net asset value, end of period 	$ 14.48	$ 13.45	$ 13.31	$ 11.40	$ 12.61
Total Return A 	 10.54%	 3.59%	 20.15%	 (7.17)%	 2.31%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .01%	 .10%	 .10%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .01%	 .08%	 .08%	 .08%	 .08%
Expenses net of all reductions 	 .01%	 .08%	 .08%	 .08%	 .07%
Net investment income (loss) 	 2.48%	 2.11%	 2.07%	 2.44%	 2.84%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 10,689,271	$ 8,693,512	$ 7,387,863	$ 4,682,513	$ 4,063,699
Portfolio turnover rate 	 8%	 1%	 4%	 8%	 10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

Freedom 2015

Years ended March 31,	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.87	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .25	 .21	 .07
Net realized and unrealized gain (loss) 	 1.13	 .25	 .54
Total from investment operations 	 1.38	 .46	 .61
Distributions from net investment income 	 (.19)	 (.14)	 (.04)
Distributions from net realized gain 	 (.08)	 (.02)	 -
Total distributions 	 (.27)	 (.16)	 (.04)
Net asset value, end of period 	$ 11.98	$ 10.87	$ 10.57
Total Return B, C 	 12.83%	 4.30%	 6.11%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .08%	 .08% A
Expenses net of all reductions 	 .00%	 .08%	 .08% A
Net investment income (loss) 	 2.20%	 2.01%	 1.79% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,677,779	$ 912,493	$ 114,335
Portfolio turnover rate 	 1%	 0%	 2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

Prospectus

Appendix - continued

Freedom 2020

Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.71	$ 13.34	$ 10.50	$ 12.60	$ 13.11
Income from Investment Operations
Net investment income (loss) B 	 .27	 .24	 .23	 .21	 .26
Net realized and unrealized gain (loss) 	 1.72	 .43	 2.87	 (2.09)	 (.08)
Total from investment operations 	 1.99	 .67	 3.10	 (1.88)	 .18
Distributions from net investment income 	 (.23)	 (.26)	 (.22)	 (.22)	 (.26)
Distributions from net realized gain 	 (.10)	 (.04)	 (.04)	 -	 (.43)
Total distributions 	 (.33)	 (.30)	 (.26)	 (.22)	 (.69)
Net asset value, end of period 	$ 15.37	$ 13.71	$ 13.34	$ 10.50	$ 12.60
Total Return A 	 14.64%	 5.01%	 29.68%	 (14.96)%	 1.12%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .01%	 .10%	 .10%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .01%	 .08%	 .08%	 .08%	 .08%
Expenses net of all reductions 	 .01%	 .08%	 .08%	 .08%	 .07%
Net investment income (loss) 	 1.87%	 1.79%	 1.85%	 1.96%	 2.03%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 13,847,298	$ 9,915,821	$ 7,541,432	$ 4,087,602	$ 3,285,294
Portfolio turnover rate 	 4%	 0%	 3%	 6%	 10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

Freedom 2025

Years ended March 31,	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.07	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .21	 .18	 .06
Net realized and unrealized gain (loss) 	 1.48	 .39	 .63
Total from investment operations 	 1.69	 .57	 .69
Distributions from net investment income 	 (.15)	 (.13)	 (.05)
Distributions from net realized gain 	 (.10)	 (.01)	 -
Total distributions 	 (.24)H	 (.14)	 (.05)
Net asset value, end of period 	$ 12.52	$ 11.07	$ 10.64
Total Return B, C 	 15.41%	 5.33%	 6.92%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .08%	 .08% A
Expenses net of all reductions 	 .00%	 .08%	 .08% A
Net investment income (loss) 	 1.75%	 1.67%	 1.53% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,099,810	$ 682,499	$ 66,423
Portfolio turnover rate 	 1%	 0%	 7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gains of $.095 per share.

Prospectus

Freedom 2030

Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.81	$ 13.27	$ 10.04	$ 12.58	$ 13.23
Income from Investment Operations
Net investment income (loss) B 	 .22	 .20	 .19	 .16	 .19
Net realized and unrealized gain (loss) 	 2.09	 .56	 3.23	 (2.55)	 (.11)
Total from investment operations 	 2.31	 .76	 3.42	 (2.39)	 .08
Distributions from net investment income 	 (.19)	 (.22)	 (.19)	 (.15)	 (.20)
Distributions from net realized gain 	 (.11)	 -	 -	 -	 (.53)
Total distributions 	 (.30)	 (.22)	 (.19)	 (.15)	 (.73)
Net asset value, end of period 	$ 15.82	$ 13.81	$ 13.27	$ 10.04	$ 12.58
Total Return A 	 16.86%	 5.72%	 34.22%	 (19.05)%	 .28%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .01%	 .10%	 .10%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .01%	 .08%	 .08%	 .08%	 .08%
Expenses net of all reductions 	 .01%	 .08%	 .08%	 .08%	 .07%
Net investment income (loss) 	 1.48%	 1.52%	 1.58%	 1.52%	 1.50%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 8,550,504	$ 5,856,816	$ 4,363,601	$ 2,335,210	$ 1,995,302
Portfolio turnover rate 	 5%	 0%	 2%	 4%	 5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

Freedom 2035

Years ended March 31,	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.22	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .18	 .17	 .06
Net realized and unrealized gain (loss) 	 1.73	 .49	 .68
Total from investment operations 	 1.91	 .66	 .74
Distributions from net investment income 	 (.13)	 (.13)	 (.05)
Distributions from net realized gain 	 (.11)	 -	 -
Total distributions 	 (.24)	 (.13)	 (.05)
Net asset value, end of period 	$ 12.89	$ 11.22	$ 10.69
Total Return B, C 	 17.18%	 6.12%	 7.42%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .00%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .08%	 .08% A
Expenses net of all reductions 	 .00%	 .08%	 .08% A
Net investment income (loss) 	 1.48%	 1.56%	 1.49% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,155,906	$ 352,091	$ 27,943
Portfolio turnover rate 	 1%	 0%	 18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

Prospectus

Appendix - continued

Freedom 2040

Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period 	$ 8.10	$ 7.75	$ 5.72	$ 7.41	$ 7.62
Income from Investment Operations
Net investment income (loss) B 	 .13	 .11	 .11	 .08	 .09
Net realized and unrealized gain (loss) 	 1.29	 .38	 2.04	 (1.69)	 (.11)
Total from investment operations 	 1.42	 .49	 2.15	 (1.61)	 (.02)
Distributions from net investment income 	 (.10)	 (.13)	 (.09)	 (.07)	 (.07)
Distributions from net realized gain 	 (.09)	 (.02)	 (.03)	 (.01)	 (.12)
Total distributions 	 (.19)	 (.14) E	 (.12)	 (.08)	 (.19)
Net asset value, end of period 	$ 9.33	$ 8.10	$ 7.75	$ 5.72	$ 7.41
Total Return A 	 17.65%	 6.35%	 37.75%	 (21.79)%	 (.40)%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .01%	 .10%	 .10%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .01%	 .08%	 .08%	 .08%	 .08%
Expenses net of all reductions 	 .01%	 .08%	 .08%	 .08%	 .08%
Net investment income (loss) 	 1.45%	 1.45%	 1.55%	 1.38%	 1.24%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,867,885	$ 2,138,102	$ 1,295,302	$ 482,708	$ 256,113
Portfolio turnover rate 	 4%	 1%	 3%	 4%	 5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund but do not include expenses of the investment companies in which the fund invests.

E Total distribution of $.14 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.015 per share.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). For Freedom 2045 and Freedom 2050, financial reports will be available once the funds have completed their first annual or semi-annual period. Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06440

Fidelity Freedom Funds, Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Investments & (Pyramid) Design, Fidelity, FAST, Directed Dividends and Strategic Advisers are registered trademarks of FMR Corp.

Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, and Portfolio Advisory Services are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.702545.110 FF-pro-0506

Fidelity Freedom Funds®

Fidelity Freedom Income Fund®, Fidelity Freedom 2000 Fund®
Fidelity Freedom 2005 Fund®, Fidelity Freedom 2010 Fund®
Fidelity Freedom 2015 Fund®, Fidelity Freedom 2020 Fund®
Fidelity Freedom 2025 Fund®, Fidelity Freedom 2030 Fund®
Fidelity Freedom 2035 Fund®, Fidelity Freedom 2040 Fund®
Fidelity Freedom 2045 FundSM, and Fidelity Freedom 2050 FundSM

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2006

This statement of additional information (SAI) is not a prospectus. Portions of each fund's (other than Freedom 2045 and Freedom 2050) annual reports are incorporated herein. The annual reports are supplied with this SAI. An annual report for Freedom 2045 and Freedom 2050 will be available once each fund has completed its first annual period.

To obtain a free additional copy of the prospectus or SAI, dated May 30, 2006, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

FF-ptb-0506
1.475644.110

(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Freedom Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Freedom Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Freedom Fund's investment policies and limitations.

A Freedom Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund (other than Freedom 2040):

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

For Freedom 2040:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

For each fund (other than Freedom 2005, Freedom 2015, Freedom 2025, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050):

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Pooled Funds

For each fund (other than Freedom 2005, Freedom 2015, Freedom 2025, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050):

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the Freedom Funds may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a Freedom Fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

In accordance with each Freedom Fund's investment program as set forth in the prospectus, a Freedom Fund may invest more than 25% of its assets in any one underlying Fidelity fund. While each Freedom Fund does not intend to concentrate its investments in a particular industry, a Freedom Fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity funds. Each of the underlying Fidelity funds (other than Retirement Money Market Portfolio and OTC Portfolio) will not concentrate more than 25% of its total assets in any one industry. As described in the prospectus, Retirement Money Market Portfolio will invest more than 25% of its total assets in the financial services industry and OTC Portfolio will invest more than 25% of its total assets in the technology industry.

Investment Practices of the Freedom Funds

The following pages contain more detailed information about types of instruments in which a Freedom Fund may invest, strategies Strategic Advisers®, Inc. (Strategic Advisers) may employ in pursuit of a Freedom Fund's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a Freedom Fund achieve its goal.

Borrowing. Each Freedom Fund may borrow from banks or from other funds advised by Fidelity Management & Research Company (FMR) or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital. Certain Fidelity funds are permitted to invest their assets allocated to debt in a central fund. Such an investment allows a fund to obtain the benefits of a fully diversified bond portfolio regardless of the amount of assets the fund invests in debt.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Limitations on Futures and Options Transactions. The trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each Freedom Fund is not subject to registration or regulation as a CPO.

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Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR, on behalf of Strategic Advisers, determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The Freedom Funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The Freedom Funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by Strategic Advisers to be in good standing and when, in Strategic Advisers' judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, Strategic Advisers may rely on FMR's or its affiliates' evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies. The Freedom Funds reserve the right to invest without limitation in Fidelity Money Market Trust: Retirement Money Market Portfolio for temporary, defensive purposes.

Investment Practices of the Underlying Fidelity Funds

The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR or Geode Capital Management, LLC (Geode®), as applicable, may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR or Geode, as applicable, may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an underlying Fidelity fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital. Certain Fidelity funds are permitted to invest their assets allocated to debt in a central fund. Such an investment allows a fund to obtain the benefits of a fully diversified bond portfolio regardless of the amount of assets the fund invests in debt.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. High income CIPs seek a high level of income, and may also seek capital appreciation. Investment-grade CIPs seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment allows a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in the Real Estate Industry. FMR considers a company to be principally engaged in the real estate industry if at least 50% of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Floating Rate Loans and Other Debt Securities. Floating rate loans consist generally of obligations of companies or other entities (collectively, "borrowers") incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower's demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

From time to time FMR and its affiliates may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fidelity fund or acquire floating rate loans from a Fidelity fund, or may be intermediate participants with respect to floating rate loans owned by a Fidelity fund. These banks also may act as agents for floating rate loans that a Fidelity fund owns.

The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

Agents. Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the "agent") for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Participation Interests. Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser's rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a fund and the borrower, if the participation interest does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Maturity. Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

Floating Rate Loan Trading. Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

Supply of Floating Rate Loans. The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

Restrictive Covenants. A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Fees. Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

Other Types of Floating Rate Debt Securities. Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, or commodities or commodities indices, and some are based on indices of securities prices, such as the S&P 500, and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month LIBOR rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures, Options, and Swap Transactions. Each trust, on behalf of each fund (other than the money market fund), has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund (other than the money market fund) is not subject to registration or regulation as a CPO.

Each equity fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Each bond fund (except Capital & Income and High Income) will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

Capital & Income and High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Government Income further limits its options and futures investments to options and futures contracts relating to U.S. Government securities.

The above limitations on the funds' (other than the money market fund's) investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, commodities indices, currencies, precious metals or other commodities, inflation measures, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument, statistic, or measure.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones A&G Commodity Index.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity, or other instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, the U.S Treasury, and certain other U.S. Government agencies. In calculating a fund's dividends, index-based adjustments may be considered income.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's Investors Service, S&P, Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a NRSRO by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including FBS LLC. FBS LLC is a member of the NYSE and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" (Blue Chip Growth, Disciplined Equity, Diversified International, Europe, Growth Company, Japan, Mid-Cap, OTC Portfolio, Overseas, Retirement Money Market Portfolio, Small Cap Growth, Small Cap Independence, Small Cap Value, Southeast Asia, and Value) are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales (Capital & Income, Equity-Income, Fidelity Fund, Growth & Income, High Income, and Strategic Real Return). Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies.

Each of Blue Chip Growth, Disciplined Equity, Diversified International, Equity-Income, Europe, Fidelity Fund, Growth & Income, Growth Company, Japan, Mid-Cap, OTC Portfolio, Overseas, Small Cap Growth, Small Cap Independence, Small Cap Value, Southeast Asia, and Value reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Each of Government Income, Intermediate Bond, Investment Grade Bond, Short-Term Bond, and Strategic Real Return reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Each of Capital & Income and High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

The following pages contain detailed information about special considerations of underlying international Fidelity funds, in which certain Freedom Funds may invest.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. The Supreme Court of Canada decided in August 1998 that if there was a "clear answer" to a "clear question" in a referendum, then the federal government would be obliged to negotiate with Quebec.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement will likely make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, will likely change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of 25 European countries, known as member states. A key activity of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (EMU)) is the euro, which is in use in 12 of the 25 member states. In addition to adopting a single currency, member countries no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the new European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Twelve disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment is historically high and could pose political risk. One or more member countries might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further eastward expansion has long-term economic benefits, but the remaining European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge eastward, the candidate countries' accessions tend to grow more controversial. For example, some member states, especially Austria, repudiate Turkey joining the EU, and the possible economic, immigration, and cultural implications that may bring. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, in the United Kingdom, currently holding the EU presidency, one poll suggested that around 75% of the population is indifferent or opposed to the EU. However, other countries are more in favor of European integration.

At the same time, there could become an increasingly widening gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU. Realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which will affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. The EU has the largest economy in the world according to the International Monetary Fund. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU set itself an objective under the Lisbon Strategy to make the EU "the world's most dynamic and competitive economy" by the year 2010, but it is now generally accepted that this target will not be met. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the currency and the accompanying coordination of fiscal and wage policy among the 12 EMU member nations. According to the Maastricht treaty, member countries must maintain inflation below 3.3%, public debt below 60% of GDP, and a deficit of 3% or less of GDP to qualify for participation in the euro. These requirements severely limit member countries' ability to implement monetary policy to address regional economic conditions. Countries that did not qualify for the euro risk being left farther behind.

Currency. Investing in euro-denominated securities entails risk of being exposed to a new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the EU. This had been the case in years 1999 through 2002, when the initial exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns in the region. In addition, many European countries rely heavily upon export dependent businesses and any strength in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

The economies of the Eastern European nations are embarking on the transition from communism to market economics at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to political, economic, and currency events in Russia and have recently suffered heavy losses as a result of their trading and investment links to the troubled Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades overall real economic growth had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004, growth improved and the lingering fears of deflation in prices and economic activity lessened. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the EU.

Korea. Since 1997, Korea's robust economy has been buffeted by a financial crisis marked by significant capital outflows, sharp depreciation of the won, and severe distress in the corporate and financial sectors. The severe disruption and loss of confidence because of the crisis, however, led to Korea's worst recession in over three decades. The nation's economic difficulties were a direct result of Asia's economic and currency crisis and the way Korea conducts its business at home and abroad. While steps have been initiated to remedy many of the causes of Korea's recent economic problems, their successful implementation is not assured. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People's Republic of China. The government of the People's Republic of China is dominated by the one-party rule of the Chinese Communist Party.

China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

Growth has also put a strain on China's aging infrastructure. Over the past year, the government has attempted to slow down the pace of growth through administrative measures. An interest rate increase was also meant to tighten access to capital, but Chinese state-owned banks often care little about risk and profitability.

As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Over the past 25 years, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law guarantees existing freedoms, including free speech and assembly, press, religion, and the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. China has committed by treaty to preserve Hong Kong's autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. Beijing has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. Keys to future growth remain internal reform, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 missing and nearly 441,000 displaced, and destroyed $4.5 to $5.0 billion worth of property.

Thailand has a well-developed infrastructure, a free-enterprise economy, and welcomes foreign investment. Increased consumption and investment spending and strong export growth pushed GDP growth up to 6.9% in 2003 and 6.1% in 2004, despite a sluggish global economy. The highly popular government's expansionist policy, including major support of village economic development, has raised concerns about fiscal discipline and the health of financial institutions. Bangkok has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth, and in 2004 began negotiations on a Free Trade Agreement with the U.S. The December 2004 tsunami took 8,500 lives in Thailand and caused massive destruction of property in the southern provinces of Krabi, Phangnga, and Phuket.

The Philippines' consistently large budget deficit has produced a high debt level and has forced Manila to spend a large portion of the national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government's debt because of slow progress on privatization. Credit rating agencies are increasingly concerned about the Philippines' ability to sustain the debt; legislative progress on new revenue measures will weigh heavily on credit rating decisions.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

Argentina's recent bankruptcy and the spreading financial turmoil in its neighboring countries are just the latest chapters in Latin America's long history of foreign debt and default. Almost all of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the stock market.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: i) less social, political, and economic stability; ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; vi) capital gains may be subject to local taxation, including on a retroactive basis; vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; ix) bankruptcy judgments may only be permitted to be paid in the local currency; x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed under the old Soviet Union.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other recent government actions, foreign investors face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each Freedom Fund by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each Freedom Fund's management contract. A Freedom Fund will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities.

Strategic Advisers may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If selecting brokers or dealers (including affiliates of Strategic Advisers), Strategic Advisers generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; and the provision of additional brokerage and research products and services, if applicable.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.

Securities may be purchased from underwriters at prices that include underwriting fees.

Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive compensation for their services.

The Freedom Funds may execute portfolio transactions with brokers or dealers (who are not affiliates of Strategic Advisers) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced Strategic Advisers' normal research activities in providing investment advice to the funds. Strategic Advisers' expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services Strategic Advisers may receive from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, Strategic Advisers may request a broker or dealer to provide a specific proprietary or third-party product or service. While Strategic Advisers may take into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.

Brokers or dealers that execute transactions for a fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher compensation, Strategic Advisers will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or Strategic Advisers' overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist Strategic Advisers or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

Strategic Advisers may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS), provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. Strategic Advisers does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as "soft dollars." Strategic Advisers trades with its affiliated brokers on an execution-only basis.

The Trustees of each fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Freedom Funds, respectively, and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended March 31, 2006 and 2005, the portfolio turnover rates for each fund (other than Freedom 2045 and Freedom 2050) are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates	2006	2005
Freedom Income	 18%	 7%
Freedom 2000	 20%	 11%
Freedom 2005	 4%	 7%
Freedom 2010	 8%	 1%
Freedom 2015	 1%	 0%
Freedom 2020	 4%	 0%
Freedom 2025	 1%	 0%
Freedom 2030	 5%	 0%
Freedom 2035	 1%	 0%
Freedom 2040	 4%	 1%

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions.

For the fiscal years ended March 31, 2006, 2005, and 2004, each fund paid no brokerage commissions.

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For the fiscal year ended March 31, 2006, each fund paid no brokerage commissions to firms for providing research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the Freedom Funds of some portion of the compensation paid by the funds on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to participate, or continue to participate, in the commission recapture program.

Although the Trustees and officers of each Freedom Fund are substantially the same as those of other funds managed by Strategic Advisers or its affiliates, investment decisions for each Freedom Fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining Strategic Advisers as investment adviser to each Freedom Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The assets of each Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs.

Valuation of Underlying Fidelity Funds

Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each Freedom Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that each Freedom Fund's income is derived from qualifying dividends or from the qualifying portion of dividends from an underlying Fidelity fund. A percentage of dividends distributed to individual shareholders may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). For each Freedom Fund and for those underlying Fidelity funds that may earn other types of income that do not qualify for the dividends-received deduction available to corporate shareholders or the long-term capital gains tax rates available to individuals, such as interest, short-term capital gains (including short-term capital gains distributed by an underlying Fidelity fund as a dividend as well as short-term capital gains earned on the sale of underlying Fidelity fund shares or other securities), and non-qualifying dividends, the percentage of fund dividends that qualifies for the deduction generally will be less than 100%. A portion of each Freedom Fund's dividends derived from certain U.S. Government securities, including the portion of dividends from an underlying Fidelity fund derived from certain U.S. Government securities, and securities of certain other investment companies may be exempt from state and local taxation.

Capital Gain Distributions. Each Freedom Fund's long-term capital gain distributions, including amounts attributable to an underlying Fidelity fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

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Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Tax Status of the Funds. Each Freedom Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Freedom Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Ten to 15 years after a Freedom Fund with a target retirement date reaches its target retirement year, its asset allocation target is expected to match Freedom Income Fund's asset allocation target. It is expected that at such time the assets of the Freedom Fund with a target retirement date will be combined with the assets of Freedom Income Fund. The Trustees reserve the right to engage in such transactions in the best interests of the funds, taking into account then existing laws and regulations. The trust's Trust Instrument empowers the Trustees to take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of a Freedom Fund with a target retirement date.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Freedom Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Freedom Fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Freedom Fund's activities, review contractual arrangements with companies that provide services to each Freedom Fund, and review each Freedom Fund's performance. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 330 funds advised by FMR or an affiliate. Mr. McCoy oversees 332 funds advised by FMR or an affiliate. Mr. Gamper oversees 262 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Freedom Income (2005-present), Freedom 2000 (2005-present), Freedom 2005 (2005-present), Freedom 2010 (2005-present), Freedom 2015 (2005-present), Freedom 2020 (2005-present), Freedom 2025 (2005-present), Freedom 2030 (2005-present), Freedom 2035 (2005-present), Freedom 2040 (2005-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate) and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Boyce I. Greer (50)

Year of Election or Appointment: 2005 or 2006

Vice President of Freedom Income (2005-present), Freedom 2000 (2005-present), Freedom 2005 (2005-present), Freedom 2010 (2005-present), Freedom 2015 (2005-present), Freedom 2020 (2005-present), Freedom 2025 (2005-present), Freedom 2030 (2005-present), Freedom 2035 (2005-present), Freedom 2040 (2005-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), and a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Ren Y. Cheng (49)

Year of Election or Appointment: 1996, 2000, 2003, or 2006

Vice President of Freedom Income (1996-present), Freedom 2000 (1996-present), Freedom 2005 (2003-present), Freedom 2010 (1996-present), Freedom 2015 (2003-present), Freedom 2020 (1996-present), Freedom 2025 (2003-present), Freedom 2030 (1996-present), Freedom 2035 (2003-present), Freedom 2040 (2000-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers, Inc., including the Fidelity Advisor Freedom Funds®. Prior to assuming his current responsibilities, Mr. Cheng worked as a portfolio manager. Mr. Cheng also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Eric D. Roiter (57)

Year of Election or Appointment: 1998, 2000, 2003, or 2006

Secretary of Freedom Income (1998-present), Freedom 2000 (1998-present), Freedom 2005 (2003-present), Freedom 2010 (1998-present), Freedom 2015 (2003-present), Freedom 2020 (1998-present), Freedom 2025 (2003-present), Freedom 2030 (1998-present), Freedom 2035 (2003-present), Freedom 2040 (2000-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003 or 2006

Assistant Secretary of Freedom Income (2003-present), Freedom 2000 (2003-present), Freedom 2005 (2003-present), Freedom 2010 (2003-present), Freedom 2015 (2003-present), Freedom 2020 (2003-present), Freedom 2025 (2003-present), Freedom 2030 (2003-present), Freedom 2035 (2003-present), Freedom 2040 (2003-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004 or 2006

President and Treasurer of Freedom Income (2004-present), Freedom 2000 (2004-present), Freedom 2005 (2004-present), Freedom 2010 (2004-present), Freedom 2015 (2004-present), Freedom 2020 (2004-present), Freedom 2025 (2004-present), Freedom 2030 (2004-present), Freedom 2035 (2004-present), Freedom 2040 (2004-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005 or 2006

Chief Financial Officer of Freedom Income (2005-present), Freedom 2000 (2005-present), Freedom 2005 (2005-present), Freedom 2010 (2005-present), Freedom 2015 (2005-present), Freedom 2020 (2005-present), Freedom 2025 (2005-present), Freedom 2030 (2005-present), Freedom 2035 (2005-present), Freedom 2040 (2005-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005-present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004 or 2006

Chief Compliance Officer of Freedom Income (2004-present), Freedom 2000 (2004-present), Freedom 2005 (2004-present), Freedom 2010 (2004-present), Freedom 2015 (2004-present), Freedom 2020 (2004-present), Freedom 2025 (2004-present), Freedom 2030 (2004-present), Freedom 2035 (2004-present), Freedom 2040 (2004-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Freedom Income (2005-present), Freedom 2000 (2005-present), Freedom 2005 (2005-present), Freedom 2010 (2005-present), Freedom 2015 (2005-present), Freedom 2020 (2005-present), Freedom 2025 (2005-present), Freedom 2030 (2005-present), Freedom 2035 (2005-present), Freedom 2040 (2005-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004 or 2006

Deputy Treasurer of Freedom Income (2004-present), Freedom 2000 (2004-present), Freedom 2005 (2004-present), Freedom 2010 (2004-present), Freedom 2015 (2004-present), Freedom 2020 (2004-present), Freedom 2025 (2004-present), Freedom 2030 (2004-present), Freedom 2035 (2004-present), Freedom 2040 (2004-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Freedom Income (2005-present), Freedom 2000 (2005-present), Freedom 2005 (2005-present), Freedom 2010 (2005-present), Freedom 2015 (2005-present), Freedom 2020 (2005-present), Freedom 2025 (2005-present), Freedom 2030 (2005-present), Freedom 2035 (2005-present), Freedom 2040 (2005-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Freedom Income (2005-present), Freedom 2000 (2005-present), Freedom 2005 (2005-present), Freedom 2010 (2005-present), Freedom 2015 (2005-present), Freedom 2020 (2005-present), Freedom 2025 (2005-present), Freedom 2030 (2005-present), Freedom 2035 (2005-present), Freedom 2040 (2005-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)

Year of Election or Appointment: 1996, 2000, 2003, or 2006

Assistant Treasurer of Freedom Income (1996-present), Freedom 2000 (1996-present), Freedom 2005 (2003-present), Freedom 2010 (1996-present), Freedom 2015 (2003-present), Freedom 2020 (1996-present), Freedom 2025 (2003-present), Freedom 2030 (1996-present), Freedom 2035 (2003-present), Freedom 2040 (2000-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004 or 2006

Assistant Treasurer of Freedom Income (2004-present), Freedom 2000 (2004-present), Freedom 2005 (2004-present), Freedom 2010 (2004-present), Freedom 2015 (2004-present), Freedom 2020 (2004-present), Freedom 2025 (2004-present), Freedom 2030 (2004-present), Freedom 2035 (2004-present), Freedom 2040 (2004-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002, 2003, or 2006

Assistant Treasurer of Freedom Income (2002-present), Freedom 2000 (2002-present), Freedom 2005 (2003-present), Freedom 2010 (2002-present), Freedom 2015 (2003-present), Freedom 2020 (2002-present), Freedom 2025 (2003-present), Freedom 2030 (2002-present), Freedom 2035 (2003-present), Freedom 2040 (2002-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Freedom Income (2005-present), Freedom 2000 (2005-present), Freedom 2005 (2005-present), Freedom 2010 (2005-present), Freedom 2015 (2005-present), Freedom 2020 (2005-present), Freedom 2025 (2005-present), Freedom 2030 (2005-present), Freedom 2035 (2005-present), Freedom 2040 (2005-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Freedom Income (2005-present), Freedom 2000 (2005-present), Freedom 2005 (2005-present), Freedom 2010 (2005-present), Freedom 2015 (2005-present), Freedom 2020 (2005-present), Freedom 2025 (2005-present), Freedom 2030 (2005-present), Freedom 2035 (2005-present), Freedom 2040 (2005-present), Freedom 2045 (2006-present), and Freedom 2050 (2006-present). Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended March 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee provides oversight regarding the investment policies relating to, and Fidelity funds' investment in, non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended March 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Lautenbach (Chair), Gamper, and Stavropoulos), the Fixed-Income, International, and Special Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small), and the Select and Asset Allocation Committee (composed of Mr. Wolfe (Chair), Dr. Heilmeier, and Mr. McCoy). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. Prior to July 2005, the Fixed-Income, International, and Special Committee was known as the Fixed-Income and International Committee, and the Select and Asset Allocation Committee was known as the Select and Special Committee. During the fiscal year ended March 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 12 meetings, and the Select and Asset Allocation Committee held nine meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Lautenbach (Chair), Dirks, Gamper, Stavropoulos, and Wolfe) and the Fixed-Income Contract Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended March 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Stavropoulos (Chair), Dirks, and Lautenbach, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended March 31, 2006, the Shareholder, Distribution and Brokerage Committee held 11 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Mr. Gamper, Dr. Heilmeier, and Messrs. McCoy and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended March 31, 2006, the committee held 13 meetings.

The Governance and Nominating Committee is composed of Dr. Gates (Chair) and Messrs. Lautenbach and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended March 31, 2006, the committee held 12 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Lautenbach and Stavropoulos) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended March 31, 2006, the committee held 14 meetings.

The Proxy Voting Committee is composed of Dr. Heilmeier (Chair), Mr. Lautenbach, and Ms. Small. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. The Board of Trustees established the Proxy Voting Committee in January 2006. During the fiscal year ended March 31, 2006, the committee held one meeting.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2005.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Stephen P. Jonas	Robert L. Reynolds
Freedom Income	none	none	none
Freedom 2000	none	none	none
Freedom 2005	none	none	none
Freedom 2010	none	none	none
Freedom 2015	none	none	none
Freedom 2020	none	none	none
Freedom 2025	none	none	none
Freedom 2030	none	none	none
Freedom 2035	none	none	none
Freedom 2040	none	none	none
Freedom 2045	none	none	none
Freedom 2050	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates	George H. Heilmeier	Marie L. Knowles
Freedom Income	none	none	none	none	none
Freedom 2000	none	none	none	none	none
Freedom 2005	none	none	none	none	none
Freedom 2010	none	none	none	none	none
Freedom 2015	none	none	none	none	none
Freedom 2020	none	none	none	none	none
Freedom 2025	none	none	none	none	none
Freedom 2030	none	none	none	none	none
Freedom 2035	none	none	none	none	none
Freedom 2040	none	none	none	none	none
Freedom 2045	none	none	none	none	none
Freedom 2050	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
Freedom Income	none	none	none	none	none
Freedom 2000	none	none	none	none	none
Freedom 2005	none	none	none	none	none
Freedom 2010	none	none	none	none	none
Freedom 2015	none	none	none	none	none
Freedom 2020	none	none	none	none	none
Freedom 2025	none	none	none	none	none
Freedom 2030	none	none	none	none	none
Freedom 2035	none	none	none	none	none
Freedom 2040	none	none	none	none	none
Freedom 2045	none	none	none	none	none
Freedom 2050	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended March 31, 2006, fiscal year ending March 31, 2007, or calendar year ended December 31, 2005, as applicable.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks[2]	Albert R. Gamper, Jr.[3]	Robert M. Gates	George H. Heilmeier	James H. Keyes[4]	Marie L. Knowles
Freedom Income	$ 713	$ 563	$ 751	$ 703	$ 54	$ 757
Freedom 2000	$ 556	$ 436	$ 585	$ 548	$ 41	$ 591
Freedom 2005	$ 116	$ 96	$ 123	$ 113	$ 12	$ 123
Freedom 2010	$ 3,291	$ 2,620	$ 3,474	$ 3,241	$ 266	$ 3,496
Freedom 2015	$ 501	$ 425	$ 538	$ 491	$ 57	$ 534
Freedom 2020	$ 3,928	$ 3,157	$ 4,158	$ 3,867	$ 336	$ 4,175
Freedom 2025	$ 386	$ 329	$ 415	$ 378	$ 45	$ 411
Freedom 2030	$ 2,347	$ 1,891	$ 2,487	$ 2,310	$ 206	$ 2,495
Freedom 2035	$ 207	$ 177	$ 223	$ 203	$ 25	$ 220
Freedom 2040	$ 934	$ 765	$ 994	$ 918	$ 90	$ 993
Freedom 2045+	$ 24	$ 24	$ 31	$ 24	$ 24	$ 26
Freedom 2050+	$ 32	$ 32	$ 40	$ 32	$ 32	$ 34
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 378,500	$ 203,250	$ 373,000	$ 373,000	$ 0	$ 399,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Marvin L. Mann[5]	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe[6]
Freedom Income	$ 712	$ 731	$ 703	$ 713	$ 709	$ 694
Freedom 2000	$ 555	$ 576	$ 549	$ 556	$ 554	$ 541
Freedom 2005	$ 116	$ 110	$ 114	$ 116	$ 115	$ 112
Freedom 2010	$ 3,286	$ 3,324	$ 3,246	$ 3,291	$ 3,273	$ 3,202
Freedom 2015	$ 501	$ 456	$ 494	$ 502	$ 498	$ 488
Freedom 2020	$ 3,924	$ 3,906	$ 3,874	$ 3,929	$ 3,906	$ 3,822
Freedom 2025	$ 386	$ 347	$ 380	$ 386	$ 383	$ 375
Freedom 2030	$ 2,344	$ 2,319	$ 2,315	$ 2,347	$ 2,333	$ 2,283
Freedom 2035	$ 207	$ 183	$ 204	$ 207	$ 205	$ 201
Freedom 2040	$ 933	$ 898	$ 920	$ 934	$ 928	$ 908
Freedom 2045+	$ 24	$ 0	$ 24	$ 24	$ 24	$ 24
Freedom 2050+	$ 32	$ 0	$ 32	$ 32	$ 32	$ 32
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 373,000	$ 502,500	$ 415,500B	$ 378,500	$ 379,000	$ 370,000

1 Edward C. Johnson 3d, Stephen P. Jonas, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 During the period from July 1, 2004 through May 10, 2005, Mr. Dirks served as a Member of the Advisory Board. Effective May 11, 2005, Mr. Dirks serves as a Member of the Board of Trustees.

3 During the period from June 1, 2005 through December 31, 2005, Mr. Gamper served as a Member of the Advisory Board. Effective January 1, 2006, Mr. Gamper serves as a Member of the Board of Trustees.

4 Effective March 1, 2006, Mr. Keyes serves as a Member of the Advisory Board.

5 Mr. Mann served on the Board of Trustees through December 31, 2005.

6 During the period from October 1, 2004 through May 10, 2005, Mr. Wolfe served as a Member of the Advisory Board. Effective May 11, 2005, Mr. Wolfe serves as a Member of the Board of Trustees.

+ Estimated for the fund's first full year.

A Information is for the calendar year ended December 31, 2005 for 328 funds of 58 trusts in the fund complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2005, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Robert M. Gates, $148,500; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $148,500; Marvin L. Mann, $198,500; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $48,134; and William O. McCoy, $93,634.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2005, Mr. McCoy voluntarily elected to defer $45,500.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Independent Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Independent Trustee or to pay any particular level of compensation to the Independent Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of the public offering of shares of Freedom 2045 and Freedom 2050, 100% of each fund's total outstanding shares was held by FMR or an FMR affiliate. FMR Corp. is the ultimate parent company of FMR and these FMR affiliates. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares.



As of March 31, 2006, the following owned of record 5% or more (up to and including 25%) of Freedom 2000's and Freedom 2005's outstanding shares:


Freedom 2000: Reformed Church in America, New York, NY (5.77%)


Freedom 2005: Rockwell Automation, Milwaukee, WI (7.53%)

Freedom 2005: Publicis, New York, NY (6.32%)

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Strategic Advisers. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, Strategic Advisers (the Investment Advisers), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each Freedom Fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

Strategic Advisers in turn has entered into administration agreements with FMR on behalf of each Freedom Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Freedom Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each Freedom Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each Freedom Fund with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each Freedom Fund's transfer agent agreement, the transfer agent bears these costs. In addition, FMR compensates all officers of each fund and all Trustees who are interested persons of the trust, Strategic Advisers, or FMR. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, pricing and bookkeeping services, and the cost of administration of each Freedom Fund's securities lending program.

Each Freedom Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

Management Fees. The Freedom Funds do not pay a management fee to Strategic Advisors. Prior to May 19, 2005, for the services of Strategic Advisers under each management contract, each Freedom Fund (other than Freedom 2045 and Freedom 2050, which had not yet commenced operations) paid Strategic Advisers a monthly management fee at the annual rate of 0.10% of its average net assets throughout the month. The management fee paid to Strategic Advisers by each Freedom Fund was reduced by an amount equal to the fees and expenses paid by each Freedom Fund to the Independent Trustees.

FMR receives no fee for its services under each administration agreement. Prior to May 19, 2005, for the services of FMR under each administration agreement, Strategic Advisers paid FMR a monthly administration fee equal to the monthly management fee received by Strategic Advisers from each Freedom Fund, minus an amount equal to an annual rate of 0.02% of that fund's average net assets throughout the month.

The following table shows the amount of management fees paid by Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040 to Strategic Advisers for the past three fiscal years, and the amount of credits reducing management fees for each fund.

Fund	Fiscal Years Ended March 31	Amount of Credits Reducing Management Fees	Management Fees Paid to Strategic Advisers
Freedom Income	2006+	$ 1	$ 162,432
	2005	$ 1	$ 1,827,406*
	2004	$ 12	$ 1,496,860*
Freedom 2000	2006+	$ 1	$ 131,030
	2005	$ 0	$ 1,571,426*
	2004	$ 16	$ 1,440,357*
Freedom 2005	2006+	$ 4	$ 20,417
	2005	$ 1	$ 112,108*
	2004	$ 0	$ 6,233*
Freedom 2010	2006+	$ 13	$ 724,484
	2005	$ 4	$ 7,852,505*
	2004	$ 28	$ 6,102,155*
Freedom 2015	2006+	$ 1	$ 79,182
	2005	$ 1	$ 412,274*
	2004	$ 0	$ 17,959*
Freedom 2020	2006+	$ 140	$ 827,570
	2005	$ 4	$ 8,437,733*
	2004	$ 16	$ 5,839,995*
Freedom 2025	2006+	$ 1	$ 58,737
	2005	$ 1	$ 277,139*
	2004	$ 0	$ 10,718*
Freedom 2030	2006+	$ 2	$ 488,940
	2005	$ 7	$ 4,931,476*
	2004	$ 0	$ 3,382,618*
Freedom 2035	2006+	$ 1	$ 30,515
	2005	$ 1	$ 136,568*
	2004	$ 0	$ 4,285*
Freedom 2040	2006+	$ 1	$ 179,587
	2005	$ 8	$ 1,611,276*
	2004	$ 0	$ 847,180*

+ As of May 1, 2005, the funds no longer pay management fees.

* After reduction of fees and expenses paid by the fund to the Independent Trustees.

FMR may, from time to time, voluntarily reimburse all or a portion of a Freedom Fund's operating expenses (exclusive of interest, taxes, brokerage commissions, shareholder charges, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase each Freedom Fund's returns and yield and repayment of the reimbursement by each fund will lower its returns and yield.

FMR voluntarily agreed to reimburse Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040 if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The following table shows the periods of reimbursement and levels of expense limitations for the applicable funds; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.

	Periods of Expense Limitation		Aggregate Operating Expense Limitation	Fiscal Years Ended March 31	Management Fee Before Reimbursement	Amount of Management Fee Reimbursement
Fund	From	To
Freedom Income	April 1, 2005	April 30, 2005	0.08%	2006+	$ 162,432	$ 32,464
			0.08%	2005	$ 1,827,406*	$ 368,366
			0.08%	2004	$ 1,496,860*	$ 301,834
Freedom 2000	April 1, 2005	April 30, 2005	0.08%	2006+	$ 131,030	$ 26,184
			0.08%	2005	$ 1,571,426*	$ 316,138
			0.08%	2004	$ 1,440,357*	$ 290,055
Freedom 2005	April 1, 2005	April 30, 2005	0.08%	2006+	$ 20,417	$ 4,085
			0.08%	2005	$ 112,108*	$ 23,289
			0.08%	2004	$ 6,233*	$ 1,244
Freedom 2010	April 1, 2005	April 30, 2005	0.08%	2006+	$ 724,484	$ 144,837
			0.08%	2005	$ 7,852,505*	$ 1,584,017
			0.08%	2004	$ 6,102,155*	$ 1,232,472
Freedom 2015	April 1, 2005	April 30, 2005	0.08%	2006+	$ 79,182	$ 15,918
			0.08%	2005	$ 412,274*	$ 85,549
			0.08%	2004	$ 17,959*	$ 3,567
Freedom 2020	April 1, 2005	April 30, 2005	0.08%	2006+	$ 827,570	$ 165,512
			0.08%	2005	$ 8,437,733*	$ 1,705,118
			0.08%	2004	$ 5,839,995*	$ 1,182,436
Freedom 2025	April 1, 2005	April 30, 2005	0.08%	2006+	$ 58,737	$ 11,812
			0.08%	2005	$ 277,139*	$ 57,919
			0.08%	2004	$ 10,718*	$ 2,139
Freedom 2030	April 1, 2005	April 30, 2005	0.08%	2006+	$ 488,940	$ 97,810
			0.08%	2005	$ 4,931,476*	$ 996,517
			0.08%	2004	$ 3,382,618*	$ 684,751
Freedom 2035	April 1, 2005	April 30, 2005	0.08%	2006+	$ 30,515	$ 6,142
			0.08%	2005	$ 136,568*	$ 28,554
			0.08%	2004	$ 4,285*	$ 848
Freedom 2040	April 1, 2005	April 30, 2005	0.08%	2006+	$ 179,587	$ 36,020
			0.08%	2005	$ 1,611,276*	$ 326,392
			0.08%	2004	$ 847,180*	$ 172,538

+ As of May 1, 2005, the funds no longer pay management fees.

* After reduction of fees and expenses paid by the fund to the Independent Trustees.

Ren Cheng and Jonathan Shelon are co-managers of each Freedom Fund and receive compensation for their services. As of March 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Cheng and Mr. Shelon are employees of Strategic Advisers, Inc., a subsidiary of FMR Corp. and an affiliate of FMR. Strategic Advisers, Inc. is the adviser to the Freedom Funds. Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of each Freedom Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk at the Freedom Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Cheng as of March 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	3	61
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 49,304	$ 145	$ 6,993
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Freedom Income ($2,110 (in millions) assets managed), Freedom 2000 ($1,601 (in millions) assets managed), Freedom 2005 ($484 (in millions) assets managed), Freedom 2010 ($10,689 (in millions) assets managed), Freedom 2015 ($2,470 (in millions) assets managed), Freedom 2020 ($13,673 (in millions) assets managed), Freedom 2025 ($1,985 (in millions) assets managed), Freedom 2030 ($8,482 (in millions) assets managed), Freedom 2035 ($1,130 (in millions) assets managed), Freedom 2040 ($3,832 (in millions) assets managed), Freedom 2045 ($0 (in millions) assets managed), and Freedom 2050 ($0 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end. Freedom 2045 and Freedom 2050 are expected to commence operations on June 1, 2006.

The following table provides information relating to other accounts managed by Mr. Shelon as of March 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	19	none	70
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 49,068	none	$ 10,245
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Freedom Income ($2,110 (in millions) assets managed), Freedom 2000 ($1,601 (in millions) assets managed), Freedom 2005 ($484 (in millions) assets managed), Freedom 2010 ($10,689 (in millions) assets managed), Freedom 2015 ($2,470 (in millions) assets managed), Freedom 2020 ($13,673 (in millions) assets managed), Freedom 2025 ($1,985 (in millions) assets managed), Freedom 2030 ($8,482 (in millions) assets managed), Freedom 2035 ($1,130 (in millions) assets managed), Freedom 2040 ($3,832 (in millions) assets managed), Freedom 2045 ($0 (in millions) assets managed), and Freedom 2050 ($0 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end. Freedom 2045 and Freedom 2050 are expected to commence operations on June 1, 2006.

The following table sets forth the dollar range of shares of the Freedom Funds beneficially owned by each portfolio manager as of March 31, 2006:

DOLLAR RANGE OF FUND SHARES OWNED AS OF 03/31/06
	Freedom Income	Freedom 2000	Freedom 2005	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
Ren Cheng	$100,001- $500,000	none	none	$100,001- $500,000	none	$500,001- $1,000,000	none	none	none	$10,001- $50,000	none	none
Jonathan Shelon	none	none	none	none	none	none	none	none	none	$100,001- $500,000	none	none

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

B. Non-routine proposals will generally be voted in accordance with the guidelines.

 C. Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Proxy Committee or its designee.

D. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

E. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)

A. Large capitalization company - a company included in the Russell 1000® stock index.

B. Small capitalization company - a company not included in the Russell 1000 stock index.

C. Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

 D. Poison Pill Plan - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

E. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

F. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

G. Sunset provision - a condition in a charter or plan that specifies an expiration date.

H. Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors

A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority on the election of directors if:

 FMR will also generally withhold authority on the election of directors if:

1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

a. The poison pill includes a sunset provision of less than 5 years;

b. The poison pill is linked to a business strategy that will result in greater value for the shareholders; and

c. Shareholder approval is required to reinstate the poison pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.

 5. The company made a commitment to FMR to resolve an agenda item that was inconsistent with FMR's guidelines and management of the company has failed to act on that commitment.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote against shareholder proposals calling for a company to adopt a simple majority vote standard for the election of directors. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, the adoption of a simple majority vote standard appears reasonably likely to enhance shareholder returns and the board of directors has reasonable discretion to mitigate legal, regulatory, and operational risks if a nominee or incumbent director fails to receive a majority vote.

IV. Compensation

A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards)

FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

1. (a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

a. The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

b. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

3. The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

4. The granting of awards to non-employee directors is subject to management discretion.

5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4. The company's relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

V. Anti-Takeover Plans

FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:

A. The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.

B. The anti-takeover plan includes the following:

1. the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;

2. the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

3. shareholder approval is required to reinstate the anti-takeover plan upon expiration;

4. the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

5. the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

C. It is an anti-greenmail proposal that does not include other anti-takeover provisions.

D. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each Freedom Fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

The Trustees have approved a Distribution and Service Plan on behalf of each Freedom Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Plans, as approved by the Trustees, allow the Freedom Funds, Strategic Advisers and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Each Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Freedom Fund shares and/or shareholder support services. In addition, each Plan provides that Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers and administrators, that provide those services. Currently, the Board of Trustees has authorized such payments for the Freedom Funds.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit each Freedom Fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the Freedom Funds other than those made to Strategic Advisers under its management contract with the fund. To the extent that each Plan gives Strategic Advisers, FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, service-providers and administrators. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and the National Association of Securities Dealers rules, FDC or any affiliate may pay or allow other incentives or payments to intermediaries.

Each fund's transfer agent or an affiliate may also make payments and reimbursements to certain intermediaries, including retirement plan sponsors, service providers and administrators, for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service providers for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each Freedom Fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each Freedom Fund.

For providing transfer agency services, FIIOC receives no fees from each Freedom Fund; however, each underlying Fidelity fund pays its respective transfer, dividend disbursing, and shareholder servicing agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of each Freedom Fund invested in such underlying Fidelity fund.

FIIOC also collects fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services to a retirement plan, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan.

Each Freedom Fund has entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each Freedom Fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each Freedom Fund, maintains each Freedom Fund's portfolio and general accounting records, and administers each Freedom Fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each Freedom Fund's average daily net assets throughout the month.

For administering each Freedom Fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Freedom Income Fund®, Fidelity Freedom 2000 Fund®, Fidelity Freedom 2005 Fund®, Fidelity Freedom 2010 Fund®, Fidelity Freedom 2015 Fund®, Fidelity Freedom 2020 Fund®, Fidelity Freedom 2025 Fund®, Fidelity Freedom 2030 Fund®, Fidelity Freedom 2035 Fund®, Fidelity Freedom 2040 Fund®, Fidelity Freedom 2045 FundSM , and Fidelity Freedom 2050 FundSM  are funds of Fidelity Aberdeen Street Trust, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are 23 funds offered in Fidelity Aberdeen Street Trust: Fidelity Advisor Freedom Income Fund®, Fidelity Advisor Freedom 2005 Fund®, Fidelity Advisor Freedom 2010 Fund®, Fidelity Advisor Freedom 2015 Fund®, Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund®, Fidelity Advisor Freedom 2030 Fund®, Fidelity Advisor Freedom 2035 Fund®, Fidelity Advisor Freedom 2040 Fund®, Fidelity Advisor Freedom 2045 FundSM , Fidelity Advisor Freedom 2050 FundSM , Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying fund, a Freedom Fund will vote its shares in proportion to the vote of all other holders of shares of that underlying fund.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. However, the Trustees may, without prior shareholder approval, authorize a transfer of all assets of a Freedom Fund with a target retirement date into Freedom Income Fund, or any successor thereto, or reorganize or terminate the trust or a fund or a class. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of Freedom 2045 and Freedom 2050.The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of Freedom 2045 and Freedom 2050 in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

The Freedom Funds' (other than Freedom 2045 and Freedom 2050) financial statements and financial highlights for the fiscal year ended March 31, 2006, and report of the independent registered public accounting firm, are included in each fund's annual report and are incorporated herein by reference. An annual report for each of Freedom 2045 and Freedom 2050 will be available once the fund has completed its first annual period.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprised of executive officers of FMR and its affiliates) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. Each fund will also provide a list of the underlying funds it holds as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-adviser and its affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; an issuer, regarding the number of shares of the issuer (or percentage of outsourcing shares) held by a fund; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to issuers regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Kynex Inc. (full holdings weekly, one business day after the end of the week); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity Freedom Funds, Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040, and Strategic Advisers are registered trademarks of FMR Corp.

Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity Advisor

Freedom Funds®

Class A, Class T, Class B, and Class C

Fidelity Advisor Freedom Income Fund®

Fidelity Advisor Freedom 2005 Fund®

Fidelity Advisor Freedom 2010 Fund®

Fidelity Advisor Freedom 2015 Fund®

Fidelity Advisor Freedom 2020 Fund®

Fidelity Advisor Freedom 2025 Fund®

Fidelity Advisor Freedom 2030 Fund®

Fidelity Advisor Freedom 2035 Fund®

Fidelity Advisor Freedom 2040 Fund®

Fidelity Advisor Freedom 2045 Fund SM

Fidelity Advisor Freedom 2050 Fund SM

Prospectus

May 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:



This target allocation took effect on or about May 29, 2005. Formerly the target was 40% investment-grade and 0% high yield. Advisor Freedom Income will move to the new target allocation gradually.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.


  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

Prospectus

Fund Summary - continued

  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2005 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2010 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).
  Using an asset allocation as of March 31, 2006 of approximately:



Prospectus

Fund Summary - continued

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2015 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.

Prospectus

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2020 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately ten to 15 years after the year 2020).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.


  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Prospectus


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2025 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.


Prospectus

Fund Summary - continued

  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2030 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Prospectus

  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2035 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2040 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

Prospectus

Fund Summary - continued

  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2045 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).
  Using a target asset allocation as of inception of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).
  Using a target asset allocation as of inception of approximately:



Prospectus

Fund Summary - continued

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in each Advisor Freedom Fund (other than Advisor Freedom 2045 and Advisor Freedom 2050). The information illustrates the changes in Advisor Freedom Income's, Advisor Freedom 2005's, Advisor Freedom 2010's, Advisor Freedom 2015's, Advisor Freedom 2020's, Advisor Freedom 2025's, Advisor Freedom 2030's, Advisor Freedom 2035's, and Advisor Freedom 2040's performance from year to year, as represented by the performance of Class T, and compares each class of each fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) to the performance of a market index and a combination of market indexes over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Prospectus

Performance history will be available for Advisor Freedom 2045 and Advisor Freedom 2050 after each fund has been in operation for one calendar year.

Year-by-Year Returns

The returns in the charts do not include the effect of Class T's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Advisor Freedom Income - Class T
Calendar Years	2004	2005
	3.09%	2.75%



During the periods shown in the chart for Class T of Advisor Freedom Income:	Returns	Quarter ended
Highest Quarter Return	 2.13%	December 31, 2004
Lowest Quarter Return	 -1.03%	June 30, 2004
Year-to-Date Return	 1.16%	March 31, 2006
Advisor Freedom 2005 - Class T
Calendar Years	2004	2005
	5.93%	4.73%



During the periods shown in the chart for Class T of Advisor Freedom 2005:	Returns	Quarter ended
Highest Quarter Return	 5.13%	December 31, 2004
Lowest Quarter Return	 -1.58%	March 31, 2005
Year-to-Date Return	 2.72%	March 31, 2006
Advisor Freedom 2010 - Class T
Calendar Years	2004	2005
	6.09%	4.63%



During the periods shown in the chart for Class T of Advisor Freedom 2010:	Returns	Quarter ended
Highest Quarter Return	 5.22%	December 31, 2004
Lowest Quarter Return	 -1.61%	March 31, 2005
Year-to-Date Return	 2.89%	March 31, 2006
Advisor Freedom 2015 - Class T
Calendar Years	2004	2005
	7.26%	5.87%



During the periods shown in the chart for Class T of Advisor Freedom 2015:	Returns	Quarter ended
Highest Quarter Return	 6.74%	December 31, 2004
Lowest Quarter Return	 -1.82%	March 31, 2005
Year-to-Date Return	 3.60%	March 31, 2006
Advisor Freedom 2020 - Class T
Calendar Years	2004	2005
	8.11%	6.47%



During the periods shown in the chart for Class T of Advisor Freedom 2020:	Returns	Quarter ended
Highest Quarter Return	 7.79%	December 31, 2004
Lowest Quarter Return	 -2.04%	March 31, 2005
Year-to-Date Return	 4.22%	March 31, 2006
Advisor Freedom 2025 - Class T
Calendar Years	2004	2005
	8.87%	6.65%



During the periods shown in the chart for Class T of Advisor Freedom 2025:	Returns	Quarter ended
Highest Quarter Return	 8.57%	December 31, 2004
Lowest Quarter Return	 -2.23%	March 31, 2005
Year-to-Date Return	 4.57%	March 31, 2006
Advisor Freedom 2030 - Class T
Calendar Years	2004	2005
	8.94%	7.29%



During the periods shown in the chart for Class T of Advisor Freedom 2030:	Returns	Quarter ended
Highest Quarter Return	 9.03%	December 31, 2004
Lowest Quarter Return	 -2.36%	September 30, 2004
Year-to-Date Return	 5.17%	March 31, 2006
Advisor Freedom 2035 - Class T
Calendar Years	2004	2005
	9.39%	7.43%



During the periods shown in the chart for Class T of Advisor Freedom 2035:	Returns	Quarter ended
Highest Quarter Return	 9.55%	December 31, 2004
Lowest Quarter Return	 -2.43%	September 30, 2004
Year-to-Date Return	 5.34%	March 31, 2006
Advisor Freedom 2040 - Class T
Calendar Years	2004	2005
	9.74%	7.58%



During the periods shown in the chart for Class T of Advisor Freedom 2040:	Returns	Quarter ended
Highest Quarter Return	 10.00%	December 31, 2004
Lowest Quarter Return	 -2.75%	September 30, 2004
Year-to-Date Return	 5.51%	March 31, 2006

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class T are shown in the table below and after-tax returns for other classes will vary. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2005	Past 1 year	Life of fund
Advisor Freedom Income
Class A - Return Before Taxes	 -2.92%	 1.52%A
Class T - Return Before Taxes	 -0.84%	 2.24%A
 Return After Taxes on Distributions	 -1.64%	 1.61%A
 Return After Taxes on Distributions and Sale of Fund Shares	 -0.48%	 1.57%A
Class B - Return Before Taxes	 -2.85%	 2.02%A
Class C - Return Before Taxes	 1.25%	 3.23%A
Lehman Brothers® Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	 3.61%A
Fidelity Freedom Income Composite Index(dagger) (reflects no deduction for fees, expenses, or taxes)	 3.52%	 5.03%A
Advisor Freedom 2005
Class A - Return Before Taxes	 -1.00%	 3.89%B
Class T - Return Before Taxes	 1.06%	 4.76%B
 Return After Taxes on Distributions	 0.46%	 4.21%B
 Return After Taxes on Distributions and Sale of Fund Shares	 0.80%	 3.78%B
Class B - Return Before Taxes	 -0.78%	 4.68%B
Class C - Return Before Taxes	 3.16%	 6.02%B
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	 3.98%B
Fidelity Freedom 2005 Composite Index (reflects no deduction for fees, expenses, or taxes)	 4.77%	 7.76%B
Advisor Freedom 2010
Class A - Return Before Taxes	 -1.07%	 5.16%A
Class T - Return Before Taxes	 0.97%	 5.91%A
 Return After Taxes on Distributions	 0.34%	 5.37%A
 Return After Taxes on Distributions and Sale of Fund Shares	 0.74%	 4.77%A
Class B - Return Before Taxes	 -0.86%	 5.82%A
Class C - Return Before Taxes	 3.08%	 6.92%A
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	 3.61%A
Fidelity Freedom 2010 Composite Index (reflects no deduction for fees, expenses, or taxes)	 4.90%	 9.01%A
Advisor Freedom 2015
Class A - Return Before Taxes	 -0.03%	 5.30%B
Class T - Return Before Taxes	 2.16%	 6.24%B
 Return After Taxes on Distributions	 1.67%	 5.77%B
 Return After Taxes on Distributions and Sale of Fund Shares	 1.53%	 5.11%B
Class B - Return Before Taxes	 0.33%	 6.21%B
Class C - Return Before Taxes	 4.25%	 7.47%B
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 9.93%B
Fidelity Freedom 2015 Composite Index (reflects no deduction for fees, expenses, or taxes)	 5.52%	 9.31%B
Advisor Freedom 2020
Class A - Return Before Taxes	 0.49%	 8.16%A
Class T - Return Before Taxes	 2.74%	 9.00%A
 Return After Taxes on Distributions	 2.31%	 8.56%A
 Return After Taxes on Distributions and Sale of Fund Shares	 1.94%	 7.52%A
Class B - Return Before Taxes	 0.82%	 8.95%A
Class C - Return Before Taxes	 4.95%	 10.07%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 12.35%A
Fidelity Freedom 2020 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.11%	 12.27%A
Advisor Freedom 2025
Class A - Return Before Taxes	 0.85%	 6.70%B
Class T - Return Before Taxes	 2.92%	 7.75%B
 Return After Taxes on Distributions	 2.58%	 7.38%B
 Return After Taxes on Distributions and Sale of Fund Shares	 2.03%	 6.47%B
Class B - Return Before Taxes	 1.12%	 7.59%B
Class C - Return Before Taxes	 5.12%	 8.83%B
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 9.93%B
Fidelity Freedom 2025 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.31%	 10.96%B
Advisor Freedom 2030
Class A - Return Before Taxes	 1.35%	 9.59%A
Class T - Return Before Taxes	 3.54%	 10.37%A
 Return After Taxes on Distributions	 3.25%	 10.04%A
 Return After Taxes on Distributions and Sale of Fund Shares	 2.47%	 8.78%A
Class B - Return Before Taxes	 1.73%	 10.39%A
Class C - Return Before Taxes	 5.76%	 11.47%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 12.35%A
Fidelity Freedom 2030 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.76%	 13.81%A
Advisor Freedom 2035
Class A - Return Before Taxes	 1.54%	 7.72%B
Class T - Return Before Taxes	 3.67%	 8.55%B
 Return After Taxes on Distributions	 3.40%	 8.16%B
 Return After Taxes on Distributions and Sale of Fund Shares	 2.52%	 7.15%B
Class B - Return Before Taxes	 1.94%	 8.55%B
Class C - Return Before Taxes	 5.93%	 9.85%B
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 9.93%B
Fidelity Freedom 2035 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.86%	 11.93%B
Advisor Freedom 2040
Class A - Return Before Taxes	 1.61%	 10.60%A
Class T - Return Before Taxes	 3.82%	 11.39%A
 Return After Taxes on Distributions	 3.53%	 11.07%A
 Return After Taxes on Distributions and Sale of Fund Shares	 2.63%	 9.66%A
Class B - Return Before Taxes	 2.02%	 11.45%A
Class C - Return Before Taxes	 6.04%	 12.44%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 12.35%A
Fidelity Freedom 2040 Composite Index (reflects no deduction for fees, expenses, or taxes)	 7.05%	 14.85%A

A From July 24, 2003.

B From November 6, 2003.

(dagger) Beginning July 1, 2005 the Merrill Lynch U.S. High Yield Master II Index was added to the Composite Index for the Advisor Freedom Income Fund.

Prospectus

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Lehman Brothers® Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, and Fidelity Freedom 2040 Composite Index is a hypothetical representation of the performance of each Advisor Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the Advisor Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. The following indexes are used to represent each Advisor Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), international equity - the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index, investment grade fixed-income - the Lehman Brothers Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Index, and money market - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Merrill Lynch U.S. High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Prospectus

Fund Summary - continued

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of Class A, Class T, Class B, and Class C of an Advisor Freedom Fund. The annual class operating expenses provided below for Class A, Class T, Class B, and Class C of each Advisor Freedom Fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Class A, Class T, Class B, and Class C of each Advisor Freedom Fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual class operating expenses provided below for Advisor Freedom 2045 and Advisor Freedom 2050 are based on estimated expenses.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	5.75%B	3.50%C	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D, E	NoneF	NoneG	5.00%H	1.00%I
Sales charge (load) on reinvested distributions	None	None	None	None

A The actual sales charge may be higher due to rounding.

B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

D The actual contingent deferred sales charge may be higher due to rounding.

E A contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

F Class A purchases of $1 million or more will not be subject to a front end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

G Class T purchases of $1 million or more will not be subject to a front end sales charge but may be subject, upon redemption, to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase.

H Declines over 6 years from 5.00% to 0%.

I On Class C shares redeemed less than one year after purchase.

Prospectus

Annual operating expenses (paid from class assets)

		Class A	Class T	Class B	Class C
Advisor Freedom Income	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.25%	0.50%	1.00%	1.00%
Advisor Freedom 2005	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.25%	0.50%	1.00%	1.00%
Advisor Freedom 2010	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.25%	0.50%	1.00%	1.00%
Advisor Freedom 2015	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.25%	0.50%	1.00%	1.00%
Advisor Freedom 2020	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.25%	0.50%	1.00%	1.00%
Advisor Freedom 2025	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.25%	0.50%	1.00%	1.00%
Advisor Freedom 2030	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.25%	0.50%	1.00%	1.00%
Advisor Freedom 2035	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.25%	0.50%	1.00%	1.00%
Advisor Freedom 2040	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.25%	0.50%	1.00%	1.00%
Advisor Freedom 2045*	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.25%	0.50%	1.00%	1.00%
Advisor Freedom 2050*	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Total annual class operating expenses	0.25%	0.50%	1.00%	1.00%


* Expected to commence operations on or about June 1, 2006.



Because each Advisor Freedom Fund will purchase Institutional Class shares of any underlying fund that offers Advisor classes of shares, each Advisor Freedom Fund will not incur any sales charges when it invests in underlying Fidelity funds. However, each Advisor Freedom Fund may incur short-term redemption fees, if applicable, when it invests in underlying Fidelity funds.

Each Advisor Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund, and each Advisor Freedom Fund's investment return will be net of underlying Fidelity fund expenses.

Prospectus

The combined total expense ratios of each class of each Advisor Freedom Fund (calculated as a percentage of average net assets) are as follows:

	Combined total expense ratio after expense reimbursements and expense reductions for the underlying Fidelity funds	Combined total expense ratio before expense reimbursements and expense reductions for the underlying Fidelity funds
Advisor Freedom Income
Class A	 0.84%	 0.85%
Class T	 1.09%	 1.10%
Class B	 1.59%	 1.60%
Class C	 1.59%	 1.60%
Advisor Freedom 2005
Class A	 0.92%	 0.94%
Class T	 1.17%	 1.19%
Class B	 1.67%	 1.69%
Class C	 1.67%	 1.69%
Advisor Freedom 2010
Class A	 0.93%	 0.95%
Class T	 1.18%	 1.20%
Class B	 1.68%	 1.70%
Class C	 1.68%	 1.70%
Advisor Freedom 2015
Class A	 0.95%	 0.98%
Class T	 1.20%	 1.23%
Class B	 1.70%	 1.73%
Class C	 1.70%	 1.73%
Advisor Freedom 2020
Class A	 0.98%	 1.01%
Class T	 1.23%	 1.26%
Class B	 1.73%	 1.76%
Class C	 1.73%	 1.76%
Advisor Freedom 2025
Class A	 0.98%	 1.02%
Class T	 1.23%	 1.27%
Class B	 1.73%	 1.77%
Class C	 1.73%	 1.77%
Advisor Freedom 2030
Class A	 1.00%	 1.04%
Class T	 1.25%	 1.29%
Class B	 1.75%	 1.79%
Class C	 1.75%	 1.79%
Advisor Freedom 2035
Class A	 1.00%	 1.04%
Class T	 1.25%	 1.29%
Class B	 1.75%	 1.79%
Class C	 1.75%	 1.79%
Advisor Freedom 2040
Class A	 1.01%	 1.05%
Class T	 1.26%	 1.30%
Class B	 1.76%	 1.80%
Class C	 1.76%	 1.80%
Advisor Freedom 2045
Class A A	 1.02%	 1.07%
Class T A	 1.27%	 1.32%
Class B A	 1.77%	 1.82%
Class C A	 1.77%	 1.82%
Advisor Freedom 2050
Class A A	 1.02%	 1.07%
Class T A	 1.27%	 1.32%
Class B A	 1.77%	 1.82%
Class C A	 1.77%	 1.82%

A Estimated

Each Advisor Freedom Fund's (other than Advisor Freedom 2045 and Advisor Freedom 2050) combined total expense ratio is based on its total operating expense ratio exactly as described in the fee table, plus a weighted average of the total operating expense ratios of the underlying Fidelity funds in which it was invested (as reported in each underlying Fidelity fund's most recent prospectus) as of March 31, 2006. Each of Advisor Freedom 2045's and Advisor Freedom 2050's estimated combined total expense ratio is based on its estimated total operating expense ratio exactly as described in the fee table, plus a weighted average of the total operating expense ratios of the underlying Fidelity funds in which it would have been invested (as reported in each underlying Fidelity fund's most recent prospectus) as of March 31, 2006. The combined total expense ratios for each Advisor Freedom Fund may be higher or lower depending on the allocation of a fund's assets among the underlying Fidelity funds and the actual expenses of the underlying Fidelity funds.

Prospectus

This example helps you compare the cost of investing in the Advisor Freedom Funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5%, that your shareholder fees are exactly as described in the fee table, and that each class's combined total expense ratio includes each class's annual operating expenses exactly as described in the fee table and the weighted average of the total operating expenses of each of the underlying Fidelity funds, before expense reimbursement and expense reductions. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

		Class A		Class T		Class B		Class C
		Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
Advisor Freedom Income	1 year	$ 657	$ 657	$ 458	$ 458	$ 663	$ 163	$ 263	$ 163
	3 years	$ 831	$ 831	$ 687	$ 687	$ 805	$ 505	$ 505	$ 505
	5 years	$ 1,019	$ 1,019	$ 935	$ 935	$ 1,071	$ 871	$ 871	$ 871
	10 years	$ 1,564	$ 1,564	$ 1,643	$ 1,643	$ 1,605A	$ 1,605A	$ 1,900	$ 1,900
Advisor Freedom 2005	1 year	$ 665	$ 665	$ 467	$ 467	$ 672	$ 172	$ 272	$ 172
	3 years	$ 857	$ 857	$ 715	$ 715	$ 833	$ 533	$ 533	$ 533
	5 years	$ 1,065	$ 1,065	$ 981	$ 981	$ 1,118	$ 918	$ 918	$ 918
	10 years	$ 1,663	$ 1,663	$ 1,743	$ 1,743	$ 1,705A	$ 1,705A	$ 1,998	$ 1,998
Advisor Freedom 2010	1 year	$ 666	$ 666	$ 468	$ 468	$ 673	$ 173	$ 273	$ 173
	3 years	$ 860	$ 860	$ 718	$ 718	$ 836	$ 536	$ 536	$ 536
	5 years	$ 1,070	$ 1,070	$ 987	$ 987	$ 1,123	$ 923	$ 923	$ 923
	10 years	$ 1,674	$ 1,674	$ 1,754	$ 1,754	$ 1,716A	$ 1,716A	$ 2,009	$ 2,009
Advisor Freedom 2015	1 year	$ 669	$ 669	$ 471	$ 471	$ 676	$ 176	$ 276	$ 176
	3 years	$ 869	$ 869	$ 727	$ 727	$ 845	$ 545	$ 545	$ 545
	5 years	$ 1,086	$ 1,086	$ 1,002	$ 1,002	$ 1,139	$ 939	$ 939	$ 939
	10 years	$ 1,707	$ 1,707	$ 1,787	$ 1,787	$ 1,749A	$ 1,749A	$ 2,041	$ 2,041
Advisor Freedom 2020	1 year	$ 672	$ 672	$ 474	$ 474	$ 679	$ 179	$ 279	$ 179
	3 years	$ 878	$ 878	$ 736	$ 736	$ 854	$ 554	$ 554	$ 554
	5 years	$ 1,101	$ 1,101	$ 1,017	$ 1,017	$ 1,154	$ 954	$ 954	$ 954
	10 years	$ 1,740	$ 1,740	$ 1,819	$ 1,819	$ 1,782A	$ 1,782A	$ 2,073	$ 2,073
Advisor Freedom 2025	1 year	$ 673	$ 673	$ 475	$ 475	$ 680	$ 180	$ 280	$ 180
	3 years	$ 881	$ 881	$ 739	$ 739	$ 857	$ 557	$ 557	$ 557
	5 years	$ 1,106	$ 1,106	$ 1,023	$ 1,023	$ 1,159	$ 959	$ 959	$ 959
	10 years	$ 1,751	$ 1,751	$ 1,830	$ 1,830	$ 1,793A	$ 1,793A	$ 2,084	$ 2,084
Advisor Freedom 2030	1 year	$ 675	$ 675	$ 477	$ 477	$ 682	$ 182	$ 282	$ 182
	3 years	$ 887	$ 887	$ 745	$ 745	$ 863	$ 563	$ 563	$ 563
	5 years	$ 1,116	$ 1,116	$ 1,033	$ 1,033	$ 1,170	$ 970	$ 970	$ 970
	10 years	$ 1,773	$ 1,773	$ 1,852	$ 1,852	$ 1,815A	$ 1,815A	$ 2,105	$ 2,105
Advisor Freedom 2035	1 year	$ 675	$ 675	$ 477	$ 477	$ 682	$ 182	$ 282	$ 182
	3 years	$ 887	$ 887	$ 745	$ 745	$ 863	$ 563	$ 563	$ 563
	5 years	$ 1,116	$ 1,116	$ 1,033	$ 1,033	$ 1,170	$ 970	$ 970	$ 970
	10 years	$ 1,773	$ 1,773	$ 1,852	$ 1,852	$ 1,815A	$ 1,815A	$ 2,105	$ 2,105
Advisor Freedom 2040	1 year	$ 676	$ 676	$ 478	$ 478	$ 683	$ 183	$ 283	$ 183
	3 years	$ 890	$ 890	$ 748	$ 748	$ 866	$ 566	$ 566	$ 566
	5 years	$ 1,121	$ 1,121	$ 1,038	$ 1,038	$ 1,175	$ 975	$ 975	$ 975
	10 years	$ 1,784	$ 1,784	$ 1,863	$ 1,863	$ 1,826A	$ 1,826A	$ 2,116	$ 2,116
Advisor Freedom 2045	1 year	$ 678	$ 678	$ 480	$ 480	$ 685	$ 185	$ 285	$ 185
	3 years	$ 896	$ 896	$ 754	$ 754	$ 873	$ 573	$ 573	$ 573
Advisor Freedom 2050	1 year	$ 678	$ 678	$ 480	$ 480	$ 685	$ 185	$ 285	$ 185
	3 years	$ 896	$ 896	$ 754	$ 754	$ 873	$ 573	$ 573	$ 573

A Reflects conversion to Class A shares after a maximum of seven years.

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

Each of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

Strategic Advisers®, Inc. (Strategic Advisers) invests each Advisor Freedom Fund's assets in a combination of Fidelity funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds (underlying Fidelity funds). The Advisor Freedom Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Advisor Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Advisor Freedom Fund with a target retirement date (Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Advisor Freedom 2050, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Advisor Freedom 2005, which has reached its target retirement year, has a relatively conservative target asset allocation, with a modest portion of its assets invested in equity funds and a substantial portion of its assets invested in fixed-income and short-term funds.

Advisor Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes fixed-income and short-term funds but also includes a small amount of equity funds.

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Fund Basics - continued

The following table contains guidelines designed to help investors select an appropriate Advisor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2000	Advisor Freedom Income
2000 - 2007	Advisor Freedom 2005
2008 - 2012	Advisor Freedom 2010
2013 - 2017	Advisor Freedom 2015
2018 - 2022	Advisor Freedom 2020
2023 - 2027	Advisor Freedom 2025
2028 - 2032	Advisor Freedom 2030
2033 - 2037	Advisor Freedom 2035
2038 - 2042	Advisor Freedom 2040
2043 - 2047	Advisor Freedom 2045
2048 - 2052	Advisor Freedom 2050

The following table lists the underlying Fidelity funds in which each Advisor Freedom Fund currently may invest and each Advisor Freedom Fund's (other than Advisor Freedom 2045 and Advisor Freedom 2050) approximate target asset allocation to each underlying Fidelity fund as of March 31, 2006. Advisor Freedom 2045's and Advisor Freedom 2050's approximate target asset allocation to each underlying Fidelity Fund is as of the funds' inception. Strategic Advisers may change these percentages over time.

Fund Categories	Advisor Freedom Income	Advisor Freedom 2005	Advisor Freedom 2010	Advisor Freedom 2015	Advisor Freedom 2020	Advisor Freedom 2025	Advisor Freedom 2030	Advisor Freedom 2035	Advisor Freedom 2040	Advisor Freedom 2045	Advisor Freedom 2050
EQUITY FUNDS Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund	 4.4%	 8.3%	 8.6%	 9.9%	 11.8%	 12.4%	 13.8%	 14.0%	 14.4%	 14.5%	 14.7%
Fidelity Advisor Equity Growth Fund	 2.5%	 5.0%	 5.0%	 5.8%	 7.0%	 7.2%	 8.1%	 8.3%	 8.4%	 8.3%	 8.4%
Fidelity Advisor Equity Income Fund	 4.3%	 8.3%	 8.6%	 10.0%	 11.9%	 12.5%	 14.0%	 14.4%	 14.3%	 14.5%	 14.7%
Fidelity Advisor Growth & Income Fund	 3.3%	 6.7%	 6.4%	 7.7%	 8.7%	 9.6%	 10.7%	 10.6%	 10.7%	 11.1%	 11.2%
Fidelity Advisor Large Cap Fund	 3.3%	 6.7%	 6.4%	 7.7%	 8.7%	 9.7%	 10.8%	 10.6%	 10.6%	 11.1%	 11.2%
Fidelity Advisor Mid Cap Fund	 1.7%	 3.3%	 3.4%	 4.0%	 4.7%	 5.0%	 5.6%	 5.4%	 5.6%	 5.5%	 5.6%
Fidelity Advisor Small Cap Fund	 1.3%	 2.5%	 2.5%	 3.0%	 3.5%	 3.7%	 4.1%	 4.2%	 4.1%	 4.2%	 4.2%
International Equity Funds
Fidelity Advisor Diversified International Fund	 0.0%	 4.0%	 4.2%	 5.5%	 6.4%	 6.7%	 7.7%	 7.9%	 8.6%	 9.7%	 10.0%
Fidelity Advisor Overseas Fund	 0.0%	 4.0%	 4.2%	 5.4%	 6.4%	 6.6%	 7.7%	 7.6%	 8.4%	 9.7%	 10.0%
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund	 17.7%	 16.5%	 17.6%	 14.5%	 11.2%	 9.3%	 4.8%	 4.1%	 2.4%	 0.5%	 0.0%
Fidelity Advisor Intermediate Bond Fund	 18.2%	 16.6%	 17.6%	 14.6%	 11.3%	 9.3%	 4.8%	 4.2%	 2.4%	 0.5%	 0.0%
Fidelity Advisor Strategic Real Return Fund*	 0.5%	 0.9%	 0.9%	 1.0%	 0.7%	 0.5%	 0.3%	 0.4%	 0.2%	 0.3%	 0.0%
High Yield Fixed-Income Fund
Fidelity Advisor High Income Advantage Fund	 2.0%	 5.2%	 5.0%	 6.7%	 7.6%	 7.5%	 7.6%	 8.3%	 9.9%	 10.0%	 10.0%
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund	 20.4%	 6.0%	 4.8%	 2.1%	 0.1%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%
Fidelity Cash Reserves	 20.4%	 6.0%	 4.8%	 2.1%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%

Note: The allocation percentages may not add to 100% due to rounding.

* Fidelity Advisor Strategic Real Return Fund is an Institutional Class of Fidelity Strategic Real Return Fund.

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Fund Basics - continued

The following chart illustrates each Advisor Freedom Fund's (other than Advisor Freedom 2045 and Advisor Freedom 2050) approximate target asset allocation among equity, fixed-income, and short-term funds as of March 31, 2006. The approximate target asset allocation for Advisor Freedom 2045 and Advisor Freedom 2050 is as of the funds' inception. The chart also illustrates how these allocations may change over time. The Advisor Freedom Funds' target asset allocations may differ from this illustration.



When the target asset allocation of an Advisor Freedom Fund with a target retirement date matches Advisor Freedom Income's target asset allocation (approximately 10 to 15 years after the fund's retirement date), the Board of Trustees may combine the fund with Advisor Freedom Income, without shareholder approval, and the fund's shareholders will become shareholders of Advisor Freedom Income.

Strategic Advisers intends to manage each Advisor Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Advisor Freedom Fund from time to time.

Prospectus

Description of Underlying Fidelity Funds

Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment-grade or high yield), and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Domestic Equity Funds

Advisor Dividend Growth Fund seeks capital appreciation.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets primarily in companies that pay dividends or that it believes have the potential to pay dividends in the future. FMR uses the potential to pay dividends as a way of evaluating companies as investment opportunities.

The fund's strategy is based on the premise that dividends are an indication of a company's financial health and companies that are commencing or increasing their dividends have an enhanced potential for capital growth. Although FMR uses income to evaluate the fund's investments, the fund does not invest for income.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Equity Growth Fund seeks capital appreciation.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

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Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Equity Income Fund seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the Standard & Poor's 500 Index (S&P 500). In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

Prospectus

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Large Cap Fund seeks long-term growth of capital.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Mid Cap Fund seeks long-term growth of capital.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Small Cap Fund seeks long-term growth of capital.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

International Equity Funds

Advisor Diversified International Fund seeks capital growth.

FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

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Fund Basics - continued

Advisor Overseas Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment-Grade Fixed-Income Funds

Advisor Government Investment Fund seeks a high level of current income.

FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 40% of the fund's assets in mortgage securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 2005, FMR was using the Lehman Brothers 75% U.S. Government/25% Mortgage-Backed Securities Index in managing the fund's investments. As of October 31, 2005, the fund's dollar-weighted average maturity was approximately 6.4 years and the index's dollar-weighted average maturity was approximately 6.5 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

Prospectus

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Intermediate Bond Fund seeks to provide a high rate of income.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 2005, FMR was using the Lehman Brothers Intermediate Government/Credit Bond Index in managing the fund's investments. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years. As of October 31, 2005 the fund's dollar-weighted average maturity was approximately 4.7 years and the index's dollar-weighted average maturity was approximately 4.3 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

Prospectus

Fund Basics - continued

In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in lower-quality debt securities, and may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Strategic Real Return Fund seeks real return consistent with reasonable investment risk.

Principal Investment Strategies

FMR defines real return as total return reduced by the expected impact of inflation. In seeking real return, FMR expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked notes and related investments, and REITs and other real estate related investments.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 30% inflation-protected debt securities, 25% floating rate loans, 25% commodity-linked notes and related investments, and 20% REITs and other real estate related investments. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, FMR attempts to moderate the significant risks of each category through diversification.

The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked notes and related investments category includes notes and other commodity-linked investments that seek to track all or part of the performance of an index chosen by FMR to represent the commodities market, as well as short-term investment-grade debt securities, and may also include swaps and futures. As of the fund's inception, FMR was using the Dow Jones AIG Commodity Index to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, with an emphasis on lower quality debt securities.

Prospectus

In buying and selling debt securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions. In buying and selling equity securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

High Yield Fixed-Income Fund

Advisor High Income Advantage Fund seeks a combination of a high level of income and the potential for capital gains.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 20% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

Prospectus

Fund Basics - continued

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Short-Term Funds

Cash Reserves seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Advisor Short Fixed-Income Fund seeks to obtain a high level of current income consistent with the preservation of capital.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 2005, FMR was using the Lehman Brothers 1-3 Year Government/Credit Bond Index in managing the fund's investments. In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. As of October 31, 2005, the fund's dollar-weighted average maturity was approximately 2.9 years and the index's dollar-weighted average maturity was approximately 1.9 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Prospectus

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Principal Investment Risks

Many factors affect each Advisor Freedom Fund's performance. Each Advisor Freedom Fund's share price and Advisor Freedom Income's yield change daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Advisor Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

There is additional risk for each Advisor Freedom Fund with respect to aggregation of holdings of underlying Fidelity fund holdings, which may result in an Advisor Freedom Fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the Advisor Freedom Fund's returns. The Advisor Freedom Funds do not control the investments of the underlying Fidelity funds and any indirect concentration is a result of the underlying Fidelity funds pursuing their own investment objectives.

The following factors can significantly affect an Advisor Freedom Fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Prospectus

Fund Basics - continued

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities index.

Foreign Exposure. Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prospectus

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Prospectus

Fund Basics - continued

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, political, tax, and other regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect an Advisor Freedom Fund's performance and the fund may not achieve its investment objective.

Prospectus

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

Each of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each Advisor Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each Advisor Freedom Fund and each underlying fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Class A, Class T, Class B, and Class C shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, and Class C shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of a fund, including a transaction fee if you buy or sell Class A, Class T, Class B, and Class C shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Prospectus

Shareholder Information - continued

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the funds' policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from a fund. A fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Prospectus

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to a fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under a fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the funds' satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity funds' Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity funds' Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to a fund. Short-term trading by these investors is likely to go undetected by a fund and may increase costs and disrupt portfolio management. The funds will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

Prospectus

Shareholder Information - continued

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the funds' policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B or Class C, the price to buy one share is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class T's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Prospectus

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next offering price or NAV, as applicable, calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's offering price or NAV, as applicable.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

Prospectus

Shareholder Information - continued

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line® to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity funds that offer Advisor classes of shares or from certain other Fidelity funds. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically

To Open an Account

  Not available.

To Add to an Account

  Use Fidelity Advisor Systematic Investment Program.
  Use Fidelity Advisor Systematic Exchange Program to exchange from certain Fidelity money market funds or a Fidelity fund that offers Advisor classes of shares.

Selling Shares

The price to sell one share of Class A, Class T, Class B, or Class C is the class's NAV, minus any applicable CDSC.

If appropriate to protect shareholders, each fund may impose a redemption fee on redemptions from the fund.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus any applicable CDSC, after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV, minus any applicable CDSC.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;

Prospectus

Shareholder Information - continued

  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity funds that offer Advisor classes of shares or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically
  Use Fidelity Advisor Systematic Exchange Program to exchange to the same class of another Fidelity fund that offers Advisor classes of shares or to certain Fidelity funds.
  Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Class A, Class T, Class B, or Class C account.

Prospectus

Shareholder Information - continued

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor C Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity fund that offers Advisor classes of shares.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

To direct distributions from a Fidelity Defined Trust to Class T of a Fidelity fund that offers Advisor classes of shares.
Minimum Initial Not Applicable	Minimum Additional Not Applicable

Procedures

  To set up for a new or existing account, call your investment professional or call Fidelity at the appropriate number found in "General Information" for the appropriate enrollment form.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Fidelity Advisor Systematic Exchange Program
To move money from certain Fidelity money market funds to Class A, Class T, Class B, or Class C of a Fidelity fund that offers Advisor classes of shares or from Class A, Class T, Class B, or Class C of a Fidelity fund that offers Advisor classes of shares to the same class of another Fidelity fund.

Minimum $100		Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Class A, Class T, Class B, or Class C account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Class A and Class T: Monthly, quarterly, or semi-annually Class B and Class C: Monthly or quarterly

Procedures

  Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.
  Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.
  Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.

Prospectus

Shareholder Information - continued

Other Features. The following other features are also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Combination with Advisor Freedom Income Fund. Each Advisor Freedom Fund with a target retirement date may be combined with Advisor Freedom Income, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of an Advisor Freedom Fund with a target retirement date of the combination and any tax consequences.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

Prospectus

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each Advisor Freedom Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Advisor Freedom Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Prospectus

Shareholder Information - continued

Each Advisor Freedom Fund with a target retirement date normally pays dividends and capital gain distributions in May and December.

Advisor Freedom Income normally pays dividends monthly and pays capital gain distributions in May and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Prospectus

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each Advisor Freedom Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of March 29, 2006, Strategic Advisers had approximately $92.5 billion in discretionary assets under management.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each Advisor Freedom Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each Advisor Freedom Fund.

Ren Cheng is vice president and co-manager of the Advisor Freedom Funds. He has managed Income, 2010, 2020, 2030, and 2040 since July 2003, managed 2005, 2015, 2025, and 2035 since November 2003, and managed 2045 and 2050 since their inception in June 2006. He also manages other Fidelity funds. Mr. Cheng joined Fidelity Investments in 1994 as a portfolio manager.

Jonathan Shelon is co-manager of the Advisor Freedom Funds. He has managed Income, 2010, 2020, 2030, and 2040 since July 2003, managed 2005, 2015, 2025, and 2035 since November 2003, and managed 2045 and 2050 since their inception in June 2006. Prior to joining Fidelity Investments in 2001, Mr. Shelon was a quantitative consultant at Callan Associates, Inc.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Cheng and Mr. Shelon.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The Advisor Freedom Funds do not pay a management fee to Strategic Advisers. For the period prior to May 19, 2005, Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040 each paid Strategic Advisers a management fee of 0.08% of the fund's average net assets, after reimbursement.

Prospectus

Fund Services - continued

FMR receives no fee for handling the business affairs for each Advisor Freedom Fund and pays the expenses of each Advisor Freedom Fund with limited exceptions. For the period prior to May 19, 2005, Strategic Advisers paid FMR an administrative fee for handling the business affairs of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040.

The basis for the Board of Trustees approving the management contracts and administration agreements for each Advisor Freedom Fund (other than Advisor Freedom 2045 and Advisor Freedom 2050), is available in each fund's semiannual report for the fiscal period ended September 30, 2005.



Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries, including banks, broker-dealers, and other service-providers, may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  sales charges and concessions
  distribution and/or service (12b-1) fees
  finder's fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

You may pay a sales charge when you buy or sell your Class A, Class T, Class B, and Class C shares.

FDC collects the sales charge.

As described in detail on the following pages, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class T, Class B, and Class C shares.

Prospectus

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999 B	5.75%	6.10%	5.00%
$50,000 to $99,999	4.50%	4.71%	3.75%
$100,000 to $249,999	3.50%	3.63%	2.75%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 to $3,999,999	None	None	1.00%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Investments in Class A shares of $1 million or more may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	1.00%
1 year to less than 2 years	0.50%
2 years or more	0.00%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	3.50%	3.63%	3.00%
$50,000 to $99,999	3.00%	3.09%	2.50%
$100,000 to $249,999	2.50%	2.56%	2.00%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Prospectus

Fund Services - continued

When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Destiny I and Destiny II, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Prospectus

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). You must file your Letter with Fidelity within 90 days of the start of your purchases toward completing your Letter. Each Class A or Class T purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 20 days after the date your Letter expires, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

Prospectus

Fund Services - continued

Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales Charge A
Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 years B	0%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B After a maximum of seven years, Class B shares will convert automatically to Class A shares of the same fund.

When exchanging Class B shares of one fund for Class B shares of another Fidelity fund that offers Advisor classes of shares or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

Prospectus

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund;

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

8. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department health savings account programs.

A waiver form must accompany these transactions.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

Prospectus

Fund Services - continued

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department health savings account programs.

Prospectus

A waiver form must accompany these transactions.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's front-end sales charge on purchases of $5.00 or less.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian;

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans);

4. Purchased by the Fidelity Investments Charitable Gift Fund; or

5. On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined. (To determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase.)

The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (except Traditional IRAs, Roth IRAs, and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, and Rollover IRAs;

4. Through the Fidelity Advisor Systematic Withdrawal Program;

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan); or

6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

You may be required to submit a waiver form with these transactions.

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

Prospectus

Fund Services - continued

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, Class B, or Class C CDSC waiver.

Information on sales charge reductions and waivers, including CDSC waivers, is available free of charge on www.advisor.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or the Fidelity Investments Charitable Gift Fund, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

Reinstatement Privilege. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B, or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B, or Class C shares had not been redeemed.

Prospectus

To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Conversion Feature. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the same fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

Prospectus

Fund Services - continued

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

In addition, pursuant to each Class T plan, Class T of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class B of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Prospectus

Any fees paid out of each class's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.


In addition, each plan specifically recognizes that Strategic Advisers or FMR may make payments from its past profits or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class T, Class B, and Class C. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports, along with each fund's (other than Advisor Freedom 2045's, Advisor Freedom 2050's) financial highlights and financial statements, are included in each fund's (other than Advisor Freedom 2045's and Advisor Freedom 2050's) annual report. Annual reports for Advisor Freedom 2045 and Advisor Freedom 2050 will be available once each fund has completed its first annual period. A free copy of each annual report is available upon request.

Advisor Freedom Income - Class A

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .29	 .20	 .13
Net realized and unrealized gain (loss) 	 .23	 (.10)	 .36
Total from investment operations 	 .52	 .10	 .49
Distributions from net investment income 	 (.27)	 (.19)	 (.09)
Distributions from net realized gain 	 (.04)	 (.01)	 -
Total distributions 	 (.30) I	 (.20)	 (.09)
Net asset value, end of period 	$ 10.52	$ 10.30	$ 10.40
Total ReturnB,C,D 	 5.12%	 .99%	 4.95%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .26%	 .35%	 .35%A
Expenses net of fee waivers, if any 	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .26%	 .33%	 .33%A
Net investment income (loss) 	 2.83%	 1.96%	 1.81%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate 	 21%	 18%	 46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Total distribution of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

Prospectus

Appendix - continued

Advisor Freedom Income - Class T

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .27	 .18	 .11
Net realized and unrealized gain (loss) 	 .22	 (.10)	 .37
Total from investment operations 	 .49	 .08	 .48
Distributions from net investment income 	 (.24)	 (.16)	 (.09)
Distributions from net realized gain 	 (.04)	 (.01)	 -
Total distributions 	 (.28)	 (.17)	 (.09)
Net asset value, end of period 	$ 10.51	$ 10.30	$ 10.39
Total ReturnB,C,D 	 4.78%	 .79%	 4.78%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .51%	 .60%	 .60%A
Expenses net of fee waivers, if any 	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .51%	 .58%	 .58%A
Net investment income (loss) 	 2.58%	 1.71%	 1.56%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate 	 21%	 18%	 46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Prospectus

Advisor Freedom Income - Class B

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .22	 .12	 .07
Net realized and unrealized gain (loss) 	 .21	 (.10)	 .37
Total from investment operations 	 .43	 .02	 .44
Distributions from net investment income 	 (.19)	 (.10)	 (.06)
Distributions from net realized gain 	 (.04)	 (.01)	 -
Total distributions 	 (.22) I	 (.11)	 (.06)
Net asset value, end of period 	$ 10.50	$ 10.29	$ 10.38
Total ReturnB,C,D 	 4.27%	 .23%	 4.45%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 2.08%	 1.21%	 1.06%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate 	 21%	 18%	 46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Total distribution of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

Prospectus

Appendix - continued

Advisor Freedom Income - Class C

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .22	 .12	 .07
Net realized and unrealized gain (loss) 	 .22	 (.09)	 .37
Total from investment operations 	 .44	 .03	 .44
Distributions from net investment income 	 (.19)	 (.11)	 (.07)
Distributions from net realized gain 	 (.04)	 (.01)	 -
Total distributions 	 (.22) I	 (.12)	 (.07)
Net asset value, end of period 	$ 10.50	$ 10.28	$ 10.37
Total ReturnB,C,D 	 4.37%	 .24%	 4.39%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 2.08%	 1.21%	 1.06%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate 	 21%	 18%	 46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Total distribution of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

Prospectus

Advisor Freedom 2005 - Class A

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .25	 .22	 .09
Net realized and unrealized gain (loss) 	 .76	 .03	 .46
Total from investment operations 	 1.01	 .25	 .55
Distributions from net investment income 	 (.20)	 (.17)	 (.06)
Distributions from net realized gain 	 (.05)	 - I	 -
Total distributions 	 (.25)	 (.17)	 (.06)
Net asset value, end of period 	$ 11.33	$ 10.57	$ 10.49
Total ReturnB,C,D 	 9.63%	 2.38%	 5.52%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .26%	 .35%	 .35%A
Expenses net of fee waivers, if any 	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .26%	 .33%	 .33%A
Net investment income (loss) 	 2.25%	 2.13%	 2.21%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate 	 34%	 24%	 9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2005 - Class T

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .22	 .20	 .08
Net realized and unrealized gain (loss) 	 .75	 .03	 .46
Total from investment operations 	 .97	 .23	 .54
Distributions from net investment income 	 (.17)	 (.14)	 (.06)
Distributions from net realized gain 	 (.05)	 - I	 -
Total distributions 	 (.22)	 (.15) J	 (.06)
Net asset value, end of period 	$ 11.31	$ 10.56	$ 10.48
Total ReturnB,C,D 	 9.31%	 2.17%	 5.36%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .51%	 .60%	 .60%A
Expenses net of fee waivers, if any 	 .50%	 .58%	 .58%A
Expenses net of all reductions 	 .50%	 .58%	 .58%A
Net investment income (loss) 	 2.00%	 1.88%	 1.97%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate 	 34%	 24%	 9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Prospectus

Advisor Freedom 2005 - Class B

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .16	 .14	 .06
Net realized and unrealized gain (loss) 	 .76	 .03	 .46
Total from investment operations 	 .92	 .17	 .52
Distributions from net investment income 	 (.12)	 (.11)	 (.05)
Distributions from net realized gain 	 (.05)	 - I	 -
Total distributions 	 (.17)	 (.11)	 (.05)
Net asset value, end of period 	$ 11.28	$ 10.53	$ 10.47
Total ReturnB,C,D 	 8.80%	 1.64%	 5.21%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.00%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.08%	 1.08%A
Net investment income (loss) 	 1.50%	 1.38%	 1.47%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate 	 34%	 24%	 9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2005 - Class C

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .16	 .14	 .06
Net realized and unrealized gain (loss) 	 .75	 .04	 .46
Total from investment operations 	 .91	 .18	 .52
Distributions from net investment income 	 (.12)	 (.12)	 (.05)
Distributions from net realized gain 	 (.05)	 - I	 -
Total distributions 	 (.17)	 (.12)	 (.05)
Net asset value, end of period 	$ 11.27	$ 10.53	$ 10.47
Total ReturnB,C,D 	 8.74%	 1.74%	 5.21%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.50%	 1.38%	 1.47%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate 	 34%	 24%	 9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Advisor Freedom 2010 - Class A

Years ended March 31,	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .25	 .23	 .16
Net realized and unrealized gain (loss) 	 .80	 .04	 .83
Total from investment operations 	 1.05	 .27	 .99
Distributions from net investment income 	 (.22)	 (.18)	 (.07)
Distributions from net realized gain 	 (.06)	 - I	 -
Total distributions 	 (.27) J	 (.18)	 (.07)
Net asset value, end of period 	$ 11.79	$ 11.01	$ 10.92
Total Return B, C, D 	 9.65%	 2.48%	 9.92%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .26%	 .35%	 .35% A
Expenses net of fee waivers, if any 	 .26%	 .33%	 .33% A
Expenses net of all reductions 	 .26%	 .33%	 .33% A
Net investment income (loss) 	 2.23%	 2.10%	 2.14% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate 	 7%	 5%	 103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

Prospectus

Appendix - continued

Advisor Freedom 2010 - Class T

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .22	 .20	 .14
Net realized and unrealized gain (loss) 	 .80	 .04	 .83
Total from investment operations 	 1.02	 .24	 .97
Distributions from net investment income 	 (.19)	 (.17)	 (.07)
Distributions from net realized gain 	 (.06)	 - I	 -
Total distributions 	 (.24) J	 (.17)	 (.07)
Net asset value, end of period 	$ 11.75	$ 10.97	$ 10.90
Total ReturnB,C,D 	 9.42%	 2.18%	 9.72%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .51%	 .60%	 .60%A
Expenses net of fee waivers, if any 	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .51%	 .58%	 .58%A
Net investment income (loss) 	 1.98%	 1.86%	 1.89%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate 	 7%	 5%	 103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Prospectus

Advisor Freedom 2010 - Class B

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .17	 .15	 .10
Net realized and unrealized gain (loss) 	 .79	 .04	 .83
Total from investment operations 	 .96	 .19	 .93
Distributions from net investment income 	 (.13)	 (.12)	 (.06)
Distributions from net realized gain 	 (.06)	 - I	 -
Total distributions 	 (.19)	 (.12)	 (.06)
Net asset value, end of period 	$ 11.71	$ 10.94	$ 10.87
Total ReturnB,C,D 	 8.83%	 1.72%	 9.32%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.48%	 1.35%	 1.39%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate 	 7%	 5%	 103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2010 - Class C

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .17	 .15	 .10
Net realized and unrealized gain (loss) 	 .78	 .04	 .83
Total from investment operations 	 .95	 .19	 .93
Distributions from net investment income 	 (.14)	 (.13)	 (.06)
Distributions from net realized gain 	 (.06)	 - I	 -
Total distributions 	 (.19)J	 (.13)	 (.06)
Net asset value, end of period 	$ 11.69	$ 10.93	$ 10.87
Total ReturnB,C,D 	 8.78%	 1.72%	 9.32%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.48%	 1.36%	 1.39%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate 	 7%	 5%	 103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Prospectus

Advisor Freedom 2015 - Class A

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .22	 .21	 .07
Net realized and unrealized gain (loss) 	 1.07	 .13	 .56
Total from investment operations 	 1.29	 .34	 .63
Distributions from net investment income 	 (.16)	 (.14)	 (.06)
Distributions from net realized gain 	 (.06)	 - I	 -
Total distributions 	 (.22)	 (.14)	 (.06)
Net asset value, end of period 	$ 11.84	$ 10.77	$ 10.57
Total ReturnB,C,D 	 12.12%	 3.22%	 6.32%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .26%	 .35%	 .35%A
Expenses net of fee waivers, if any 	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .26%	 .33%	 .33%A
Net investment income (loss) 	 1.93%	 2.02%	 1.84%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate 	 4%	 3%	 5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2015 - Class T

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .19	 .19	 .06
Net realized and unrealized gain (loss) 	 1.06	 .13	 .57
Total from investment operations 	 1.25	 .32	 .63
Distributions from net investment income 	 (.14)	 (.13)	 (.06)
Distributions from net realized gain 	 (.06)	 - I	 -
Total distributions 	 (.20)	 (.13)	 (.06)
Net asset value, end of period 	$ 11.81	$ 10.76	$ 10.57
Total ReturnB,C,D 	 11.71%	 3.01%	 6.27%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .51%	 .60%	 .60%A
Expenses net of fee waivers, if any 	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .51%	 .58%	 .58%A
Net investment income (loss) 	 1.68%	 1.77%	 1.59%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate 	 4%	 3%	 5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Advisor Freedom 2015 - Class B

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .13	 .13	 .04
Net realized and unrealized gain (loss) 	 1.06	 .13	 .58
Total from investment operations 	 1.19	 .26	 .62
Distributions from net investment income 	 (.09)	 (.09)	 (.06)
Distributions from net realized gain 	 (.06)	 - I	 -
Total distributions 	 (.15)	 (.09)	 (.06)
Net asset value, end of period 	$ 11.77	$ 10.73	$ 10.56
Total ReturnB,C,D 	 11.17%	 2.49%	 6.17%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.18%	 1.28%	 1.09%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate 	 4%	 3%	 5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2015 - Class C

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .13	 .13	 .04
Net realized and unrealized gain (loss) 	 1.06	 .13	 .57
Total from investment operations 	 1.19	 .26	 .61
Distributions from net investment income 	 (.09)	 (.09)	 (.05)
Distributions from net realized gain 	 (.06)	 - I	 -
Total distributions 	 (.15)	 (.09)	 (.05)
Net asset value, end of period 	$ 11.77	$ 10.73	$ 10.56
Total ReturnB,C,D 	 11.19%	 2.47%	 6.12%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.18%	 1.28%	 1.09%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate 	 4%	 3%	 5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Advisor Freedom 2020 - Class A

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .19	 .20	 .13
Net realized and unrealized gain (loss) 	 1.36	 .23	 1.25
Total from investment operations 	 1.55	 .43	 1.38
Distributions from net investment income 	 (.16)	 (.18)	 (.09)
Distributions from net realized gain 	 (.08)	 -I	 -
Total distributions 	 (.23) K	 (.19) J	 (.09)
Net asset value, end of period 	$ 12.85	$ 11.53	$ 11.29
Total ReturnB,C,D 	 13.62%	 3.75%	 13.78%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .26%	 .35%	 .35%A
Expenses net of fee waivers, if any 	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .26%	 .33%	 .33%A
Net investment income (loss) 	 1.60%	 1.80%	 1.74%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate 	 6%	 1%	 4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

K Total distribution of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

Prospectus

Appendix - continued

Advisor Freedom 2020 - Class T

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .16	 .18	 .11
Net realized and unrealized gain (loss) 	 1.36	 .21	 1.26
Total from investment operations 	 1.52	 .39	 1.37
Distributions from net investment income 	 (.13)	 (.16)	 (.08)
Distributions from net realized gain 	 (.08)	 - I	 -
Total distributions 	 (.21)	 (.16)	 (.08)
Net asset value, end of period 	$ 12.83	$ 11.52	$ 11.29
Total ReturnB,C,D 	 13.28%	 3.46%	 13.73%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .51%	 .60%	 .60%A
Expenses net of fee waivers, if any 	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .51%	 .58%	 .58%A
Net investment income (loss) 	 1.35%	 1.55%	 1.49%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate 	 6%	 1%	 4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Advisor Freedom 2020 - Class B

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .10	 .12	 .07
Net realized and unrealized gain (loss) 	 1.35	 .21	 1.27
Total from investment operations 	 1.45	 .33	 1.34
Distributions from net investment income 	 (.08)	 (.12)	 (.07)
Distributions from net realized gain 	 (.07)	 - I	 -
Total distributions 	 (.15)	 (.12)	 (.07)
Net asset value, end of period 	$ 12.78	$ 11.48	$ 11.27
Total ReturnB,C,D 	 12.71%	 2.93%	 13.37%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .85%	 1.05%	 .99%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate 	 6%	 1%	 4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2020 - Class C

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .10	 .12	 .07
Net realized and unrealized gain (loss) 	 1.34	 .22	 1.26
Total from investment operations 	 1.44	 .34	 1.33
Distributions from net investment income 	 (.08)	 (.12)	 (.07)
Distributions from net realized gain 	 (.07)	 - I	 -
Total distributions 	 (.15)	 (.12)	 (.07)
Net asset value, end of period 	$ 12.77	$ 11.48	$ 11.26
Total ReturnB,C,D 	 12.66%	 3.02%	 13.32%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .85%	 1.05%	 .99%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate 	 6%	 1%	 4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Advisor Freedom 2025 - Class A

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .17	 .19	 .06
Net realized and unrealized gain (loss) 	 1.39	 .23	 .67
Total from investment operations 	 1.56	 .42	 .73
Distributions from net investment income 	 (.13)	 (.13)	 (.06)
Distributions from net realized gain 	 (.05)	 - I	 -
Total distributions 	 (.18)	 (.13)	 (.06)
Net asset value, end of period 	$ 12.34	$ 10.96	$ 10.67
Total ReturnB,C,D 	 14.35%	 3.96%	 7.32%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .26%	 .35%	 .35%A
Expenses net of fee waivers, if any 	 .25%	 .33%	 .33%A
Expenses net of all reductions 	 .25%	 .33%	 .33%A
Net investment income (loss) 	 1.44%	 1.76%	 1.59%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate 	 5%	 10%	 6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2025 - Class T

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .14	 .16	 .05
Net realized and unrealized gain (loss) 	 1.39	 .24	 .70
Total from investment operations 	 1.53	 .40	 .75
Distributions from net investment income 	 (.11)	 (.12)	 (.06)
Distributions from net realized gain 	 (.05)	 - I	 -
Total distributions 	 (.15) J	 (.12)	 (.06)
Net asset value, end of period 	$ 12.35	$ 10.97	$ 10.69
Total ReturnB,C,D 	 14.07%	 3.75%	 7.52%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .51%	 .60%	 .60%A
Expenses net of fee waivers, if any 	 .50%	 .58%	 .58%A
Expenses net of all reductions 	 .50%	 .58%	 .58%A
Net investment income (loss) 	 1.19%	 1.51%	 1.34%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate 	 5%	 10%	 6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Prospectus

Advisor Freedom 2025 - Class B

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .08	 .11	 .03
Net realized and unrealized gain (loss) 	 1.38	 .24	 .67
Total from investment operations 	 1.46	 .35	 .70
Distributions from net investment income 	 (.07)	 (.08)	 (.06)
Distributions from net realized gain 	 (.04)	 - I	 -
Total distributions 	 (.11)	 (.08)	 (.06)
Net asset value, end of period 	$ 12.26	$ 10.91	$ 10.64
Total ReturnB,C,D 	 13.46%	 3.29%	 6.97%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .69%	 1.01%	 .84%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate 	 5%	 10%	 6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2025 - Class C

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .08	 .11	 .03
Net realized and unrealized gain (loss) 	 1.38	 .23	 .67
Total from investment operations 	 1.46	 .34	 .70
Distributions from net investment income 	 (.07)	 (.08)	 (.05)
Distributions from net realized gain 	 (.04)	 -I	 -
Total distributions 	 (.11)	 (.08)	 (.05)
Net asset value, end of period 	$ 12.26	$ 10.91	$ 10.65
Total ReturnB,C,D 	 13.46%	 3.19%	 7.02%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .69%	 1.01%	 .84%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate 	 5%	 10%	 6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Advisor Freedom 2030 - Class A

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .15	 .18	 .11
Net realized and unrealized gain (loss) 	 1.70	 .30	 1.46
Total from investment operations 	 1.85	 .48	 1.57
Distributions from net investment income 	 (.11)	 (.15)	 (.09)
Distributions from net realized gain 	 (.08)	 - I	 -
Total distributions 	 (.19)	 (.15)	 (.09)
Net asset value, end of period 	$ 13.47	$ 11.81	$ 11.48
Total ReturnB,C,D 	 15.84%	 4.19%	 15.68%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .26%	 .35%	 .35%A
Expenses net of fee waivers, if any 	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .26%	 .33%	 .33%A
Net investment income (loss) 	 1.17%	 1.55%	 1.44%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate 	 4%	 2%	 2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2030 - Class T

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ $ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .11	 .15	 .09
Net realized and unrealized gain (loss) 	 1.70	 .30	 1.46
Total from investment operations 	 1.81	 .45	 1.55
Distributions from net investment income 	 (.09)	 (.14)	 (.08)
Distributions from net realized gain 	 (.08)	 - I	 -
Total distributions 	 (.16) J	 (.14)	 (.08)
Net asset value, end of period 	$ 13.43	$ 11.78	$ 11.47
Total ReturnB,C,D 	 15.52%	 3.91%	 15.53%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .51%	 .60%	 .60%A
Expenses net of fee waivers, if any 	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .51%	 .58%	 .58%A
Net investment income (loss) 	 .92%	 1.30%	 1.19%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate 	 4%	 2%	 2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

J Total distribution of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Prospectus

Advisor Freedom 2030 - Class B

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .05	 .09	 .05
Net realized and unrealized gain (loss) 	 1.70	 .30	 1.46
Total from investment operations 	 1.75	 .39	 1.51
Distributions from net investment income 	 (.05)	 (.09)	 (.07)
Distributions from net realized gain 	 (.07)	 -I	 -
Total distributions 	 (.12)	 (.09)	 (.07)
Net asset value, end of period 	$ 13.37	$ 11.74	$ 11.44
Total ReturnB,C,D 	 14.96%	 3.41%	 15.12%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .42%	 .80%	 .69%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate 	 4%	 2%	 2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2030 - Class C

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .05	 .09	 .05
Net realized and unrealized gain (loss) 	 1.70	 .30	 1.46
Total from investment operations 	 1.75	 .39	 1.51
Distributions from net investment income 	 (.05)	 (.09)	 (.07)
Distributions from net realized gain 	 (.07)	 - I	 -
Total distributions 	 (.12)	 (.09)	 (.07)
Net asset value, end of period 	$ 13.37	$ 11.74	$ 11.44
Total ReturnB,C,D 	 14.99%	 3.41%	 15.12%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .42%	 .80%	 .69%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate 	 4%	 2%	 2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Advisor Freedom 2035 - Class A

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .14	 .19	 .07
Net realized and unrealized gain (loss) 	 1.62	 .32	 .72
Total from investment operations 	 1.76	 .51	 .79
Distributions from net investment income 	 (.11)	 (.15)	 (.09)
Distributions from net realized gain 	 (.04)	 -I	 -
Total distributions 	 (.15)	 (.15)	 (.09)
Net asset value, end of period 	$ 12.67	$ 11.06	$ 10.70
Total ReturnB,C,D 	 16.03%	 4.76%	 7.88%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .26%	 .35%	 .35%A
Expenses net of fee waivers, if any 	 .25%	 .33%	 .33%A
Expenses net of all reductions 	 .25%	 .33%	 .33%A
Net investment income (loss) 	 1.20%	 1.71%	 1.80%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate 	 4%	 5%	 1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2035 - Class T

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .11	 .16	 .06
Net realized and unrealized gain (loss) 	 1.63	 .31	 .71
Total from investment operations 	 1.74	 .47	 .77
Distributions from net investment income 	 (.10)	 (.14)	 (.08)
Distributions from net realized gain 	 (.04)	 -I	 -
Total distributions 	 (.14)	 (.14)	 (.08)
Net asset value, end of period 	$ 12.62	$ 11.02	$ 10.69
Total ReturnB,C,D 	 15.84%	 4.37%	 7.73%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .51%	 .60%	 .60%A
Expenses net of fee waivers, if any 	 .50%	 .58%	 .58%A
Expenses net of all reductions 	 .50%	 .58%	 .58%A
Net investment income (loss) 	 .95%	 1.46%	 1.55%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate 	 4%	 5%	 1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Advisor Freedom 2035 - Class B

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .05	 .10	 .04
Net realized and unrealized gain (loss) 	 1.61	 .32	 .71
Total from investment operations 	 1.66	 .42	 .75
Distributions from net investment income 	 (.06)	 (.11)	 (.08)
Distributions from net realized gain 	 (.04)	 -I	 -
Total distributions 	 (.10)	 (.11)	 (.08)
Net asset value, end of period 	$ 12.54	$ 10.98	$ 10.67
Total ReturnB,C,D 	 15.17%	 3.88%	 7.48%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.00%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.08%	 1.08%A
Net investment income (loss) 	 .45%	 .96%	 1.05%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate 	 4%	 5%	 1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Freedom 2035 - Class C

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .05	 .10	 .04
Net realized and unrealized gain (loss) 	 1.61	 .32	 .72
Total from investment operations 	 1.66	 .42	 .76
Distributions from net investment income 	 (.06)	 (.11)	 (.08)
Distributions from net realized gain 	 (.04)	 -I	 -
Total distributions 	 (.10)	 (.11)	 (.08)
Net asset value, end of period 	$ 12.55	$ 10.99	$ 10.68
Total ReturnB,C,D 	 15.15%	 3.87%	 7.58%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.00%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.08%	 1.08%A
Net investment income (loss) 	 .45%	 .96%	 1.05%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate 	 4%	 5%	 1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

I Amount represents less than $.01 per share.

Prospectus

Advisor Freedom 2040 - Class A

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .15	 .18	 .12
Net realized and unrealized gain (loss) 	 1.84	 .39	 1.60
Total from investment operations 	 1.99	 .57	 1.72
Distributions from net investment income 	 (.12)	 (.16)	 (.10)
Distributions from net realized gain 	 (.07)	 -	 -
Total distributions 	 (.19)	 (.16)	 (.10)
Net asset value, end of period 	$ 13.83	$ 12.03	$ 11.62
Total ReturnB,C,D 	 16.65%	 4.87%	 17.19%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .26%	 .35%	 .35%A
Expenses net of fee waivers, if any 	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .26%	 .33%	 .33%A
Net investment income (loss) 	 1.18%	 1.50%	 1.53%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate 	 4%	 3%	 3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Prospectus

Appendix - continued

Advisor Freedom 2040 - Class T

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .12	 .15	 .10
Net realized and unrealized gain (loss) 	 1.83	 .38	 1.59
Total from investment operations 	 1.95	 .53	 1.69
Distributions from net investment income 	 (.10)	 (.13)	 (.09)
Distributions from net realized gain 	 (.06)	 -	 -
Total distributions 	 (.16)	 (.13)	 (.09)
Net asset value, end of period 	$ 13.79	$ 12.00	$ 11.60
Total ReturnB,C,D 	 16.35%	 4.57%	 16.93%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .51%	 .60%	 .60%A
Expenses net of fee waivers, if any 	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .51%	 .58%	 .58%A
Net investment income (loss) 	 .93%	 1.25%	 1.28%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate 	 4%	 3%	 3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Prospectus

Advisor Freedom 2040 - Class B

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .05	 .09	 .06
Net realized and unrealized gain (loss) 	 1.83	 .38	 1.60
Total from investment operations 	 1.88	 .47	 1.66
Distributions from net investment income 	 (.06)	 (.10)	 (.09)
Distributions from net realized gain 	 (.06)	 -	 -
Total distributions 	 (.12)	 (.10)	 (.09)
Net asset value, end of period 	$ 13.70	$ 11.94	$ 11.57
Total ReturnB,C,D 	 15.81%	 4.04%	 16.58%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .43%	 .75%	 .78%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate 	 4%	 3%	 3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Prospectus

Appendix - continued

Advisor Freedom 2040 - Class C

Years ended March 31,	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .05	 .09	 .06
Net realized and unrealized gain (loss) 	 1.83	 .38	 1.59
Total from investment operations 	 1.88	 .47	 1.65
Distributions from net investment income 	 (.06)	 (.10)	 (.08)
Distributions from net realized gain 	 (.06)	 -	 -
Total distributions 	 (.12)	 (.10)	 (.08)
Net asset value, end of period 	$ 13.70	$ 11.94	$ 11.57
Total ReturnB,C,D 	 15.82%	 4.04%	 16.53%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .43%	 .75%	 .78%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate 	 4%	 3%	 3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). For Fidelity Advisor 2045 and Fidelity Advisor 2050, financial reports will be available once the funds have completed their first annual or semi-annual period. Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06440

Fidelity, Fidelity Investments & (Pyramid) Design, Directed Dividends, Fidelity Advisor Money Line, Strategic Advisers, Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund are registered trademarks of FMR Corp.

Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.777735.105 AFF-pro-0506

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity Advisor

Freedom Funds®

Institutional Class

Fidelity Advisor Freedom Income Fund®

Fidelity Advisor Freedom 2005 Fund®

Fidelity Advisor Freedom 2010 Fund®

Fidelity Advisor Freedom 2015 Fund®

Fidelity Advisor Freedom 2020 Fund®

Fidelity Advisor Freedom 2025 Fund®

Fidelity Advisor Freedom 2030 Fund®

Fidelity Advisor Freedom 2035 Fund®

Fidelity Advisor Freedom 2040 Fund®

Fidelity Advisor Freedom 2045 Fund SM

Fidelity Advisor Freedom 2050 Fund SM

Prospectus

May 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:



This target allocation took effect on or about May 29, 2005. Formerly the target was 40% investment-grade and 0% high yield. Advisor Freedom Income will move to the new target allocation gradually.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.


  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

Prospectus

Fund Summary - continued

  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2005 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



Prospectus

  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2010 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Prospectus

Fund Summary - continued

  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2015 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

Prospectus

Fund Summary - continued

  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2020 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately ten to 15 years after the year 2020).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.


Prospectus

  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2025 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Prospectus

Fund Summary - continued

  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.


  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Investment Objective

Advisor Freedom 2030 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

Prospectus

Fund Summary - continued

  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2035 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Prospectus


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2040 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).
  Using an asset allocation as of March 31, 2006 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.



  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Freedom 2045 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).

Prospectus

  Using a target asset allocation as of inception of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.


  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.


  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Summary - continued

Investment Objective

Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).
  Using a target asset allocation as of inception of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in each Advisor Freedom Fund (other than Advisor Freedom 2045 and Advisor Freedom 2050). The information illustrates the changes in Advisor Freedom Income's, Advisor Freedom 2005's, Advisor Freedom 2010's, Advisor Freedom 2015's, Advisor Freedom 2020's, Advisor Freedom 2025's, Advisor Freedom 2030's, Advisor Freedom 2035's, and Advisor Freedom 2040's performance from year to year, as represented by the performance of Institutional Class, and compares Institutional Class of each fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) to the performance of a market index and a combination of market indexes over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Performance history will be available for Advisor Freedom 2045 and Advisor Freedom 2050 after each fund has been in operation for one calendar year.

Year-by-Year Returns

Advisor Freedom Income - Institutional Class
Calendar Years	2004	2005
	3.77%	3.15%



During the periods shown in the chart for Institutional Class of Advisor Freedom Income:	Returns	Quarter ended
Highest Quarter Return	 2.39%	December 31, 2004
Lowest Quarter Return	 -0.97%	June 30, 2004
Year-to-Date Return	 1.34%	March 31, 2006
Advisor Freedom 2005 - Institutional Class
Calendar Years	2004	2005
	6.47%	5.24%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2005:	Returns	Quarter ended
Highest Quarter Return	 5.21%	December 31, 2004
Lowest Quarter Return	 -1.40%	March 31, 2005
Year-to-Date Return	 2.99%	March 31, 2006
Advisor Freedom 2010 - Institutional Class
Calendar Years	2004	2005
	6.63%	5.25%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2010:	Returns	Quarter ended
Highest Quarter Return	 5.29%	December 31, 2004
Lowest Quarter Return	 -1.43%	March 31, 2005
Year-to-Date Return	 2.96%	March 31, 2006
Advisor Freedom 2015 - Institutional Class
Calendar Years	2004	2005
	7.78%	6.34%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2015:	Returns	Quarter ended
Highest Quarter Return	 6.91%	December 31, 2004
Lowest Quarter Return	 -1.73%	March 31, 2005
Year-to-Date Return	 3.84%	March 31, 2006
Advisor Freedom 2020 - Institutional Class
Calendar Years	2004	2005
	8.72%	6.90%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2020:	Returns	Quarter ended
Highest Quarter Return	 7.94%	December 31, 2004
Lowest Quarter Return	 -1.95%	March 31, 2005
Year-to-Date Return	 4.45%	March 31, 2006
Advisor Freedom 2025 - Institutional Class
Calendar Years	2004	2005
	9.08%	7.17%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2025:	Returns	Quarter ended
Highest Quarter Return	 8.65%	December 31, 2004
Lowest Quarter Return	 -2.14%	March 31, 2005
Year-to-Date Return	 4.73%	March 31, 2006
Advisor Freedom 2030 - Institutional Class
Calendar Years	2004	2005
	9.36%	7.89%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2030:	Returns	Quarter ended
Highest Quarter Return	 9.08%	December 31, 2004
Lowest Quarter Return	 -2.18%	September 30, 2004
Year-to-Date Return	 5.30%	March 31, 2006
Advisor Freedom 2035 - Institutional Class
Calendar Years	2004	2005
	10.01%	7.96%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2035:	Returns	Quarter ended
Highest Quarter Return	 9.70%	December 31, 2004
Lowest Quarter Return	 -2.33%	September 30, 2004
Year-to-Date Return	 5.48%	March 31, 2006
Advisor Freedom 2040 - Institutional Class
Calendar Years	2004	2005
	10.25%	8.06%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2040:	Returns	Quarter ended
Highest Quarter Return	 10.13%	December 31, 2004
Lowest Quarter Return	 -2.58%	September 31, 2004
Year-to-Date Return	 5.72%	March 31, 2006

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2005	Past 1 year	Life of class
Advisor Freedom Income
Institutional Class - Return Before Taxes	 3.15%	 4.25%A
 Return After Taxes on Distributions	 2.15%	 3.45%A
 Return After Taxes on Distributions and Sale of Fund Shares	 2.11%	 3.19%A
Lehman Brothers® Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	 3.61%A
Fidelity Freedom Income Composite Index(dagger) (reflects no deduction for fees, expenses, or taxes)	 3.52%	 5.03%A
Advisor Freedom 2005
Institutional Class - Return Before Taxes	 5.24%	 7.03%B
 Return After Taxes on Distributions	 4.47%	 6.33%B
 Return After Taxes on Distributions and Sale of Fund Shares	 3.52%	 5.64%B
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	 3.98%B
Fidelity Freedom 2005 Composite Index (reflects no deduction for fees, expenses, or taxes)	 4.77%	 7.76%B
Advisor Freedom 2010
Institutional Class - Return Before Taxes	 5.25%	 8.03%A
 Return After Taxes on Distributions	 4.44%	 7.36%A
 Return After Taxes on Distributions and Sale of Fund Shares	 3.53%	 6.53%A
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	 3.61%A
Fidelity Freedom 2010 Composite Index (reflects no deduction for fees, expenses, or taxes)	 4.90%	 9.01%A
Advisor Freedom 2015
Institutional Class - Return Before Taxes	 6.34%	 8.55%B
 Return After Taxes on Distributions	 5.69%	 7.96%B
 Return After Taxes on Distributions and Sale of Fund Shares	 4.25%	 7.02%B
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 9.93%B
Fidelity Freedom 2015 Composite Index (reflects no deduction for fees, expenses, or taxes)	 5.52%	 9.31%B
Advisor Freedom 2020
Institutional Class - Return Before Taxes	 6.90%	 11.12%A
 Return After Taxes on Distributions	 6.29%	 10.55%A
 Return After Taxes on Distributions and Sale of Fund Shares	 4.65%	 9.27%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 12.35%A
Fidelity Freedom 2020 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.11%	 12.27%A
Advisor Freedom 2025
Institutional Class - Return Before Taxes	 7.17%	 9.94%B
 Return After Taxes on Distributions	 6.67%	 9.46%B
 Return After Taxes on Distributions and Sale of Fund Shares	 4.79%	 8.29%B
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 9.93%B
Fidelity Freedom 2025 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.31%	 10.96%B
Advisor Freedom 2030
Institutional Class - Return Before Taxes	 7.89%	 12.55%A
 Return After Taxes on Distributions	 7.43%	 12.10%A
 Return After Taxes on Distributions and Sale of Fund Shares	 5.30%	 10.59%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 12.35%A
Fidelity Freedom 2030 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.76%	 13.81%A
Advisor Freedom 2035
Institutional Class - Return Before Taxes	 7.96%	 10.93%B
 Return After Taxes on Distributions	 7.58%	 10.44%B
 Return After Taxes on Distributions and Sale of Fund Shares	 5.31%	 9.14%B
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 9.93%B
Fidelity Freedom 2035 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.86%	 11.93%B
Advisor Freedom 2040
Institutional Class - Return Before Taxes	 8.06%	 13.57%A
 Return After Taxes on Distributions	 7.63%	 13.12%A
 Return After Taxes on Distributions and Sale of Fund Shares	 5.40%	 11.48%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 4.91%	 12.35%A
Fidelity Freedom 2040 Composite Index (reflects no deduction for fees, expenses, or taxes)	 7.05%	 14.85%A

A From July 24, 2003.

B From November 6, 2003.

(dagger) Beginning July 1, 2005 the Merrill Lynch U.S. High Yield Master II Index was added to the Composite Index for the Advisor Freedom Income Fund.

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Lehman Brothers® Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Prospectus

Fund Summary - continued

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, and Fidelity Freedom 2040 Composite Index is a hypothetical representation of the performance of each Advisor Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the Advisor Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. The following indexes are used to represent each Advisor Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), international equity - the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index, investment grade fixed-income - the Lehman Brothers Aggregate Bond Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Index, and money market - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Merrill Lynch U.S. High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of Institutional Class of an Advisor Freedom Fund. The annual class operating expenses provided below for Institutional Class of each Advisor Freedom Fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class of each Advisor Freedom Fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual class operating expenses provided below for Advisor Freedom 2045 and Advisor Freedom 2050 are based on estimated expenses.

Prospectus

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Advisor Freedom Income	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.00%
Advisor Freedom 2005	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.00%
Advisor Freedom 2010	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.00%
Advisor Freedom 2015	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.00%
Advisor Freedom 2020	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.00%
Advisor Freedom 2025	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.00%
Advisor Freedom 2030	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.00%
Advisor Freedom 2035	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.00%
Advisor Freedom 2040	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.00%
Advisor Freedom 2045*	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.00%
Advisor Freedom 2050*	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.00%


* Expected to commence operations on or about June 1, 2006.


Because each Advisor Freedom Fund will purchase Institutional Class shares of any underlying fund that offers Advisor classes of shares, each Advisor Freedom Fund will not incur any sales charges when it invests in underlying Fidelity funds. However, each Advisor Freedom Fund may incur short-term redemption fees, if applicable, when it invests in underlying Fidelity funds.

Prospectus

Each Advisor Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund, and each Advisor Freedom Fund's investment return will be net of underlying Fidelity fund expenses.

The combined total expense ratios of Institutional Class of each Advisor Freedom Fund (calculated as a percentage of average net assets) are as follows:

	Combined total expense ratio after expense reimbursements and expense reductions for the underlying Fidelity funds	Combined total expense ratio before expense reimbursements and expense reductions for the underlying Fidelity funds
Advisor Freedom Income
Institutional Class 	0.59%	0.60%
Advisor Freedom 2005
Institutional Class 	0.67%	0.69%
Advisor Freedom 2010
Institutional Class 	0.68%	0.70%
Advisor Freedom 2015
Institutional Class 	0.70%	0.73%
Advisor Freedom 2020
Institutional Class 	0.73%	0.76%
Advisor Freedom 2025
Institutional Class 	0.73%	0.77%
Advisor Freedom 2030
Institutional Class 	0.75%	0.79%
Advisor Freedom 2035
Institutional Class 	0.75%	0.79%
Advisor Freedom 2040
Institutional Class 	0.76%	0.80%
Advisor Freedom 2045
Institutional ClassA	0.77%	0.82%
Advisor Freedom 2050
Institutional ClassA	0.77%	0.82%

A Estimated

Prospectus

Fund Summary - continued

Each Advisor Freedom Fund's (other than Advisor Freedom 2045 and Advisor Freedom 2050) combined total expense ratio is based on its total operating expense ratio exactly as described in the fee table, plus a weighted average of the total operating expense ratios of the underlying Fidelity funds in which it was invested (as reported in each underlying Fidelity fund's most recent prospectus) as of March 31, 2006. Each of Advisor Freedom 2045's and Advisor Freedom 2050's estimated combined total expense ratio is based on its estimated total operating expense ratio exactly as described in the fee table, plus a weighted average of the total operating expense ratios of the underlying Fidelity funds in which it would have been invested (as reported in each underlying Fidelity fund's most recent prospectus) as of March 31, 2006. The combined total expense ratios for each Advisor Freedom Fund may be higher or lower depending on the allocation of a fund's assets among the underlying Fidelity funds and the actual expenses of the underlying Fidelity funds.

This example helps you compare the cost of investing in the Advisor Freedom Funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5%, that your shareholder fees are exactly as described in the fee table, and that Institutional Class's combined total expense ratio includes Institutional Class's annual operating expenses exactly as described in the fee table and the weighted average of the total operating expenses of each of the underlying Fidelity funds, before expense reimbursement and expense reductions. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated.

Institutional Class
Advisor Freedom Income	1 year	$ 61
	3 years	$ 192
	5 years	$ 335
	10 years	$ 750
Advisor Freedom 2005	1 year	$ 70
	3 years	$ 221
	5 years	$ 384
	10 years	$ 859
Advisor Freedom 2010	1 year	$ 72
	3 years	$ 224
	5 years	$ 390
	10 years	$ 871
Advisor Freedom 2015	1 year	$ 75
	3 years	$ 233
	5 years	$ 406
	10 years	$ 906
Advisor Freedom 2020	1 year	$ 78
	3 years	$ 243
	5 years	$ 422
	10 years	$ 942
Advisor Freedom 2025	1 year	$ 79
	3 years	$ 246
	5 years	$ 428
	10 years	$ 954
Advisor Freedom 2030	1 year	$ 81
	3 years	$ 252
	5 years	$ 439
	10 years	$ 978
Advisor Freedom 2035	1 year	$ 81
	3 years	$ 252
	5 years	$ 439
	10 years	$ 978
Advisor Freedom 2040	1 year	$ 82
	3 years	$ 255
	5 years	$ 444
	10 years	$ 990
Advisor Freedom 2045	1 year	$ 84
	3 years	$ 262
Advisor Freedom 2050	1 year	$ 84
	3 years	$ 262

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

Each of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Principal Investment Strategies

Strategic Advisers®, Inc. (Strategic Advisers) invests each Advisor Freedom Fund's assets in a combination of Fidelity funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds (underlying Fidelity funds). The Advisor Freedom Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Advisor Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Advisor Freedom Fund with a target retirement date (Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Advisor Freedom 2050, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Advisor Freedom 2005, which has reached its target retirement year, has a relatively conservative target asset allocation, with a modest portion of its assets invested in equity funds and a substantial portion of its assets invested in fixed-income and short-term funds.

Advisor Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes fixed-income and short-term funds but also includes a small amount of equity funds.

Prospectus

Fund Basics - continued

The following table contains guidelines designed to help investors select an appropriate Advisor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2000	Advisor Freedom Income
2000 - 2007	Advisor Freedom 2005
2008 - 2012	Advisor Freedom 2010
2013 - 2017	Advisor Freedom 2015
2018 - 2022	Advisor Freedom 2020
2023 - 2027	Advisor Freedom 2025
2028 - 2032	Advisor Freedom 2030
2033 - 2037	Advisor Freedom 2035
2038 - 2042	Advisor Freedom 2040
2043 - 2047	Advisor Freedom 2045
2048 - 2052	Advisor Freedom 2050

The following table lists the underlying Fidelity funds in which each Advisor Freedom Fund currently may invest and each Advisor Freedom Fund's (other than Advisor Freedom 2045 and Advisor Freedom 2050) approximate target asset allocation to each underlying Fidelity fund as of March 31, 2006. Advisor Freedom 2045's and Advisor Freedom 2050's approximate target asset allocation to each underlying Fidelity Fund is as of the funds' inception. Strategic Advisers may change these percentages over time.

Fund Categories	Advisor Freedom Income	Advisor Freedom 2005	Advisor Freedom 2010	Advisor Freedom 2015	Advisor Freedom 2020	Advisor Freedom 2025	Advisor Freedom 2030	Advisor Freedom 2035	Advisor Freedom 2040	Advisor Freedom 2045	Advisor Freedom 2050
EQUITY FUNDS Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund	 4.4%	 8.3%	 8.6%	 9.9%	 11.8%	 12.4%	 13.8%	 14.0%	 14.4%	 14.5%	 14.7%
Fidelity Advisor Equity Growth Fund	 2.5%	 5.0%	 5.0%	 5.8%	 7.0%	 7.2%	 8.1%	 8.3%	 8.4%	 8.3%	 8.4%
Fidelity Advisor Equity Income Fund	 4.3%	 8.3%	 8.6%	 10.0%	 11.9%	 12.5%	 14.0%	 14.4%	 14.3%	 14.5%	 14.7%
Fidelity Advisor Growth & Income Fund	 3.3%	 6.7%	 6.4%	 7.7%	 8.7%	 9.6%	 10.7%	 10.6%	 10.7%	 11.1%	 11.2%
Fidelity Advisor Large Cap Fund	 3.3%	 6.7%	 6.4%	 7.7%	 8.7%	 9.7%	 10.8%	 10.6%	 10.6%	 11.1%	 11.2%
Fidelity Advisor Mid Cap Fund	 1.7%	 3.3%	 3.4%	 4.0%	 4.7%	 5.0%	 5.6%	 5.4%	 5.6%	 5.5%	 5.6%
Fidelity Advisor Small Cap Fund	 1.3%	 2.5%	 2.5%	 3.0%	 3.5%	 3.7%	 4.1%	 4.2%	 4.1%	 4.2%	 4.2%
International Equity Funds
Fidelity Advisor Diversified International Fund	 0.0%	 4.0%	 4.2%	 5.5%	 6.4%	 6.7%	 7.7%	 7.9%	 8.6%	 9.7%	 10.0%
Fidelity Advisor Overseas Fund	 0.0%	 4.0%	 4.2%	 5.4%	 6.4%	 6.6%	 7.7%	 7.6%	 8.4%	 9.7%	 10.0%
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund	 17.7%	 16.5%	 17.6%	 14.5%	 11.2%	 9.3%	 4.8%	 4.1%	 2.4%	 0.5%	 0.0%
Fidelity Advisor Intermediate Bond Fund	 18.2%	 16.6%	 17.6%	 14.6%	 11.3%	 9.3%	 4.8%	 4.2%	 2.4%	 0.5%	 0.0%
Fidelity Advisor Strategic Real Return Fund*	 0.5%	 0.9%	 0.9%	 1.0%	 0.7%	 0.5%	 0.3%	 0.4%	 0.2%	 0.3%	 0.0%
High Yield Fixed-Income Fund
Fidelity Advisor High Income Advantage Fund	 2.0%	 5.2%	 5.0%	 6.7%	 7.6%	 7.5%	 7.6%	 8.3%	 9.9%	 10.0%	 10.0%
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund	 20.4%	 6.0%	 4.8%	 2.1%	 0.1%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%
Fidelity Cash Reserves	 20.4%	 6.0%	 4.8%	 2.1%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%

Note: The allocation percentages may not add to 100% due to rounding.

* Fidelity Advisor Strategic Real Return Fund is an Institutional Class of Fidelity Strategic Real Return Fund.

Prospectus

Fund Basics - continued

The following chart illustrates each Advisor Freedom Fund's (other than Advisor Freedom 2045 and Advisor Freedom 2050) approximate target asset allocation among equity, fixed-income, and short-term funds as of March 31, 2006. The approximate target asset allocation for Advisor Freedom 2045 and Advisor Freedom 2050 is as of the funds' inception. The chart also illustrates how these allocations may change over time. The Advisor Freedom Funds' target asset allocations may differ from this illustration.



When the target asset allocation of an Advisor Freedom Fund with a target retirement date matches Advisor Freedom Income's target asset allocation (approximately 10 to 15 years after the fund's retirement date), the Board of Trustees may combine the fund with Advisor Freedom Income, without shareholder approval, and the fund's shareholders will become shareholders of Advisor Freedom Income.

Strategic Advisers intends to manage each Advisor Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Advisor Freedom Fund from time to time.

Prospectus

Description of Underlying Fidelity Funds

Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment-grade or high yield), and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Domestic Equity Funds

Advisor Dividend Growth Fund seeks capital appreciation.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets primarily in companies that pay dividends or that it believes have the potential to pay dividends in the future. FMR uses the potential to pay dividends as a way of evaluating companies as investment opportunities.

The fund's strategy is based on the premise that dividends are an indication of a company's financial health and companies that are commencing or increasing their dividends have an enhanced potential for capital growth. Although FMR uses income to evaluate the fund's investments, the fund does not invest for income.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Equity Growth Fund seeks capital appreciation.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Equity Income Fund seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the Standard & Poor's 500 Index (S&P 500). In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Large Cap Fund seeks long-term growth of capital.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Mid Cap Fund seeks long-term growth of capital.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Small Cap Fund seeks long-term growth of capital.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

International Equity Funds

Advisor Diversified International Fund seeks capital growth.

FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Advisor Overseas Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment-Grade Fixed-Income Funds

Advisor Government Investment Fund seeks a high level of current income.

FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 40% of the fund's assets in mortgage securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 2005, FMR was using the Lehman Brothers 75% U.S. Government/25% Mortgage-Backed Securities Index in managing the fund's investments. As of October 31, 2005, the fund's dollar-weighted average maturity was approximately 6.4 years and the index's dollar-weighted average maturity was approximately 6.5 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

Prospectus

FMR allocates assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Intermediate Bond Fund seeks to provide a high rate of income.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 2005, FMR was using the Lehman Brothers Intermediate Government/Credit Bond Index in managing the fund's investments. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years. As of October 31, 2005 the fund's dollar-weighted average maturity was approximately 4.7 years and the index's dollar-weighted average maturity was approximately 4.3 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

Prospectus

Fund Basics - continued

In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in lower-quality debt securities, and may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Advisor Strategic Real Return Fund seeks real return consistent with reasonable investment risk.

Principal Investment Strategies

FMR defines real return as total return reduced by the expected impact of inflation. In seeking real return, FMR expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked notes and related investments, and REITs and other real estate related investments.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 30% inflation-protected debt securities, 25% floating rate loans, 25% commodity-linked notes and related investments, and 20% REITs and other real estate related investments. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, FMR attempts to moderate the significant risks of each category through diversification.

The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked notes and related investments category includes notes and other commodity-linked investments that seek to track all or part of the performance of an index chosen by FMR to represent the commodities market, as well as short-term investment-grade debt securities, and may also include swaps and futures. As of the fund's inception, FMR was using the Dow Jones AIG Commodity Index to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, with an emphasis on lower quality debt securities.

Prospectus

In buying and selling debt securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions. In buying and selling equity securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

High Yield Fixed-Income Fund

Advisor High Income Advantage Fund seeks a combination of a high level of income and the potential for capital gains.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 20% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Prospectus

Fund Basics - continued

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Short-Term Funds

Cash Reserves seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Advisor Short Fixed-Income Fund seeks to obtain a high level of current income consistent with the preservation of capital.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 2005, FMR was using the Lehman Brothers 1-3 Year Government/Credit Bond Index in managing the fund's investments. In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. As of October 31, 2005, the fund's dollar-weighted average maturity was approximately 2.9 years and the index's dollar-weighted average maturity was approximately 1.9 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Principal Investment Risks

Many factors affect each Advisor Freedom Fund's performance. Each Advisor Freedom Fund's share price and Advisor Freedom Income's yield change daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Advisor Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

There is additional risk for each Advisor Freedom Fund with respect to aggregation of holdings of underlying Fidelity fund holdings, which may result in an Advisor Freedom Fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the Advisor Freedom Fund's returns. The Advisor Freedom Funds do not control the investments of the underlying Fidelity funds and any indirect concentration is a result of the underlying Fidelity funds pursuing their own investment objectives.

The following factors can significantly affect an Advisor Freedom Fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Prospectus

Fund Basics - continued

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities index.

Foreign Exposure. Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prospectus

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

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Fund Basics - continued

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, political, tax, and other regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect an Advisor Freedom Fund's performance and the fund may not achieve its investment objective.

Prospectus

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

Each of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each Advisor Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each Advisor Freedom Fund and each underlying fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Institutional Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of a fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

Prospectus

Shareholder Information - continued

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the funds' policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from a fund. A fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Prospectus

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to a fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under a fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the funds' satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity funds' Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity funds' Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to a fund. Short-term trading by these investors is likely to go undetected by a fund and may increase costs and disrupt portfolio management. The funds will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

Prospectus

Shareholder Information - continued

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the funds' policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity; and

7. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs.

The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

Prospectus

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Prospectus

Shareholder Information - continued

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Prospectus

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line® to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity funds that offer Advisor classes of shares or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Advisor Systematic Investment Program.

Selling Shares

The price to sell one share of Institutional Class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee on redemptions from the fund.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Prospectus

Shareholder Information - continued

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Prospectus

Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity funds that offer Advisor classes of shares or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically	Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Institutional Class account.

Prospectus

Shareholder Information - continued

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity funds that offer Advisor classes of shares or for shares of Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Prospectus

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity fund that offers Advisor classes of shares.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Institutional Class account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Monthly, quarterly, or semi-annually

Procedures

  Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

Prospectus

Shareholder Information - continued

Other Features. The following other features are also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Combination with Advisor Freedom Income Fund. Each Advisor Freedom Fund with a target retirement date may be combined with Advisor Freedom Income, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of an Advisor Freedom Fund with a target retirement date of the combination and any tax consequences.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

Prospectus

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each Advisor Freedom Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Advisor Freedom Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Prospectus

Shareholder Information - continued

Each Advisor Freedom Fund with a target retirement date normally pays dividends and capital gain distributions in May and December.

Advisor Freedom Income normally pays dividends monthly and pays capital gain distributions in May and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Institutional Class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Prospectus

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each Advisor Freedom Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of March 29, 2006, Strategic Advisers had approximately $92.5 billion in discretionary assets under management.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each Advisor Freedom Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each Advisor Freedom Fund.

Ren Cheng is vice president and co-manager of the Advisor Freedom Funds. He has managed Income, 2010, 2020, 2030, and 2040 since July 2003, managed 2005, 2015, 2025, and 2035 since November 2003, and managed 2045 and 2050 since their inception in June 2006. He also manages other Fidelity funds. Mr. Cheng joined Fidelity Investments in 1994 as a portfolio manager.

Jonathan Shelon is co-manager of the Advisor Freedom Funds. He has managed Income, 2010, 2020, 2030, and 2040 since July 2003, managed 2005, 2015, 2025, and 2035 since November 2003, and managed 2045 and 2050 since their inception in June 2006. Prior to joining Fidelity Investments in 2001, Mr. Shelon was a quantitative consultant at Callan Associates, Inc.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Cheng and Mr. Shelon.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The Advisor Freedom Funds do not pay a management fee to Strategic Advisers. For the period prior to May 19, 2005, Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040 each paid Strategic Advisers a management fee of 0.08% of the fund's average net assets, after reimbursement.

Prospectus

Fund Services - continued

FMR receives no fee for handling the business affairs for each Advisor Freedom Fund and pays the expenses with limited exceptions. For the period prior to May 19, 2005, Strategic Advisers paid FMR an administrative fee for handling the business affairs of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040.

The basis for the Board of Trustees approving the management contract and administration agreement for each Advisor Freedom Fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) is available in each fund's semiannual report for the fiscal period ended September 30, 2005.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Intermediaries, including banks, broker-dealers, and other service-providers, may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services, and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

Institutional Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If payments made by Strategic Advisers or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.



Prospectus

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Institutional Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports, along with each fund's (other than Advisor Freedom 2045's, and Advisor Freedom 2050's) financial highlights and financial statements, are included in each of fund's (other than Advisor Freedom 2045's and Advisor Freedom 2050's) annual report. Annual reports for Advisor Freedom 2045 and Advisor Freedom 2050 will be available once each fund has completed its first annual period. A free copy of each annual report is available upon request.

Freedom Income - Institutional Class

Years ended March 31,	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .32	 .23	 .14
Net realized and unrealized gain (loss) 	 .23	 (.11)	 .37
Total from investment operations 	 .55	 .12	 .51
Distributions from net investment income 	 (.29)	 (.21)	 (.10)
Distributions from net realized gain 	 (.04)	 (.01)	 -
Total distributions 	 (.33)	 (.22)	 (.10)
Net asset value, end of period 	$ 10.53	$ 10.31	$ 10.41
Total Return B, C 	 5.39%	 1.21%	 5.16%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .01%	 .08%	 .08% A
Expenses net of all reductions 	 .01%	 .08%	 .08% A
Net investment income (loss) 	 3.08%	 2.21%	 2.05% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,134	$ 626	$ 359
Portfolio turnover rate 	 21%	 18%	 46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Prospectus

Appendix - continued

Freedom 2005 - Institutional Class

Years ended March 31,	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .28	 .25	 .10
Net realized and unrealized gain (loss) 	 .76	 .04	 .45
Total from investment operations 	 1.04	 .29	 .55
Distributions from net investment income 	 (.22)	 (.18)	 (.06)
Distributions from net realized gain 	 (.05)	 - H	 -
Total distributions 	 (.27)	 (.18)	 (.06)
Net asset value, end of period 	$ 11.37	$ 10.60	$ 10.49
Total Return B, C 	 9.92%	 2.79%	 5.52%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .08%	 .08% A
Expenses net of all reductions 	 .00%	 .08%	 .08% A
Net investment income (loss) 	 2.50%	 2.38%	 2.46% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,376	$ 651	$ 397
Portfolio turnover rate 	 34%	 24%	 9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

H Amount represents less than $.01 per share.

Prospectus

Freedom 2010 - Institutional Class

Years ended March 31,	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .28	 .26	 .17
Net realized and unrealized gain (loss) 	 .80	 .05	 .83
Total from investment operations 	 1.08	 .31	 1.00
Distributions from net investment income 	 (.24)	 (.20)	 (.07)
Distributions from net realized gain 	 (.06)	 - H	 -
Total distributions 	 (.29) J	 (.21) I	 (.07)
Net asset value, end of period 	$ 11.82	$ 11.03	$ 10.93
Total Return B, C 	 9.94%	 2.80%	 10.02%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .01%	 .08%	 .08% A
Expenses net of all reductions 	 .01%	 .08%	 .08% A
Net investment income (loss) 	 2.48%	 2.35%	 2.38% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate 	 7%	 5%	 103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

H Amount represents less than $.01 per share.

I Total distribution of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.

J Total distribution of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

Prospectus

Appendix - continued

Freedom 2015 - Institutional Class

Years ended March 31,	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .25	 .24	 .09
Net realized and unrealized gain (loss) 	 1.07	 .13	 .56
Total from investment operations 	 1.32	 .37	 .65
Distributions from net investment income 	 (.18)	 (.15)	 (.06)
Distributions from net realized gain 	 (.06)	 - H	 -
Total distributions 	 (.24)	 (.15)	 (.06)
Net asset value, end of period 	$ 11.89	$ 10.81	$ 10.59
Total Return B, C 	 12.36%	 3.52%	 6.52%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .08%	 .08% A
Expenses net of all reductions 	 .00%	 .08%	 .08% A
Net investment income (loss) 	 2.18%	 2.27%	 2.09% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate 	 4%	 3%	 5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

H Amount represents less than $.01 per share.

Prospectus

Freedom 2020 - Institutional Class

Years ended March 31,	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .23	 .23	 .15
Net realized and unrealized gain (loss) 	 1.36	 .23	 1.25
Total from investment operations 	 1.59	 .46	 1.40
Distributions from net investment income 	 (.18)	 (.20)	 (.09)
Distributions from net realized gain 	 (.08)	 - H	 -
Total distributions 	 (.26)	 (.20)	 (.09)
Net asset value, end of period 	$ 12.90	$ 11.57	$ 11.31
Total Return B, C 	 13.88%	 4.06%	 14.03%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .08%	 .08% A
Expenses net of all reductions 	 .00%	 .08%	 .08% A
Net investment income (loss) 	 1.85%	 2.05%	 1.98% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate 	 6%	 1%	 4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Freedom 2025 - Institutional Class

Years ended March 31,	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.99	$ $ 10.68	$ $ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .20	 .22	 .08
Net realized and unrealized gain (loss) 	 1.40	 .24	 .66
Total from investment operations 	 1.60	 .46	 .74
Distributions from net investment income 	 (.15)	 (.15)	 (.06)
Distributions from net realized gain 	 (.05)	 - H	 -
Total distributions 	 (.20)	 (.15)	 (.06)
Net asset value, end of period 	$ 12.39	$ 10.99	$ 10.68
Total ReturnB,C 	 14.69%	 4.25%	 7.42%
Ratios to Average Net AssetsE,G
Expenses before reductions 	 .01%	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .00%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .08%	 .08%A
Net investment income (loss) 	 1.69%	 2.01%	 1.84%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate 	 5%	 10%	 6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

H Amount represents less than $.01 per share.

Prospectus

Freedom 2030 - Institutional Class

Years ended March 31,	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.84	$ $ 11.49	$ $ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .18	 .21	 .13
Net realized and unrealized gain (loss) 	 1.71	 .31	 1.45
Total from investment operations 	 1.89	 .52	 1.58
Distributions from net investment income 	 (.13)	 (.17)	 (.09)
Distributions from net realized gain 	 (.09)	 - H	 -
Total distributions 	 (.22)	 (.17)	 (.09)
Net asset value, end of period 	$ 13.51	$ 11.84	$ 11.49
Total ReturnB,C 	 16.10%	 4.50%	 15.83%
Ratios to Average Net AssetsE,G
Expenses before reductions 	 .01%	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .00%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .08%	 .07%A
Net investment income (loss) 	 1.42%	 1.80%	 1.69%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate 	 4%	 2%	 2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Freedom 2035 - Institutional Class

Years ended March 31,	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.07	$ $ 10.71	$ $ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .17	 .21	 .08
Net realized and unrealized gain (loss) 	 1.64	 .31	 .72
Total from investment operations 	 1.81	 .52	 .80
Distributions from net investment income 	 (.13)	 (.16)	 (.09)
Distributions from net realized gain 	 (.04)	 -H	 -
Total distributions 	 (.17)	 (.16)	 (.09)
Net asset value, end of period 	$ 12.71	$ 11.07	$ 10.71
Total ReturnB,C 	 16.45%	 4.87%	 7.98%
Ratios to Average Net AssetsE,G
Expenses before reductions 	 .01%	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .00%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .08%	 .08%A
Net investment income (loss) 	 1.45%	 1.96%	 2.04%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,207	$ 467	$ 216
Portfolio turnover rate 	 4%	 5%	 1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

H Amount represents less than $.01 per share.

Prospectus

Freedom 2040- Institutional Class

Years ended March 31,	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.05	$ $ 11.63	$ $ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .18	 .21	 .13
Net realized and unrealized gain (loss) 	 1.85	 .38	 1.60
Total from investment operations 	 2.03	 .59	 1.73
Distributions from net investment income 	 (.14)	 (.17)	 (.10)
Distributions from net realized gain 	 (.07)	 -	 -
Total distributions 	 (.21)	 (.17)	 (.10)
Net asset value, end of period 	$ 13.87	$ 12.05	$ 11.63
Total ReturnB,C 	 16.99%	 5.07%	 17.34%
Ratios to Average Net AssetsE,G
Expenses before reductions 	 .01%	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .00%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .08%	 .08%A
Net investment income (loss) 	 1.43%	 1.75%	 1.78%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate 	 4%	 3%	 3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.

Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). For Advisor Freedom 2045 and Advisor Freedom 2050, financial reports will be available once the funds have completed their first annual or semi-annual period. Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06440

Fidelity, Fidelity Investments & (Pyramid) Design, Directed Dividends, Fidelity Advisor Money Line, Strategic Advisers, Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund are registered trademarks of FMR Corp.

Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, and Portfolio Advisory Services are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.784493.105 AFFI-pro-0506

Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom Income Fund®, Fidelity Advisor Freedom 2005 Fund®,
Fidelity Advisor Freedom 2010 Fund®, Fidelity Advisor Freedom 2015 Fund®,
Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund®,
Fidelity Advisor Freedom 2030 Fund®, Fidelity Advisor Freedom 2035 Fund®,
Fidelity Advisor Freedom 2040 Fund®, Fidelity Advisor Freedom 2045 FundSM ,
and Fidelity Advisor Freedom 2050 FundSM

Funds of Fidelity Aberdeen Street Trust

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2006

This statement of additional information (SAI) is not a prospectus. Portions of each fund's (other than Advisor Freedom 2045's and Advisor Freedom 2050's), annual reports are incorporated herein. The annual reports are supplied with this SAI. An annual report for Advisor Freedom 2045 and Advisor Freedom 2050 will be available once the fund has completed its first annual period.

To obtain a free additional copy of a prospectus or SAI, dated May 30, 2006, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

AFF/AFFI-ptb-0506
1.777736.105

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of an Advisor Freedom Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Advisor Freedom Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Advisor Freedom Fund's investment policies and limitations.

An Advisor Freedom Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental limitations discussed above:

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the Advisor Freedom Funds may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting an Advisor Freedom Fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

In accordance with each Advisor Freedom Fund's investment program as set forth in the prospectus, an Advisor Freedom Fund may invest more than 25% of its assets in any one underlying Fidelity fund. While each Advisor Freedom Fund does not intend to concentrate its investments in a particular industry, an Advisor Freedom Fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity funds. Each of the underlying Fidelity funds (other than Fidelity® Cash Reserves) will not concentrate more than 25% of its total assets in any one industry. As described in the prospectus, Fidelity Cash Reserves will invest more than 25% of its total assets in the financial services industry.

Investment Practices of the Advisor Freedom Funds

The following pages contain more detailed information about types of instruments in which an Advisor Freedom Fund may invest, strategies Strategic Advisers®, Inc. (Strategic Advisers) may employ in pursuit of an Advisor Freedom Fund's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an Advisor Freedom Fund achieve its goal.

Borrowing. Each Advisor Freedom Fund may borrow from banks or from other funds advised by Fidelity Management & Research Company (FMR) or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital. Certain Fidelity funds are permitted to invest their assets allocated to debt in a central fund. Such an investment allows a fund to obtain the benefits of a fully diversified bond portfolio regardless of the amount of assets the fund invests in debt.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®), and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Limitations on Futures and Options Transactions. The trust, on behalf of each Advisor Freedom Fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Advisor Freedom Fund's operation. Accordingly, each Advisor Freedom Fund is not subject to registration or regulation as a CPO.

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Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR, on behalf of Strategic Advisers, determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The Advisor Freedom Funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The Advisor Freedom Funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by Strategic Advisers to be in good standing and when, in Strategic Advisers' judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, Strategic Advisers may rely on FMR's or its affiliates' evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies. Advisor Freedom Funds reserve the right to invest without limitation in Cash Reserves for temporary, defensive purposes.

The following paragraph restates fundamental policies previously disclosed in the above descriptions of security types and investment practices.

Investment Practices of the Underlying Fidelity Funds

The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR or Geode Capital Management, LLC (Geode), as applicable, may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR or Geode, as applicable, may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an underlying Fidelity fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital. Certain Fidelity funds are permitted to invest their assets allocated to debt in a central fund. Such an investment allows a fund to obtain the benefits of a fully diversified bond portfolio regardless of the amount of assets the fund invests in debt.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. The high income CIPs seek a high level of income, and may also seek capital appreciation. The investment-grade CIPs seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment would allow a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Companies "Principally Engaged" in the Real Estate Industry. FMR considers a company to be principally engaged in the real estate industry if at least 50% of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Floating Rate Loans and Other Debt Securities. Floating rate loans consist generally of obligations of companies or other entities (collectively, "borrowers") incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower's demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

From time to time FMR and its affiliates may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fidelity fund or acquire floating rate loans from a Fidelity fund, or may be intermediate participants with respect to floating rate loans owned by a Fidelity fund. These banks also may act as agents for floating rate loans that a Fidelity fund owns.

The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

Agents. Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the "agent") for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Participation Interests. Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser's rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a fund and the borrower, if the participation interest does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Maturity. Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

Floating Rate Loan Trading. Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

Supply of Floating Rate Loans. The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

Restrictive Covenants. A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Fees. Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

Other Types of Floating Rate Debt Securities. Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, or commodities or commodities indices, some are based on indices of securities prices, such as the S&P 500, and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month LIBOR rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures, Options, and Swap Transactions. Each trust, on behalf of each equity and bond fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator"(CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each equity and bond fund is not subject to registration or regulation as a CPO.

Advisor Government Investment, Advisor Intermediate Bond, Advisor Short-Fixed Income, and Fidelity Strategic Real Return Fund will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

Advisor Diversified International, Advisor Dividend Growth, Advisor Equity Growth, Advisor Equity Income, Advisor Growth & Income, Advisor Large Cap, Advisor Mid Cap, Advisor Overseas, and Advisor Small Cap will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Advisor High Income Advantage will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Advisor Government Investment further limits its options and futures investments to options and futures contracts relating to U.S. Government securities.

The above limitations on the funds' (other than the money market fund's) investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, commodities indices, precious metals or other commodities, inflation measures, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument, statistic, or measure.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones A&G Commodity Index.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity, or other instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, the U.S. Treasury, and certain other U.S. Government agencies. In calculating a fund's dividends, index-based adjustments may be considered income.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's Investors Service, S&P, Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a NRSRO by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including FBS LLC. FBS LLC is a member of the NYSE and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" (Advisor Dividend Growth, Advisor Equity Growth, Advisor Equity Income, Advisor Large Cap, Advisor Mid Cap, Advisor Small Cap, Advisor Diversified International, Advisor Overseas, and Fidelity Cash Reserves) are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales (Advisor Growth & Income, Advisor High Income Advantage, and Fidelity Strategic Real Return Fund). Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies. Each of Advisor Diversified International, Advisor Dividend Growth, Advisor Equity Growth, Advisor Equity Income, Advisor Growth & Income, Advisor Large Cap, Advisor Mid Cap, Advisor Overseas, and Advisor Small Cap reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Each of Advisor Intermediate Bond, Advisor Government Investment, Advisor Short Fixed-Income, and Fidelity Strategic Real Return Fund reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Advisor High Income Advantage reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

The following pages contain detailed information about special considerations of underlying international Fidelity funds, in which certain Advisor Freedom Funds may invest.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. The Supreme Court of Canada decided in August 1998 that if there was a "clear answer" to a "clear question" in a referendum, then the federal government would be obliged to negotiate with Quebec.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement will likely make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, will likely change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of 25 European countries, known as member states. A key activity of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (EMU)) is the euro, which is in use in 12 of the 25 member states. In addition to adopting a single currency, member countries no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the new European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Twelve disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment is historically high and could pose political risk. One or more member countries might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further eastward expansion has long-term economic benefits, but the remaining European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge eastward, the candidate countries' accessions tend to grow more controversial. For example, some member states, especially Austria, repudiate Turkey joining the EU, and the possible economic, immigration, and cultural implications that may bring. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, in the United Kingdom, currently holding the EU presidency, one poll suggested that around 75% of the population is indifferent or opposed to the EU. However, other countries are more in favor of European integration.

At the same time, there could become an increasingly widening gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU. Realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which will affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. The EU has the largest economy in the world according to the International Monetary Fund. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU set itself an objective under the Lisbon Strategy to make the EU "the world's most dynamic and competitive economy" by the year 2010, but it is now generally accepted that this target will not be met. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the currency and the accompanying coordination of fiscal and wage policy among the 12 EMU member nations. According to the Maastricht treaty, member countries must maintain inflation below 3.3%, public debt below 60% of GDP, and a deficit of 3% or less of GDP to qualify for participation in the euro. These requirements severely limit member countries' ability to implement monetary policy to address regional economic conditions. Countries that did not qualify for the euro risk being left farther behind.

Currency. Investing in euro-denominated securities entails risk of being exposed to a new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the EU. This had been the case in years 1999 through 2002, when the initial exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns in the region. In addition, many European countries rely heavily upon export dependent businesses and any strength in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

The economies of the Eastern European nations are embarking on the transition from communism to market economics at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to political, economic, and currency events in Russia and have recently suffered heavy losses as a result of their trading and investment links to the troubled Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades overall real economic growth had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004, growth improved and the lingering fears of deflation in prices and economic activity lessened. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the EU.

Korea. Since 1997, Korea's robust economy has been buffeted by a financial crisis marked by significant capital outflows, sharp depreciation of the won, and severe distress in the corporate and financial sectors. The severe disruption and loss of confidence because of the crisis, however, led to Korea's worst recession in over three decades. The nation's economic difficulties were a direct result of Asia's economic and currency crisis and the way Korea conducts its business at home and abroad. While steps have been initiated to remedy many of the causes of Korea's recent economic problems, their successful implementation is not assured. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. Keys to future growth remain internal reform, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 missing and nearly 441,000 displaced, and destroyed $4.5 to $5.0 billion worth of property.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

Argentina's recent bankruptcy and the spreading financial turmoil in its neighboring countries are just the latest chapters in Latin America's long history of foreign debt and default. Almost all of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the stock market.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: i) less social, political, and economic stability; ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; vi) capital gains may be subject to local taxation, including on a retroactive basis; vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; ix) bankruptcy judgments may only be permitted to be paid in the local currency; x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed under the old Soviet Union.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other recent government actions, foreign investors face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each Advisor Freedom Fund by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each Advisor Freedom Fund's management contract. An Advisor Freedom Fund will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities.

Strategic Advisers may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If selecting brokers or dealers (including affiliates of Strategic Advisers), Strategic Advisers generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; and the provision of additional brokerage and research products and services, if applicable.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.

Securities may be purchased from underwriters at prices that include underwriting fees.

Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive compensation for their services.

The Advisor Freedom Funds may execute portfolio transactions with brokers or dealers (who are not affiliates of Strategic Advisers) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced Strategic Advisers' normal research activities in providing investment advice to the funds. Strategic Advisers' expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services Strategic Advisers may receive from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, Strategic Advisers may request a broker or dealer to provide a specific proprietary or third-party product or service. While Strategic Advisers may take into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.

Brokers or dealers that execute transactions for a fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher compensation, Strategic Advisers will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or Strategic Advisers' overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist Strategic Advisers or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

Strategic Advisers may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS), provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. Strategic Advisers does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as "soft dollars." Strategic Advisers trades with its affiliated brokers on an execution-only basis.

The Trustees of each fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Advisor Freedom Funds, respectively, and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended March 31, 2006 and March 31, 2005, the portfolio turnover rates for each fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) are presented in the table below.

Turnover Rates	2006	2005
Advisor Freedom Income	 21%	 18%
Advisor Freedom 2005	 34%	 24%
Advisor Freedom 2010	 7%	 5%
Advisor Freedom 2015	 4%	 3%
Advisor Freedom 2020	 6%	 1%
Advisor Freedom 2025	 5%	 10%
Advisor Freedom 2030	 4%	 2%
Advisor Freedom 2035	 4%	 5%
Advisor Freedom 2040	 4%	 3%

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions.

For the fiscal years ended March 31, 2005, and March 31, 2006, each fund paid no brokerage commissions.

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For the fiscal year ended March 31, 2006, each fund paid no brokerage commissions to firms for providing research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the Advisor Freedom Funds of some portion of the compensation paid by the funds on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to participate, or continue to participate, in the commission recapture program.

Although the Trustees and officers of each Advisor Freedom Fund are substantially the same as those of other funds managed by Strategic Advisers or its affiliates, investment decisions for each Advisor Freedom Fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining Strategic Advisers as investment adviser to each Advisor Freedom Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The assets of each Advisor Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs.

Valuation of Underlying Fidelity Funds

Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

All Classes

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each Advisor Freedom Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that each Advisor Freedom Fund's income is derived from qualifying dividends or from the qualifying portion of dividends from an underlying Fidelity fund. A percentage of dividends distributed to individual shareholders may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). For each Advisor Freedom Fund and for those underlying Fidelity funds that may earn other types of income that do not qualify for the dividends-received deduction available to corporate shareholders or the long-term capital gains tax rates available to individuals, such as interest, short-term capital gains (including short-term capital gains distributed by an underlying Fidelity fund as a dividend as well as short-term capital gains earned on the sale of underlying Fidelity fund shares or other securities), and non-qualifying dividends, the percentage of fund dividends that qualifies for the deduction generally will be less than 100%. A portion of each Advisor Freedom Fund's dividends derived from certain U.S. Government securities, including the portion of dividends from an underlying Fidelity fund derived from certain U.S. Government securities, and securities of certain other investment companies may be exempt from state and local taxation.

Capital Gain Distributions. Each Advisor Freedom Fund's long-term capital gain distributions, including amounts attributable to an underlying Fidelity fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

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Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Tax Status of the Funds. Each Advisor Freedom Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Advisor Freedom Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

10 to 15 years after an Advisor Freedom Fund with a target retirement date reaches its target retirement year, its asset allocation target is expected to match Advisor Freedom Income Fund's asset allocation target. It is expected that at such time the assets of the Advisor Freedom Fund with a target retirement date will be combined with the assets of Advisor Freedom Income Fund. The Trustees reserve the right to engage in such transactions in the best interests of the funds, taking into account then existing laws and regulations. The trust's Trust Instrument empowers the Trustees to take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of an Advisor Freedom Fund with a target retirement date.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Advisor Freedom Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether an Advisor Freedom Fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 330 funds advised by FMR or an affiliate. Mr. McCoy oversees 332 funds advised by FMR or an affiliate. Mr. Gamper oversees 262 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate) and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Boyce I. Greer (50)

Year of Election or Appointment: 2005 or 2006

Vice President of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), and a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Ren Y. Cheng (49)

Year of Election or Appointment: 2003 or 2006

Vice President of Advisor Freedom Income (2003-present), Advisor Freedom 2005 (2003-present), Advisor Freedom 2010 (2003-present), Advisor Freedom 2015 (2003-present), Advisor Freedom 2020 (2003-present), Advisor Freedom 2025 (2003-present), Advisor Freedom 2030 (2003-present), Advisor Freedom 2035 (2003-present), Advisor Freedom 2040 (2003-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers Inc., including the Fidelity Freedom Funds®. Prior to assuming his current responsibilities, Mr. Cheng worked as a portfolio manager. Mr. Cheng also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Eric D. Roiter (57)

Year of Election or Appointment: 2003 or 2006

Secretary of Advisor Freedom Income (2003-present), Advisor Freedom 2005 (2003-present), Advisor Freedom 2010 (2003-present), Advisor Freedom 2015 (2003-present), Advisor Freedom 2020 (2003-present), Advisor Freedom 2025 (2003-present), Advisor Freedom 2030 (2003-present), Advisor Freedom 2035 (2003-present), Advisor Freedom 2040 (2003-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003 or 2006

Assistant Secretary of Advisor Freedom Income (2003-present), Advisor Freedom 2005 (2003-present), Advisor Freedom 2010 (2003-present), Advisor Freedom 2015 (2003-present), Advisor Freedom 2020 (2003-present), Advisor Freedom 2025 (2003-present), Advisor Freedom 2030 (2003-present), Advisor Freedom 2035 (2003-present), Advisor Freedom 2040 (2003-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004 or 2006

President and Treasurer of Advisor Freedom Income (2004-present), Advisor Freedom 2005 (2004-present), Advisor Freedom 2010 (2004-present), Advisor Freedom 2015 (2004-present), Advisor Freedom 2020 (2004-present), Advisor Freedom 2025 (2004-present), Advisor Freedom 2030 (2004-present), Advisor Freedom 2035 (2004-present), Advisor Freedom 2040 (2004-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005 or 2006

Chief Financial Officer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005-present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004 or 2006

Chief Compliance Officer of Advisor Freedom Income (2004-present), Advisor Freedom 2005 (2004-present), Advisor Freedom 2010 (2004-present), Advisor Freedom 2015 (2004-present), Advisor Freedom 2020 (2004-present), Advisor Freedom 2025 (2004-present), Advisor Freedom 2030 (2004-present), Advisor Freedom 2035 (2004-present), Advisor Freedom 2040 (2004-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004 or 2006

Deputy Treasurer of Advisor Freedom Income (2004-present), Advisor Freedom 2005 (2004-present), Advisor Freedom 2010 (2004-present), Advisor Freedom 2015 (2004-present), Advisor Freedom 2020 (2004-present), Advisor Freedom 2025 (2004-present), Advisor Freedom 2030 (2004-present), Advisor Freedom 2035 (2004-present), Advisor Freedom 2040 (2004-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005 or 2006

Deputy Treasurer ofAdvisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)

Year of Election or Appointment: 2003 or 2006

Assistant Treasurer of Advisor Freedom Income (2003-present), Advisor Freedom 2005 (2003-present), Advisor Freedom 2010 (2003-present), Advisor Freedom 2015 (2003-present), Advisor Freedom 2020 (2003-present), Advisor Freedom 2025 (2003-present), Advisor Freedom 2030 (2003-present), Advisor Freedom 2035 (2003-present), Advisor Freedom 2040 (2003-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004 or 2006

Assistant Treasurer of Advisor Freedom Income (2004-present), Advisor Freedom 2005 (2004-present), Advisor Freedom 2010 (2004-present), Advisor Freedom 2015 (2004-present), Advisor Freedom 2020 (2004-present), Advisor Freedom 2025 (2004-present), Advisor Freedom 2030 (2004-present), Advisor Freedom 2035 (2004-present), Advisor Freedom 2040 (2004-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2003 or 2006

Assistant Treasurer of Advisor Freedom Income (2003-present), Advisor Freedom 2005 (2003-present), Advisor Freedom 2010 (2003-present), Advisor Freedom 2015 (2003-present), Advisor Freedom 2020 (2003-present), Advisor Freedom 2025 (2003-present), Advisor Freedom 2030 (2003-present), Advisor Freedom 2035 (2003-present), Advisor Freedom 2040 (2003-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005 or 2006

Assistant Treasurer of Advisor Freedom Income (2005-present), Advisor Freedom 2005 (2005-present), Advisor Freedom 2010 (2005-present), Advisor Freedom 2015 (2005-present), Advisor Freedom 2020 (2005-present), Advisor Freedom 2025 (2005-present), Advisor Freedom 2030 (2005-present), Advisor Freedom 2035 (2005-present), Advisor Freedom 2040 (2005-present), Advisor Freedom 2045 (2006-present), and Advisor Freedom 2050 (2006-present). Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended March 31, 2006, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee provides oversight regarding the investment policies relating to, and Fidelity funds' investment in, non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended March 31, 2006, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Lautenbach (Chair), Gamper, and Stavropoulos), the Fixed-Income, International, and Special Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small), and the Select and Asset Allocation Committee (composed of Mr. Wolfe (Chair), Dr. Heilmeier, and Mr. McCoy). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. Prior to July 2005, the Fixed-Income, International, and Special Committee was known as the Fixed-Income and International Committee, and the Select and Asset Allocation Committee was known as the Select and Special Committee. During the fiscal year ended March 31, 2006, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 12 meetings, and the Select and Asset Allocation Committee held nine meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Lautenbach (Chair), Dirks, Gamper, Stavropoulos, and Wolfe) and the Fixed-Income Contract Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended March 31, 2006, each Fund Contract Committee held four meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Stavropoulos (Chair), Dirks, and Lautenbach, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended March 31, 2006, the Shareholder, Distribution and Brokerage Committee held 11 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Mr. Gamper, Dr. Heilmeier, and Messrs. McCoy and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended March 31, 2006, the committee held 13 meetings.

The Governance and Nominating Committee is composed of Dr. Gates (Chair) and Messrs. Lautenbach and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended March 31, 2006, the committee held 12 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Lautenbach and Stavropoulos) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended March 31, 2006, the committee held 14 meetings.

The Proxy Voting Committee is composed of Dr. Heilmeier (Chair), Mr. Lautenbach, and Ms. Small. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. The Board of Trustees established the Proxy Voting Committee in January 2006. During the fiscal year ended March 31, 2006, the committee held one meeting.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2005.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Stephen P. Jonas	Robert L. Reynolds
Advisor Freedom Income	none	none	none
Advisor Freedom 2005	none	none	none
Advisor Freedom 2010	none	none	none
Advisor Freedom 2015	none	none	none
Advisor Freedom 2020	none	none	none
Advisor Freedom 2025	none	none	none
Advisor Freedom 2030	none	none	none
Advisor Freedom 2035	none	none	none
Advisor Freedom 2040	none	none	none
Advisor Freedom 2045	none	none	none
Advisor Freedom 2050	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper	Robert M. Gates	George H. Heilmeier	Marie L. Knowles
Advisor Freedom Income	none	none	none	none	none
Advisor Freedom 2005	none	none	none	none	none
Advisor Freedom 2010	none	none	none	none	none
Advisor Freedom 2015	none	none	none	none	none
Advisor Freedom 2020	none	none	none	none	none
Advisor Freedom 2025	none	none	none	none	none
Advisor Freedom 2030	none	none	none	none	none
Advisor Freedom 2035	none	none	none	none	none
Advisor Freedom 2040	none	none	none	none	none
Advisor Freedom 2045	none	none	none	none	none
Advisor Freedom 2050	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
Advisor Freedom Income	none	none	none	none	none
Advisor Freedom 2005	none	none	none	none	none
Advisor Freedom 2010	none	none	none	none	none
Advisor Freedom 2015	none	none	none	none	none
Advisor Freedom 2020	none	none	none	none	none
Advisor Freedom 2025	none	none	none	none	none
Advisor Freedom 2030	none	none	none	none	none
Advisor Freedom 2035	none	none	none	none	none
Advisor Freedom 2040	none	none	none	none	none
Advisor Freedom 2045	none	none	none	none	none
Advisor Freedom 2050	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended March 31, 2006, fiscal year ended March 31, 2007, or calendar year ended December 31, 2005, as applicable.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks[2]	Albert R. Gamper, Jr.[3]	Robert M. Gates	George H. Heilmeier	James H. Keyes[4]	Marie L. Knowles
Advisor Freedom Income	$ 22	$ 18	$ 24	$ 22	$ 2	$ 24
Advisor Freedom 2005	$ 11	$ 9	$ 12	$ 11	$ 1	$ 12
Advisor Freedom 2010	$ 100	$ 82	$ 106	$ 98	$ 9	$ 106
Advisor Freedom 2015	$ 78	$ 65	$ 83	$ 76	$ 8	$ 83
Advisor Freedom 2020	$ 186	$ 153	$ 198	$ 183	$ 18	$ 198
Advisor Freedom 2025	$ 60	$ 51	$ 64	$ 59	$ 6	$ 64
Advisor Freedom 2030	$ 103	$ 85	$ 110	$ 101	$ 10	$ 110
Advisor Freedom 2035	$ 25	$ 21	$ 27	$ 25	$ 3	$ 27
Advisor Freedom 2040	$ 79	$ 66	$ 84	$ 77	$ 8	$ 84
Advisor Freedom 2045+	$ 13	$ 13	$ 17	$ 13	$ 13	$ 15
Advisor Freedom 2050+	$ 29	$ 29	$ 37	$ 29	$ 29	$ 31
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 378,500	$ 203,250	$ 373,000	$ 373,000	$ 0	$ 399,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Marvin L. Mann[5]	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe[6]
Advisor Freedom Income	$ 22	$ 23	$ 22	$ 22	$ 22	$ 22
Advisor Freedom 2005	$ 11	$ 11	$ 11	$ 11	$ 11	$ 11
Advisor Freedom 2010	$ 100	$ 97	$ 98	$ 100	$ 99	$ 97
Advisor Freedom 2015	$ 78	$ 72	$ 77	$ 78	$ 77	$ 76
Advisor Freedom 2020	$ 186	$ 178	$ 183	$ 186	$ 185	$ 181
Advisor Freedom 2025	$ 60	$ 56	$ 59	$ 60	$ 60	$ 58
Advisor Freedom 2030	$ 103	$ 98	$ 102	$ 103	$ 102	$ 100
Advisor Freedom 2035	$ 25	$ 23	$ 25	$ 25	$ 25	$ 25
Advisor Freedom 2040	$ 79	$ 74	$ 78	$ 79	$ 78	$ 77
Advisor Freedom 2045+	$ 13	$ 0	$ 13	$ 13	$ 13	$ 13
Advisor Freedom 2050+	$ 29	$ 0	$ 29	$ 29	$ 29	$ 29
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 373,000	$ 502,500	$ 415,500B	$ 378,500	$ 379,000	$ 370,000

1 Edward C. Johnson 3d, Stephen P. Jonas, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 During the period from July 1, 2004, through May 10, 2005, Mr. Dirks served as a Member of the Advisory Board. Effective May 11, 2005, Mr. Dirks serves as a Member of the Board of Trustees.

3 During the period from June 1, 2005 through December 31, 2005, Mr. Gamper served as a Member of the Advisory Board. Effective January 1, 2006, Mr. Gamper serves as a Member of the Board of Trustees.

4 Effective March 1, 2006, Mr. Keyes serves as a Member of the Advisory Board.

5 Mr. Mann served on the Board of Trustees through December 31, 2005.

6 During the period from October 1, 2004 through May 10, 2005, Mr. Wolfe served as a Member of the Advisory Board. Effective May 11, 2005, Mr. Wolfe serves as a Member of the Board of Trustees.

+ Estimated for the fund's first full year.

A Information is for the calendar year ended December 31, 2005 for 328 funds of 58 trusts in the fund complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2005, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Robert M. Gates, $148,500; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $148,500; Marvin L. Mann, $198,500; William O. McCoy, $148,500;Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $48,134; and William O. McCoy, $93,634.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2005, Mr. McCoy voluntarily elected to defer $45,500.



Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Independent Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Independent Trustee or to pay any particular level of compensation to the Independent Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of the public offering of shares of Advisor Freedom 2045 and Advisor Freedom 2050, 100% of each of Advisor Freedom 2045's and Advisor Freedom 2050's total outstanding shares was held by FMR or an FMR affiliate. FMR Corp. is the ultimate parent company of FMR and these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares.

As of March 31, 2006, approximately 2.42% of Advisor Freedom 2005's, and approximately 2.25% of Advisor Freedom 2015's total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of FMR and these FMR affiliate. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of Advisor Freedom 2005's and Advisor Freedom 2015's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of March 31, 2006, the following owned of record 5% or more of each class's outstanding shares:

Advisor Freedom Income: Class A: First Command Financial Planning, Inc., Fort Worth, TX (15.32%); Ameriprise Financial Corporation, Minneapolis, MN (11.11%); Nationwide Financial, Columbus, OH (9.59%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (6.18%).

Advisor Freedom Income: Class T: Westport Financial Services, LLC., Danbury, CT (11.28%); Morgan Stanley DW, Jersey City, NJ (8.58%); Citigroup, Inc., New York, NY (5.94%); Commonwealth Financial Network, Waltham, MA (5.21%).

Advisor Freedom Income: Class B: BankAmerica Corp. Charlotte, NC (11.64%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (7.34%); Stern Agee Leech, Birmingham, AL 7.01%; Ameriprise Financial Corporation, Minneapolis, MN (6.64%); Jackson National, Santa Monica, CA (5.86%).

Advisor Freedom Income: Class C: Ameriprise Financial Corporation, Omaha, NE (13.25%); Investors Capital Corp., Lynnfield, MA (9.56%); Merrill Lynch, Jacksonville, FL (9.49%); Ameriprise Financial Corporation, Minneapolis, MN (7.55%).

Advisor Freedom Income: Institutional Class: Fidelity Distributors Corp, Boston, MA (19.79%); Sammons Security Company, LLC, Ann Arbor, MI (14.27%); First Midwest Bancorp, Joliet, IL (13.76%); State Street Bank, North Quincy, MA (10.94%); Merrill Lynch, Jacksonville, FL (10.01%); NBC Securities, Inc., Memphis, TN (7.73%); Wells Fargo Bank, Minneapolis, MN (5.34%).

Advisor Freedom 2005: Class A: Nationwide Financial, Columbus, OH (21.72%); First Command Financial Planning Inc., Fort Worth, TX (12.33%); Ameriprise Financial Corporation, Minneapolis, MN (11.12%); Citigroup, Inc., New York, NY (6.13%).

Advisor Freedom 2005: Class T: Morgan Stanley DW, Jersey City, NJ (9.45%); Symetra, Bellevue, WA (9.27%); Citigroup, Inc., New York, NY (6.55%).

Advisor Freedom 2005: Class B: ING, El Segundo, CA (8.03%); Ameriprise Financial Corporation, Minneapolis, MN (7.00%); Fidelity Distributors Corp, Boston, MA (6.07%); AIG, New York, NY (5.72%).

Advisor Freedom 2005: Class C: Ameriprise Financial Corporation, Omaha, NE (11.22%); Merrill Lynch, Jacksonville, FL (10.99%); Wells Fargo Bank, Minneapolis, MN (6.71%); Ameriprise Financial Corporation, Minneapolis, MN (5.81%).

Advisor Freedom 2005: Institutional Class: Fidelity Distributors Corp, Boston, MA (17.32%); LPL Financial Services, Inc., San Diego, CA (16.65%); ValMark Securities, Inc., Akron, OH (12.95%); Fidelity Investments Institutional Services Co., Boston, MA (10.26%); BankAmerica Corp., San Francisco, CA (10.12%); State Street Bank, North Quincy, MA (8.79%); Sammons Security Company, LLC, Ann Arbor, MI (6.96%); Commonwealth Financial Network, Waltham, MA (6.35%); Old National Bancorp, Evansville, IN (5.69%).

Advisor Freedom 2010: Class A: Reliance Trust Co., Atlanta, GA (12.84%); First Command Financial Planning Inc., Fort Worth, TX (12.34%); Nationwide Financial, Columbus, OH (10.64%); Ameriprise Financial Corporation, Minneapolis, MN (8.07%).

Advisor Freedom 2010: Class T: Morgan Stanley DW, Jersey City, NJ (9.65%); Citigroup, Inc., New York, NY (6.15%); Merrill Lynch, Jacksonville, FL (5.31%).

Advisor Freedom 2010: Class B: BankAmerica Corp., Charlotte, NC (9.64%); Ameriprise Financial Corporation, Minneapolis, MN (9.41%); Stern Agee Leech, Birmingham, AL (7.18%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (5.70%); Merrill Lynch, Jacksonville, FL (5.05%).

Advisor Freedom 2010: Class C: Ameriprise Financial Corporation, Minneapolis, MN (7.78%); Merrill Lynch, Jacksonville, FL (7.71%); Ameriprise Financial Corporation, Omaha, NE (5.08%).

Advisor Freedom 2010: Institutional Class: ING, El Segundo, CA (18.17%); State Street Bank, North Quincy, MA (12.66%); JP Morgan Chase, Newark, DE (11.29%); Southwest Bancorp, Houston, TX (10.97%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (9.81%); Capfinancial Partners, LLC., Raleigh, NC (7.01%).

Advisor Freedom 2015: Class A: First Command Financial Planning Inc., Fort Worth, TX (17.81%); Nationwide Financial, Columbus, OH (14.42%); Ameriprise Financial Corporation, Minneapolis, MN (8.28%); Northern Trust Corporation, Chicago, IL (6.91%).

Advisor Freedom 2015: Class T: Citigroup, Inc., New York, NY (6.83%).

Advisor Freedom 2015: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (10.52%); Ameriprise Financial Corporation, Minneapolis, MN (9.13%); BankAmerica Corp., Charlotte, NC (8.16%); Citizens Financial Group, Inc., Providence, RI (5.06%).

Advisor Freedom 2015: Class C: Merrill Lynch, Jacksonville, FL (9.78%); Morgan Stanley DW, Jersey City, NJ (7.36%); Ameriprise Financial Corporation, Minneapolis, MN (6.79%); Ameriprise Financial Corporation, Omaha, NE (6.08%); Citigroup, Inc., New York, NY (5.11%).

Advisor Freedom 2015: Institutional Class: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (46.64%); Fidelity Investments Institutional Services Co., Boston, MA (27.33%).

Advisor Freedom 2020: Class A: Reliance Trust Co., Atlanta, GA (15.65%); First Command Financial Planning Inc., Fort Worth, TX (12.22%); Nationwide Financial, Columbus, OH (9.42%); Ameriprise Financial Corporation, Minneapolis, MN (6.75%).

Advisor Freedom 2020: Class T: Citigroup, Inc., New York, NY (7.50%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (5.44%).

Advisor Freedom 2020: Class B: BankAmerica Corp., Charlotte, NC (19.17%); Ameriprise Financial Corporation, Minneapolis, MN (8.31%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (6.14%).

Advisor Freedom 2020: Class C: Merrill Lynch, Jacksonville, FL (10.35%); Ameriprise Financial Corporation, Minneapolis, MN (5.21%).

Advisor Freedom 2020: Institutional Class: JP Morgan Chase, New York, NY (14.65%); Southwest Bancorp, Houston, TX (9.97%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (8.05%); JP Morgan Chase, Newark, DE (7.61%); ING, El Segundo, CA (7.61%); State Street Bank, North Quincy, MA (6.93%); Merrill Merchants Bank, Bangor, ME (6.16%); NBC Securities, Inc., Memphis, TN (5.79%).

Advisor Freedom 2025: Class A: UBS AG, Jersey City, NJ (25.67%); First Command Financial Planning Inc., Fort Worth, TX (15.33%); Nationwide Financial, Columbus, OH (12.20%); Ameriprise Financial Corporation, Minneapolis, MN (5.59%).

Advisor Freedom 2025: Class T: Citigroup, Inc., New York, NY (7.72%); Northern Trust Corporation, Chicago, IL (6.54%).

Advisor Freedom 2025: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (10.24%); Ameriprise Financial Corporation, Minneapolis, MN (9.02%); BankAmerica Corp., Charlotte, NC (8.89%).

Advisor Freedom 2025: Class C: Merrill Lynch, Jacksonville, FL (10.17%); Morgan Stanley DW, Jersey City, NJ (7.17%); LPL Financial Services, Inc., San Diego, CA (5.55%); Ameriprise Financial Corporation, Minneapolis, MN (5.31%).

Advisor Freedom 2025: Institutional Class: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (32.07%); State Street Bank, North Quincy, MA (27.23%); BankAmerica Corp., San Francisco, CA (5.98%); Sammons Security Company, LLC, Ann Arbor, MI (5.41%).

Advisor Freedom 2030: Class A: First Command Financial Planning Inc., Fort Worth, TX (15.34%); Nationwide Financial, Columbus, OH (11.34%); Reliance Trust Co., Atlanta, GA (9.98%); Ameriprise Financial Corporation, Minneapolis, MN (8.48%).

Advisor Freedom 2030: Class T: HSBC USA, Inc., Buffalo, NY (6.59%); Citigroup, Inc., New York, NY (6.48%); Citigroup, Inc., East Brunswick, NJ (5.13%).

Advisor Freedom 2030: Class B: BankAmerica Corp., Charlotte, NC (16.00%); Ameriprise Financial Corporation, Minneapolis, MN (8.92%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (7.40%).

Advisor Freedom 2030: Class C: Merrill Lynch, Jacksonville, FL (9.07%); RBC Dain Rauscher Corp., Minneapolis, MN (6.90%); LPL Financial Services, Inc., San Diego, CA (6.87%); Regions Financial Corporation, Gainesville, GA (5.98%); Citigroup, Inc., New York, NY (5.46%); Morgan Stanley DW, Jersey City, NJ (5.34%).

Advisor Freedom 2030: Institutional Class: JP Morgan Chase, Newark, DE (17.66%); Anderson & Strudwick, Incorporated, Richmond, VA (10.64%); Wilson Williams Financial Group, Dallas, TX (10.47%); State Street Bank, North Quincy, MA (10.22%); ING, El Segundo, CA (9.64%); Southwest Bancorp, Houston, TX (8.18%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (6.90%).

Advisor Freedom 2035: Class A: Nationwide Financial, Columbus, OH (18.80%); First Command Financial Planning Inc., Fort Worth, TX (15.18%); Ameriprise Financial Corporation, Minneapolis, MN (7.77%).

Advisor Freedom 2035: Class T: Citigroup, Inc., New York, NY (10.02%); Raymond James & Associates, Inc., Saint Petersburg, FL (6.73%); American United Life Insurance Company, Indianapolis, IN (6.52%).

Advisor Freedom 2035: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (17.94%); BankAmerica Corp., Charlotte, NC (8.91%); Ameriprise Financial Corporation, Minneapolis, MN (6.65%); Allstate Life Insurance Company, Lincoln, NE (5.39%).

Advisor Freedom 2035: Class C: LPL Financial Services, Inc., San Diego, CA (9.35%); Merrill Lynch, Jacksonville, FL (7.74%); Morgan Stanley DW, Jersey City, NJ (6.77%); Equity Services, Inc., Montpelier, VT (5.51%).

Advisor Freedom 2035: Institutional Class: State Street Bank, North Quincy, MA (27.15%); Fidelity Distributors Corp, Boston, MA (11.98%); BankAmerica Corp., San Francisco, CA (9.38%); NBC Securities, Inc., Memphis, TN (8.44%); Southwest Bancorp, Houston, TX (7.52%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (6.49%); Fidelity Investments Institutional Services Co., Boston, MA (6.29%); Anderson & Strudwick, Incorporated, Richmond, VA (5.16%).

Advisor Freedom 2040: Class A: First Command Financial Planning Inc., Fort Worth, TX (15.92%); Nationwide Financial, Columbus, OH (9.91%); Ameriprise Financial Corporation, Minneapolis, MN (9.22%); UBS AG, Jersey City, NJ (8.69%); Reliance Trust Co., Atlanta, GA (6.30%).

Advisor Freedom 2040: Class B: BankAmerica Corp., Charlotte, NC (11.68%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (11.57%); Ameriprise Financial Corporation, Minneapolis, MN (7.59%); Wells Fargo Bank, Minneapolis, MN (5.75%).

Advisor Freedom 2040: Class C: LPL Financial Services, Inc., San Diego, CA (7.68%); Ameriprise Financial Corporation, Omaha, NE (7.12%).

Advisor Freedom 2040: Institutional Class: JP Morgan Chase, Newark, DE (19.14%); ING, El Segundo, CA (17.50%); State Street Bank, North Quincy, MA (16.96%); Wilson Williams Financial Group, Dallas, TX (5.17%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (5.05%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Strategic Advisers. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, Strategic Advisers (the Investment Advisers), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each Advisor Freedom Fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

Strategic Advisers in turn has entered into administration agreements with FMR on behalf of each Advisor Freedom Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Advisor Freedom Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each Advisor Freedom Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each Advisor Freedom Fund or each class thereof, as applicable, with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each Advisor Freedom Fund's transfer agent agreement, the transfer agent bears these costs. In addition, FMR compensates all officers of each fund and all Trustees who are interested persons of the trust, Strategic Advisers, or FMR. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, pricing and bookkeeping services, and the cost of administration of each Advisor Freedom Fund's securities lending program.

Each Advisor Freedom Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

Management Fees. The Advisor Freedom Funds do not pay a management fee to Strategic Advisers. Prior to May 19, 2005, for the services of Strategic Advisers under each management contract, each Advisor Freedom Fund (other than Advisor Freedom 2045 and Advisor Freedom 2050, which had not yet commenced operations) paid Strategic Advisers a monthly management fee at the annual rate of 0.10% of its average net assets throughout the month. The management fee paid to Strategic Advisers by each Advisor Freedom Fund was reduced by an amount equal to the fees and expenses paid by each Advisor Freedom Fund to the Independent Trustees.

FMR receives no fee for its services under each administration agreement. Prior to May 19, 2005, for the services of FMR under each administration agreement, Strategic Advisers paid FMR a monthly administration fee equal to the monthly management fee received by Strategic Advisers from each Advisor Freedom Fund, minus an amount equal to an annual rate of 0.02% of each fund's average net assets throughout the month.

The following table shows the amount of management fees paid by each Advisor Freedom Fund (except Advisor Freedom 2045 and Advisor Freedom 2050) to Strategic Advisers for the past three fiscal years, and the amount of credits reducing management fees for each fund.

Fund	Fiscal Years Ended March 31	Amount of Credits Reducing Management Fees	Management Fees Paid to Strategic Advisers
Advisor Freedom Income**	2006+	$ 3	$ 4,883
	2005	$ 25	$ 46,677*
	2004	$ 32	$ 11,067*
Advisor Freedom 2005***	2006+	$ 4	$ 1,981
	2005	$ 0	$ 15,052*
	2004	$ 0	$ 975*
Advisor Freedom 2010**	2006+	$ 81	$ 19,560
	2005	$ 36	$ 156,388*
	2004	$ 109	$ 23,831*
Advisor Freedom 2015***	2006+	$ 13	$ 13,329
	2005	$ 2	$ 79,236*
	2004	$ 0	$ 2,662*
Advisor Freedom 2020**	2006+	$ 267	$ 34,940
	2005	$ 99	$ 284,340*
	2004	$ 82	$ 42,754*
Advisor Freedom 2025***	2006+	$ 4	$ 10,421
	2005	$ 3	$ 46,072*
	2004	$ 0	$ 1,516*
Advisor Freedom 2030**	2006+	$ 190	$ 19,176
	2005	$ 61	$ 145,552*
	2004	$ 214	$ 20,439*
Advisor Freedom 2035***	2006+	$ 17	$ 3,848
	2005	$ 1	$ 21,052*
	2004	$ 0	$ 950*
Advisor Freedom 2040**	2006+	$ 154	$ 13,998
	2005	$ 40	$ 91,040*
	2004	$ 9	$ 10,840*

* After reduction of fees and expenses paid by the fund to the Independent Trustees.

** Fund commenced operations on July 24, 2003.

*** Fund commenced operations on November 6, 2003.

+ As of May 1, 2005, the funds no longer pay management fees.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, shareholder charges, and extraordinary expenses), if any, which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

FMR voluntarily agreed to reimburse the classes if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The following tables show the periods of reimbursement and levels of expense limitations; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.

Fund	Periods of Expense Limitation		Aggregate Operating Expense Limitation	Fiscal Years Ended March 31
	From	To
Advisor Freedom Income - Class A*	May 1, 2005	March 31, 2006	 0.25%	2006
	April 1, 2005	April 30, 2005	 0.33%	2006
			 0.33%	2005
			 0.33%	2004
Advisor Freedom Income - Class T*	May 1, 2005	March 31, 2006	 0.50%	2006
	April 1, 2005	April 30, 2005	 0.58%	2006
			 0.58%	2005
			 0.58%	2004
Advisor Freedom Income - Class B*	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom Income - Class C*	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom Income - Institutional Class*	May 1, 2005	March 31, 2006	 0.00%	2006
	April 1, 2005	April 30, 2005	 0.08%	2006
			 0.08%	2005
			 0.08%	2004
Advisor Freedom 2005 - Class A**	May 1, 2005	March 31, 2006	 0.25%	2006
	April 1, 2005	April 30, 2005	 0.33%	2006
			 0.33%	2005
			 0.33%	2004
Advisor Freedom 2005 - Class T**	May 1, 2005	March 31, 2006	 0.50%	2006
	April 1, 2005	April 30, 2005	 0.58%	2006
			 0.58%	2005
			 0.58%	2004
Advisor Freedom 2005 - Class B**	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2005 - Class C**	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2005 - Institutional Class**	May 1, 2005	March 31, 2006	 0.00%	2006
	April 1, 2005	April 30, 2005	 0.08%	2006
			 0.08%	2005
			 0.08%	2004
Advisor Freedom 2010 - Class A*	May 1, 2005	March 31, 2006	 0.25%	2006
	April 1, 2005	April 30, 2005	 0.33%	2006
			 0.33%	2005
			 0.33%	2004
Advisor Freedom 2010 - Class T*	May 1, 2005	March 31, 2006	 0.50%	2006
	April 1, 2005	April 30, 2005	 0.58%	2006
			 0.58%	2005
			 0.58%	2004
Advisor Freedom 2010 - Class B*	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2010 - Class C*	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2010 - Institutional Class*	May 1, 2005	March 31, 2006	 0.00%	2006
	April 1, 2005	April 30, 2005	 0.08%	2006
			 0.08%	2005
			 0.08%	2004
Advisor Freedom 2015 - Class A**	May 1, 2005	March 31, 2006	 0.25%	2006
	April 1, 2005	April 30, 2005	 0.33%	2006
			 0.33%	2005
			 0.33%	2004
Advisor Freedom 2015 - Class T**	May 1, 2005	March 31, 2006	 0.50%	2006
	April 1, 2005	April 30, 2005	 0.58%	2006
			 0.58%	2005
			 0.58%	2004
Advisor Freedom 2015 - Class B**	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2015 - Class C**	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2015 - Institutional Class**	May 1, 2005	March 31, 2006	 0.00%	2006
	April 1, 2005	April 30, 2005	 0.08%	2006
			 0.08%	2005
			 0.08%	2004
Advisor Freedom 2020 - Class A*	May 1, 2005	March 31, 2006	 0.25%	2006
	April 1, 2005	April 30, 2005	 0.33%	2006
			 0.33%	2005
			 0.33%	2004
Advisor Freedom 2020 - Class T*	May 1, 2005	March 31, 2006	 0.50%	2006
	April 1, 2005	April 30, 2005	 0.58%	2006
			 0.58%	2005
			 0.58%	2004
Advisor Freedom 2020 - Class B*	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2020 - Class C*	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2020 - Institutional Class*	May 1, 2005	March 31, 2006	 0.00%	2006
	April 1, 2005	April 30, 2005	 0.08%	2006
			 0.08%	2005
			 0.08%	2004
Advisor Freedom 2025 - Class A**	May 1, 2005	March 31, 2006	 0.25%	2006
	April 1, 2005	April 30, 2005	 0.33%	2006
			 0.33%	2005
			 0.33%	2004
Advisor Freedom 2025 - Class T**	May 1, 2005	March 31, 2006	 0.50%	2006
	April 1, 2005	April 30, 2005	 0.58%	2006
			 0.58%	2005
			 0.58%	2004
Advisor Freedom 2025 - Class B**	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2006
Advisor Freedom 2025 - Class C**	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2005
			 1.08%	2005
			 1.08%	2006
Advisor Freedom 2025 - Institutional Class**	May 1, 2005	March 31, 2006	 0.00%	2006
	April 1, 2005	April 30, 2005	 0.08%	2006
			 0.08%	2005
			 0.08%	2004
Advisor Freedom 2030 - Class A*	May 1, 2005	March 31, 2006	 0.25%	2006
	April 1, 2005	April 30, 2005	 0.33%	2006
			 0.33%	2005
			 0.33%	2004
Advisor Freedom 2030 - Class T*	May 1, 2005	March 31, 2006	 0.50%	2006
	April 1, 2005	April 30, 2005	 0.58%	2006
			 0.58%	2005
			 0.58%	2004
Advisor Freedom 2030 - Class B*	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2030 - Class C*	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2030 - Institutional Class*	May 1, 2005	March 31, 2006	 0.00%	2006
	April 1, 2005	April 30, 2005	 0.08%	2006
			 0.08%	2005
			 0.08%	2004
Advisor Freedom 2035 - Class A**	May 1, 2005	March 31, 2006	 0.25%	2006
	April 1, 2005	April 30, 2005	 0.33%	2006
			 0.33%	2005
			 0.33%	2004
Advisor Freedom 2035 - Class T**	May 1, 2005	March 31, 2006	 0.50%	2006
	April 1, 2005	April 30, 2005	 0.58%	2006
			 0.58%	2005
			 0.58%	2004
Advisor Freedom 2035 - Class B**	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2035 - Class C**	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2035 - Institutional Class**	May 1, 2005	March 31, 2006	 0.00%	2006
	April 1, 2005	April 30, 2005	 0.08%	2006
			 0.08%	2004
			 0.08%	2005
Advisor Freedom 2040 - Class A*	May 1, 2005	March 31, 2006	 0.25%	2006
	April 1, 2005	April 30, 2005	 0.33%	2006
			 0.33%	2005
			 0.33%	2004
Advisor Freedom 2040 - Class T*	May 1, 2005	March 31, 2006	 0.50%	2006
	April 1, 2005	April 30, 2005	 0.58%	2006
			 0.58%	2005
			 0.58%	2004
Advisor Freedom 2040 - Class B*	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2040 - Class C*	May 1, 2005	March 31, 2006	 1.00%	2006
	April 1, 2005	April 30, 2005	 1.08%	2006
			 1.08%	2005
			 1.08%	2004
Advisor Freedom 2040 - Institutional Class*	May 1, 2005	March 31, 2006	 0.00%	2006
	April 1, 2005	April 30, 2005	 0.08%	2006
			 0.08%	2005
			 0.08%	2004

* Fund commenced operations on July 24, 2003.

** Fund commenced operations on November 6, 2003.

	Fiscal Years Ended March 31	Management Fee Before Reimbursement	Amount of Management Fee Reimbursement
Advisor Freedom Income**	2006+	$ 4,883	$ 989
	2005	$ 46,677*	$ 9,783
	2004	$ 11,067*	$ 2,685
Advisor Freedom 2005***	2006+	$ 1,981	$ 389
	2005	$ 15,052*	$ 3,412
	2004	$ 975*	$ 170
Advisor Freedom 2010**	2006+	$ 19,560	$ 3,948
	2005	$ 156,388*	$ 34,312
	2004	$ 23,831*	$ 5,663
Advisor Freedom 2015***	2006+	$ 13,329	$ 2,750
	2005	$ 79,236*	$ 18,237
	2004	$ 2,662*	$ 429
Advisor Freedom 2020**	2006+	$ 34,940	$ 7,081
	2005	$ 284,340*	$ 61,893
	2004	$ 42,754*	$ 10,257
Advisor Freedom 2025***	2006+	$ 10,421	$ 2,141
	2005	$ 46,072*	$ 10,960
	2004	$ 1,516*	$ 261
Advisor Freedom 2030**	2006+	$ 19,176	$ 3,875
	2005	$ 145,552*	$ 32,262
	2004	$ 20,439*	$ 4,776
Advisor Freedom 2035***	2006+	$ 3,848	$ 801
	2005	$ 21,052*	$ 5,042
	2004	$ 950*	$ 194
Advisor Freedom 2040**	2006+	$ 13,998	$ 2,895
	2005	$ 91,040*	$ 20,298
	2004	$ 10,840*	$ 2,305

* After reduction of fees and expenses paid by the fund to the Independent Trustees.

** Fund commenced operations on July 24, 2003.

*** Fund commenced operations on November 6, 2003.

+ As of May 1, 2005, the funds no longer pay management fees.

Ren Cheng and Jonathan Shelon are co-portfolio managers of the Advisor Freedom Funds and receive compensation for their services. As of March 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Cheng and Mr. Shelon are employees of Strategic Advisers, Inc., a subsidiary of FMR Corp. and an affiliate of FMR. Strategic Advisers, Inc. is the adviser to the Advisor Freedom Funds. Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of each Advisor Freedom Fund (based on the investment performance of its Institutional Class) is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk at the Advisor Freedom Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Cheng as of March 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	3	61
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 49,304	$ 145	$ 6,993
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Freedom Income ($71 (in millions) assets managed), Advisor Freedom 2005 ($43 (in millions) assets managed), Advisor Freedom 2010 ($373 (in millions) assets managed), Advisor Freedom 2015 ($349 (in millions) assets managed), Advisor Freedom 2020 ($734 (in millions) assets managed), Advisor Freedom 2025 ($264 (in millions) assets managed), Advisor Freedom 2030 ($433 (in millions) assets managed), Advisor Freedom 2035 ($125 (in millions) assets managed), Advisor Freedom 2040 ($348 (in millions) assets managed, Advisor Freedom 2045 ($0 in assets managed) and Advisor Freedom 2050 ($0 in assets managed). The net asset value of each fund reflects trades and other assets as of the close of the business day prior to each fund's fiscal year end. Advisor Freedom 2045 and Advisor Freedom 2050 are expected to commence operations on June 1, 2006.

The following table provides information relating to other accounts managed by Mr. Shelon as of March 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	19	none	70
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 49,195	none	$ 10,245
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Freedom Income ($71 (in millions) assets managed), Advisor Freedom 2005 ($43 (in millions) assets managed), Advisor Freedom 2010 ($373 (in millions) assets managed), Advisor Freedom 2015 ($349 (in millions) assets managed), Advisor Freedom 2020 ($734 (in millions) assets managed), Advisor Freedom 2025 ($264 (in millions) assets managed), Advisor Freedom 2030 ($433 (in millions) assets managed), Advisor Freedom 2035 ($125 (in millions) assets managed), Advisor Freedom 2040 ($348 (in millions) assets managed, Advisor Freedom 2045 ($0 in assets managed) and Advisor Freedom 2050 ($0 in assets managed). The net asset value of each fund reflects trades and other assets as of the close of the business day prior to each fund's fiscal year end. Advisor Freedom 2045 and Advisor Freedom 2050 are expected to commence operations on June 1, 2006.

The following table sets forth the dollar range of shares of the Advisor Freedom Funds beneficially owned by each portfolio manager as of March 31, 2006:

DOLLAR RANGE OF FUND SHARES OWNED AS OF MARCH 31, 2006:
	Advisor Freedom Income	Advisor Freedom 2005	Advisor Freedom 2010	Advisor Freedom 2015	Advisor Freedom 2020	Advisor Freedom 2025	Advisor Freedom 2030	Advisor Freedom 2035	Advisor Freedom 2040	Advisor Freedom 2045	Advisor Freedom 2050
Ren Cheng	none	none	none	none	none	none	none	none	none	none	none
Jonathan Shelon	none	none	none	none	none	none	none	none	none	none	none

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

B. Non-routine proposals will generally be voted in accordance with the guidelines.

 C. Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Proxy Committee or its designee.

D. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

E. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)

A. Large capitalization company - a company included in the Russell 1000 stock index.

B. Small capitalization company - a company not included in the Russell 1000 stock index.

C. Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

 D. Poison Pill Plan - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

E. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

F. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

G. Sunset provision - a condition in a charter or plan that specifies an expiration date.

H. Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority on the election of directors if:

1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

a. The poison pill includes a sunset provision of less than 5 years;

b. The poison pill is linked to a business strategy that will result in greater value for the shareholders; and

c. Shareholder approval is required to reinstate the poison pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.

 5. The company made a commitment to FMR to resolve an agenda item that was inconsistent with FMR's guidelines and management of the company has failed to act on that commitment.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote against shareholder proposals calling for a company to adopt a simple majority vote standard for the election of directors. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, the adoption of a simple majority vote standard appears reasonably likely to enhance shareholder returns and the board of directors has reasonable discretion to mitigate legal, regulatory, and operational risks if a nominee or incumbent director fails to receive a majority vote.

IV. Compensation

A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards)

FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

1. (a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

a. The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

b. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

3. The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

4. The granting of awards to non-employee directors is subject to management discretion.

5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4. The company's relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

V. Anti-Takeover Plans

FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:

A. The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.

B. The anti-takeover plan includes the following:

1. the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;

2. the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

3. shareholder approval is required to reinstate the anti-takeover plan upon expiration;

4. the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

5. the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

C. It is an anti-greenmail proposal that does not include other anti-takeover provisions.

D. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each Advisor Freedom Fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the following table.

		Sales Charge Revenue		CDSC Revenue
Fund	Fiscal Years Ended March 31	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Advisor Freedom Income - Class A*	2006	$ 55,431	$ 19,148	--	--
	2005	$ 65,956	$ 33,054	--	--
	2004	$ 32,661	$ 15,614	--	--
Advisor Freedom Income - Class T*	2006	$ 26,380	$ 6,026	--	--
	2005	$ 24,360	$ 8,122	--	--
	2004	$ 15,310	$ 5,012	--	--
Advisor Freedom Income - Class B*	2006	--	--	$ 15,880	$ 15,880
	2005	--	--	$ 19,099	$ 19,099
	2004	--	--	$ 9,135	$ 9,135
Advisor Freedom Income - Class C*	2006	--	--	$ 2,141	$ 2,141
	2005	--	--	$ 9,294	$ 9,294
	2004	--	--	--	--
Advisor Freedom 2005 - Class A**	2006	$ 80,622	$ 25,187	--	--
	2005	$ 69,238	$ 29,410	--	--
	2004	$ 11,717	$ 5,969	--	--
Advisor Freedom 2005 - Class T**	2006	$ 21,757	$ 6,041	--	--
	2005	$ 15,488	$ 6,435	$ 10	$ 10
	2004	$ 2,628	$ 1,616	--	--
Advisor Freedom 2005 - Class B**	2006	--	--	$ 5,814	$ 5,814
	2005	--	--	$ 5,468	$ 5,468
	2004	--	--	$ 400	$ 400
Advisor Freedom 2005 - Class C**	2006	--	--	$ 1,760	$ 1,760
	2005	--	--	$ 1,722	$ 1,722
	2004	--	--	$ 216	$ 216
Advisor Freedom 2010 - Class A*	2006	$ 330,103	$ 110,780	--	--
	2005	$ 435,091	$ 174,190	--	--
	2004	$ 182,579	$ 81,127	--	--
Advisor Freedom 2010 - Class T*	2006	$ 121,639	$ 28,156	$ 8	$ 8
	2005	$ 135,519	$ 35,693	$ 303	$ 303
	2004	$ 62,634	$ 20,792	$ 85	$ 85
Advisor Freedom 2010 - Class B*	2006	--	--	$ 88,191	$ 88,191
	2005	--	--	$ 69,043	$ 69,043
	2004	--	--	$ 14,478	$ 14,478
Advisor Freedom 2010 - Class C*	2006	--	--	$ 6,243	$ 6,243
	2005	--	--	$ 6,339	$ 6,339
	2004	--	--	$ 740	$ 740
Advisor Freedom 2015 - Class A**	2006	$ 492,530	$ 169,873	--	--
	2005	$ 473,460	$ 170,386	--	--
	2004	$ 52,954	$ 27,638	--	--
Advisor Freedom 2015 - Class T**	2006	$ 126,053	$ 33,228	$ 349	$ 349
	2005	$ 132,090	$ 38,350	--	--
	2004	$ 15,944	$ 6,243	--	--
Advisor Freedom 2015 - Class B**	2006	--	--	$ 43,281	$ 43,281
	2005	--	--	$ 25,092	$ 25,092
	2004	--	--	$ 58	$ 58
Advisor Freedom 2015 - Class C**	2006	--	--	$ 7,170	$ 7,170
	2005	--	--	$ 2,734	$ 2,734
	2004	--	--	$ 77	$ 77
Advisor Freedom 2020 - Class A*	2006	$ 753,960	$ 238,254	--	--
	2005	$ 660,583	$ 261,720	--	--
	2004	$ 261,971	$ 121,889	--	--
Advisor Freedom 2020 - Class T*	2006	$ 195,805	$ 46,724	$ 110	$ 110
	2005	$ 182,841	$ 47,093	--	--
	2004	$ 96,134	$ 27,280	--	--
Advisor Freedom 2020 - Class B*	2006	--	--	$ 139,225	$ 139,225
	2005	--	--	$ 93,213	$ 93,213
	2004	--	--	$ 13,621	$ 13,621
Advisor Freedom 2020 - Class C*	2006	--	--	$ 9,106	$ 9,106
	2005	--	--	$ 8,647	$ 8,647
	2004	--	--	$ 748	$ 748
Advisor Freedom 2025 - Class A**	2006	$ 499,575	$ 145,000	--	--
	2005	$ 343,514	$ 123,169	--	--
	2004	$ 30,410	$ 12,893	--	--
Advisor Freedom 2025 - Class T**	2006	$ 110,437	$ 22,554	$ 85	$ 85
	2005	$ 73,769	$ 24,118	--	--
	2004	$ 8,326	$ 2,454	--	--
Advisor Freedom 2025 - Class B**	2006	--	--	$ 53,085	$ 53,085
	2005	--	--	$ 32,977	$ 32,977
	2004	--	--	$ 813	$ 813
Advisor Freedom 2025 - Class C**	2006	--	--	$ 4,097	$ 4,097
	2005	--	--	$ 794	$ 794
	2004	--	--	--	--
Advisor Freedom 2030 - Class A*	2006	$ 461,185	$ 139,670	--	--
	2005	$ 410,483	$ 146,952	--	--
	2004	$ 134,634	$ 54,156	--	--
Advisor Freedom 2030 - Class T*	2006	$ 141,685	$ 29,697	$ 298	$ 298
	2005	$ 127,717	$ 30,735	--	--
	2004	$ 52,305	$ 14,128	--	--
Advisor Freedom 2030 - Class B*	2006	--	--	$ 90,562	$ 90,562
	2005	--	--	$ 51,770	$ 51,770
	2004	--	--	$ 5,292	$ 5,292
Advisor Freedom 2030 - Class C*	2006	--	--	$ 5,622	$ 5,622
	2005	--	--	$ 3,175	$ 3,175
	2004	--	--	$ 1,423	$ 1,423
Advisor Freedom 2035 - Class A**	2006	$ 299,150	$ 77,413	--	--
	2005	$ 162,034	$ 55,616	--	--
	2004	$ 13,500	$ 6,529	--	--
Advisor Freedom 2035 - Class T**	2006	$ 70,788	$ 12,495	--	--
	2005	$ 38,883	$ 9,685	--	--
	2004	$ 5,793	$ 1,659	--	--
Advisor Freedom 2035 - Class B**	2006	--	--	$ 28,435	$ 28,435
	2005	--	--	$ 10,482	$ 10,482
	2004	--	--	$ 158	$ 158
Advisor Freedom 2035 - Class C**	2006	--	--	$ 2,020	$ 2,020
	2005	--	--	$ 622	$ 622
	2004	--	--	--	--
Advisor Freedom 2040 - Class A*	2006	$ 525,582	$ 128,065	--	--
	2005	$ 375,256	$ 125,061	--	--
	2004	$ 83,001	$ 35,107	--	--
Advisor Freedom 2040 - Class T*	2006	$ 119,943	$ 20,762	$ 24	$ 24
	2005	$ 102,977	$ 26,602	--	--
	2004	$ 32,123	$ 13,422	--	--
Advisor Freedom 2040 - Class B*	2006	--	--	$ 65,798	$ 65,798
	2005	--	--	$ 29,968	$ 29,968
	2004	--	--	$ 3,837	$ 3,837
Advisor Freedom 2040 - Class C*	2006	--	--	$ 6,512	$ 6,512
	2005	--	--	$ 6,272	$ 6,272
	2004	--	--	$ 637	$ 637

* Fund commenced operations on July 24, 2003.

** Fund commenced operations on November 6, 2003.

The Trustees have approved a Distribution and Service Plan on behalf of Class A, Class T, Class B, Class C, and Institutional Class of each Advisor Freedom Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, Institutional Class, Strategic Advisers, and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Class A, Class T, Class B, and Class C of each Advisor Freedom Fund is described in the prospectus for that class.

CLASS A DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class A shares of each fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) for the fiscal year ended March 31, 2006.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC
Advisor Freedom Income	--	--	--	$ 34,548	$ 34,492	$ 56
Advisor Freedom 2005	--	--	--	$ 25,895	$ 25,336	$ 559
Advisor Freedom 2010	--	--	--	$ 269,607	$ 268,791	$ 816
Advisor Freedom 2015	--	--	--	$ 204,082	$ 203,594	$ 488
Advisor Freedom 2020	--	--	--	$ 503,132	$ 502,106	$ 1,026
Advisor Freedom 2025	--	--	--	$ 221,027	$ 220,575	$ 452
Advisor Freedom 2030	--	--	--	$ 263,620	$ 263,347	$ 273
Advisor Freedom 2035	--	--	--	$ 74,063	$ 73,734	$ 329
Advisor Freedom 2040	--	--	--	$ 216,852	$ 216,703	$ 149

CLASS T DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class T shares of each fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) for the fiscal year ended March 31, 2006.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC*	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC
Advisor Freedom Income	$ 77,562	$ 77,562	--	$ 77,562	$ 77,562	--
Advisor Freedom 2005	$ 31,569	$ 31,148	$ 421	$ 31,570	$ 31,149	$ 421
Advisor Freedom 2010	$ 296,690	$ 296,506	$ 184	$ 296,691	$ 296,506	$ 185
Advisor Freedom 2015	$ 224,180	$ 224,180	--	$ 224,180	$ 224,180	--
Advisor Freedom 2020	$ 581,432	$ 581,432	--	$ 581,432	$ 581,432	--
Advisor Freedom 2025	$ 146,967	$ 146,967	--	$ 146,967	$ 146,967	--
Advisor Freedom 2030	$ 335,317	$ 334,951	$ 366	$ 335,317	$ 334,951	$ 366
Advisor Freedom 2035	$ 72,320	$ 72,320	--	$ 72,320	$ 72,320	--
Advisor Freedom 2040	$ 238,654	$ 238,654	--	$ 238,654	$ 238,654	--

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

CLASS B DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class B shares of each fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) for the fiscal year ended March 31, 2006.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC**	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC*
Advisor Freedom Income	$ 35,146	--	$ 35,146	$ 11,714	$ 11,713	$ 1
Advisor Freedom 2005	$ 25,156	--	$ 25,156	$ 8,385	$ 7,829	$ 556
Advisor Freedom 2010	$ 229,333	--	$ 229,333	$ 76,443	$ 76,443	--
Advisor Freedom 2015	$ 197,685	--	$ 197,685	$ 65,895	$ 65,895	--
Advisor Freedom 2020	$ 450,537	--	$ 450,537	$ 150,180	$ 150,180	--
Advisor Freedom 2025	$ 153,263	--	$ 153,263	$ 51,088	$ 51,088	--
Advisor Freedom 2030	$ 261,976	--	$ 261,976	$ 87,324	$ 87,324	--
Advisor Freedom 2035	$ 83,744	--	$ 83,744	$ 27,914	$ 27,914	--
Advisor Freedom 2040	$ 189,495	--	$ 189,495	$ 63,164	$ 63,164	--

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

** These amounts are retained by FDC for use in its capacity as distributor.

CLASS C DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class C shares of each fund (other than Advisor Freedom 2045 and Advisor Freedom 2050) for the fiscal year ended March 31, 2006.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC*	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC
Advisor Freedom Income	$ 107,930	$ 80,288	$ 27,642	$ 35,977	$ 26,763	$ 9,214
Advisor Freedom 2005	$ 48,568	$ 28,190	$ 20,378	$ 16,189	$ 9,396	$ 6,793
Advisor Freedom 2010	$ 246,255	$ 164,600	$ 81,655	$ 82,085	$ 54,867	$ 27,218
Advisor Freedom 2015	$ 199,864	$ 98,760	$ 101,104	$ 66,621	$ 32,921	$ 33,700
Advisor Freedom 2020	$ 374,674	$ 250,947	$ 123,727	$ 124,891	$ 83,649	$ 41,242
Advisor Freedom 2025	$ 115,539	$ 66,783	$ 48,756	$ 38,513	$ 22,261	$ 16,252
Advisor Freedom 2030	$ 219,008	$ 150,322	$ 68,686	$ 73,002	$ 50,108	$ 22,894
Advisor Freedom 2035	$ 62,262	$ 28,136	$ 34,126	$ 20,754	$ 9,379	$ 11,375
Advisor Freedom 2040	$ 220,126	$ 135,923	$ 84,203	$ 73,375	$ 45,308	$ 28,067

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Each Institutional Class Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, each Institutional Class Plan provides that Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares of each Advisor Freedom Fund.

Each Class A, Class T, Class B, and Class C Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B, and Class C shares of the Advisor Freedom Funds.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each Advisor Freedom Fund and its shareholders. In particular, the Trustees noted that each Institutional Class Plan does not authorize payments by Institutional Class of each Advisor Freedom Fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that each Plan gives Strategic Advisers, FMR, and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class T, Class B, and Class C Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC, Strategic Advisers, or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution fees paid by FDC to intermediaries shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor Funds and the Advisor classes of shares on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence rips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

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The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR. FDC and/or other affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each Advisor Freedom Fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each class of each Advisor Freedom Fund.

For providing transfer agency services, FIIOC receives no fees from each Advisor Freedom Fund; however, each underlying Fidelity fund pays its respective transfer, dividend disbursing, and shareholder servicing agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of each Advisor Freedom Fund invested in such underlying Fidelity fund.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, according to the percentage of the QTP's assets that is invested in a fund.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Many fund shares are held in the names of intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement and information services for mutual funds and other financial services companies.

Each Advisor Freedom Fund has also entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each Advisor Freedom Fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each Advisor Freedom Fund, maintains each Advisor Freedom Fund's portfolio and general accounting records, and administers each Advisor Freedom Fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each Advisor Freedom Fund's average daily net assets throughout the month.

For administering each Advisor Freedom Fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Advisor Freedom Income Fund®, Fidelity Advisor Freedom 2005 Fund®, Fidelity Advisor Freedom 2010 Fund®, Fidelity Advisor Freedom 2015 Fund®, Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund®, Fidelity Advisor Freedom 2030 Fund®, Fidelity Advisor Freedom 2035 Fund®, and Fidelity Advisor Freedom 2040 Fund®, Fidelity Advisor Freedom 2045 FundSM , and Fidelity Advisor Freedom 2050 FundSM  are funds of Fidelity Aberdeen Street Trust, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are 23 funds offered in Fidelity Aberdeen Street Trust: Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Freedom Income Fund®, Fidelity Freedom 2000 Fund®, Fidelity Freedom 2005 Fund®, Fidelity Freedom 2010 Fund®, Fidelity Freedom 2015 Fund®, Fidelity Freedom 2020 Fund®, Fidelity Freedom 2025 Fund®, Fidelity Freedom 2030 Fund®, Fidelity Freedom 2035 Fund®, Fidelity Freedom 2040 Fund®, Fidelity Freedom 2045 FundSM , and Fidelity Freedom 2050 FundSM . The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying fund, an Advisor Freedom Fund will vote its shares in proportion to the vote of all other holders of shares of that underlying fund.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. However, the Trustees may, without prior shareholder approval, authorize a transfer of all assets of an Advisor Freedom Fund with a target retirement date into Advisor Freedom Income Fund, or any successor thereto, or reorganize or terminate the trust or a fund or a class. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of Advisor Freedom 2045 and Advisor Freedom 2050. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of Advisor Freedom 2045 and Advisor Freedom 2050 in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Advisor Freedom Income's, Advisor Freedom 2005's, Advisor Freedom 2010's, Advisor Freedom 2015's, Advisor Freedom 2020's, Advisor Freedom 2025's, Advisor Freedom 2030's, Advisor Freedom 2035's, and Advisor Freedom 2040's financial statements and financial highlights for the fiscal year ended March 31, 2006, and report of the independent registered public accounting firm, are included in each fund's annual report and are incorporated herein by reference. An annual report for Advisor Freedom 2045 and Advisor Freedom 2050 will be available once each fund has completed its first annual period.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprised of executive officers of FMR and its affiliates) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end. Each fund will also provide a list of the underlying funds it holds as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; an issuer, regarding the number of shares of the issuer (or percentage of outsourcing shares) held by a fund; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to issuers regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Kynex Inc. (full holdings weekly, one business day after the end of the week); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, and Strategic Advisers are registered trademarks of FMR Corp.

Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

Fidelity Aberdeen Street Trust

Post-Effective Amendment No. 40

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Amended and Restated Trust Instrument, dated September 18, 2003, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 34.

(b) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Hereford Street Trust's (File No. 033-52577) Post-Effective Amendment No. 17.

(c) Not applicable.

(d) (1) Management Contract, dated July 20, 2000, between the Registrant, on behalf of Fidelity Freedom 2040 Fund, and Strategic Advisers, Inc., incorporated herein by reference to Exhibit d(1) of Post-Effective Amendment No. 26.

(2) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 18.

(3) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 18.

(4) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 18.

(5) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 18.

(6) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 18.

(7) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 31.

(8) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 31.

(9) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 31.

(10) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 31.

(11) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2040 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 31.

(12) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2005 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 34.

(13) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2015 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 34.

(14) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2025 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 34.

(15) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2035 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 34.

(16) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2005 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 34.

(17) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2015 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 34.

(18) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2025 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 34.

(19) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2035 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 34.

(20) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Freedom 2045 Fund, and Strategic Advisers, Inc. is filed herein as Exhibit (d)(20).

(21) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Freedom 2050 Fund, and Strategic Advisers, Inc. is filed herein as Exhibit (d)(21).

(22) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2045 Fund, and Strategic Advisers, Inc. is filed herein as Exhibit (d)(22).

(23) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2050 Fund, and Strategic Advisers, Inc. is filed herein as Exhibit (d)(23).

(24) Administration Agreement, dated July 20, 2000, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 26.

(25) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 18.

(26) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 18.

(27) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 18.

(28) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2000 Fund is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 18.

(29) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 18.

(30) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom Income Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 31.

(31) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2010 Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 31.

(32) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2020 Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 31.

(33) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2030 Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 31.

(34) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 31.

(35) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 34.

(36) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 34.

(37) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 34.

(38) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 34.

(39) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 34.

(40) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 34.

(41) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 34.

(42) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 34.

(43) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2045 Fund is filed herein as Exhibit (d)(43).

(44) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2050 Fund is filed herein as Exhibit (d)(44).

(45) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2045 Fund is filed herein as Exhibit (d)(45).

(46) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2050 Fund is filed herein as Exhibit (d)(46).

(47) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 38.

(48) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 38.

(49) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2005 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 38.

(50) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 38.

(51) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2015 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 38.

(52) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 38.

(53) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2025 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 38.

(54) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 38.

(55) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2035 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 38.

(56) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2040 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 38.

(57) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 38.

(58) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2005 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 38.

(59) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 38.

(60) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2015 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 38.

(61) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 38.

(62) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2025 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 38.

(63) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 38.

(64) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2035 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 38.

(65) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2040 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 38.

(66) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 38.

(67) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2000 Fund is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 38.

(68) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 38.

(69) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 38.

(70) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 38.

(71) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 38.

(72) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 38.

(73) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 38.

(74) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 38.

(75) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 38.

(76) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom Income Fund is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 38.

(77) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 38.

(78) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2010 Fund is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 38.

(79) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 38.

(80) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2020 Fund is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 38.

(81) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 38.

(82) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2030 Fund is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 38.

(83) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 38.

(84) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 38.

(e) (1) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom Income Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 38.

(2) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 38.

(3) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2005 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 38.

(4) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 38.

(5) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2015 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 38.

(6) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 38.

(7) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2025 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 38.

(8) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 38.

(9) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2035 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 38.

(10) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2040 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 38.

(11) Form of General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2045 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 38.

(12) Form of General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2050 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 38.

(13) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom Income Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 38.

(14) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2005 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 38.

(15) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2010 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 38.

(16) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2015 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 38.

(17) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2020 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 38.

(18) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2025 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 38.

(19) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2030 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 38.

(20) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2035 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 38.

(21) Amended and Restated General Distribution Agreement, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2040 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 38.

(22) Form of General Distribution Agreement between the Registrant, on behalf of Fidelity Advisor Freedom 2045 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 38.

(23) Form of General Distribution Agreement between the Registrant, on behalf of Fidelity Advisor Freedom 2050 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 38.

(24) Form of Selling Dealer Agreement (most recently revised April 2006) is filed herein as Exhibit (e)(24).

(25) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is filed herein as Exhibit (e)(25).

(26) Form of Bank Agency Agreement (most recently revised April 2006) is filed herein as Exhibit (e)(26).

(f) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 002-75537) Post-Effective Amendment No. 39.

(g) (1) Custodian Agreement and Appendix C, dated July 1, 2001, between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Money Market Trust's (File No. 002-62417) Post-Effective Amendment No. 64.

(2) Appendix A, dated April 13, 2004, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 60.

(3) Appendix B, dated March 2, 2005, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 97.

(4) Appendix D, dated June 1, 2004, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 37.

(5) Forms of Custodian Agreement, Appendix B, and Appendix C between Mellon Bank, N.A. and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund are incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 38.

(6) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(7) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(8) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(9) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(10) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(11) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(12) Schedule A-1, dated August 15, 2005, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund, is incorporated herein by reference to Exhibit (g)(27) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 66.

(13) Form of Fidelity Group Repo Custodian Agreement among The Bank of New York, J.P. Morgan Securities, Inc., and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (g)(13) of Post-Effective Amendment No. 38.

(14) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (g)(14) of Post-Effective Amendment No. 38.

(15) Form of Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (g)(15) of Post-Effective Amendment No. 38.

(16) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (g)(16) of Post-Effective Amendment No. 38.

(17) Form of Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (g)(17) of Post-Effective Amendment No. 38.

(18) Form of First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (g)(18) of Post-Effective Amendment No. 38.

(h) Not applicable.

(i) Legal Opinion of Willkie Farr & Gallagher LLP for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund, dated May 26, 2006, is filed herein as Exhibit (i).

(j) (1) Consent of PricewaterhouseCoopers LLP, dated May 26, 2006, is filed herein as Exhibit (j)(1).

(2) Consent of Deloitte & Touche LLP, dated May 26, 2006, is filed herein as Exhibit (j)(2).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 26.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 22.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 22.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit m(3) of Post-Effective Amendment No. 22.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2000 Fund is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment No. 22.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit m(5) of Post-Effective Amendment No. 22.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class A is incorporated herein by referenc to Exhibit (m)(7) of Post-Effective Amendment No. 36.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class T is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 36.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class B is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 31.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class C is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 31.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 31.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class A is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 36.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class T is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 36.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class B is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 31.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class C is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 31.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 31.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class A is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 36.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class T is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 36.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class B is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 31.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class C is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 31.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 31.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class A is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 36.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class T is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 36.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class B is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 31.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class C is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 31.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 31.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class A is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 36.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class T is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 36.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class B is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 31.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class C is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 31.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 31.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class A is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 36.

(33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class T is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 36.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class B is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 34.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class C is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 34.

(36) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Institutional Class incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 34.

(37) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class A is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 36.

(38) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class T is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 36.

(39) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class B is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 34.

(40) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class C is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 34.

(41) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 34.

(42) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class A is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 36.

(43) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class T is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 36.

(44) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class B is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 34.

(45) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class C is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 34.

(46) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 34.

(47) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class A is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 36.

(48) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class T is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 36.

(49) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class B is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 34.

(50) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class C is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 34.

(51) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 34.

(52) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2005 Fund is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 34.

(53) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2015 Fund is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 34.

(54) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 34.

(55) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 34.

(56) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2045 Fund is filed herein as Exhibit (m)(56).

(57) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2050 Fund is filed herein as Exhibit (m)(57).

(58) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class A is filed herein as Exhibit (m)(58).

(59) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class T is filed herein as Exhibit (m)(59).

(60) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class B is filed herein as Exhibit (m)(60).

(61) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class C is filed herein as Exhibit (m)(61).

(62) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Institutional Class is filed herein as Exhibit (m)(62).

(63) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class A is filed herein as Exhibit (m)(63).

(64) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class T is filed herein as Exhibit (m)(64).

(65) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class B is filed herein as Exhibit (m)(65).

(66) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class C is filed herein as Exhibit (m)(66).

(67) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Institutional Class is filed herein as Exhibit (m)(67).

(n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Funds, dated April 20, 2006, on behalf of Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 95.

(2) Schedule 1, dated April 20, 2006, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Funds, dated April 20, 2006, on behalf of Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 95.

(p) Code of Ethics, dated March 2006, adopted by each fund and Fidelity Management & Research Company, Strategic Advisers, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Massachusetts Municipal Trust's (File No. 811-03361) Post-Effective Amendment No. 46.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FMR, FMRC, and FIMM (2005), Senior Vice President of funds advised by FMR (2005), and Trustee of funds advised by FMR (2006). Currently a Director of FMR Corp., President of Fidelity Employer Service Co. (FESCO) (2005), and President and a Director of Fidelity Investments Institutional Operations Company, Inc. (FIIOC) (2005).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003). Previously served as Trustee of funds advised by FMR (2003).
Robert L. Reynolds	President and Director of FMR, FMRC, and FIMM (2005); Director and Chief Operating Officer of FMR Corp.
Stephen P. Jonas	Executive Director of FMR and FMRC (2005); Director of FIMM (2005), and FMR Corp.; Senior Vice President of funds advised by FMR.

Thomas Allen	Vice President of FMR, FMRC, and funds advised by FMR.

Paul Antico	Vice President of FMR, FMRC, and a fund advised by FMR.

Ramin Arani	Vice President of FMR, FMRC, and a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and a fund advised by FMR.

David Bagnani	Vice President of FMR and FMRC (2004).

Robert Bertelson	Vice President of FMR, FMRC, and a fund advised by FMR.

Stephen Binder	Vice President of FMR, FMRC and a fund advised by FMR.

William Bower	Vice President of FMR, FMRC, and a fund advised by FMR.

Philip L. Bullen

Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; President and Director of FRAC and Fidelity Management & Research (U.K.) Inc. (FMR U.K.); Previously served as Director of Strategic Advisers, Inc. (2005).

Steve Buller	Vice President of FMR, FMRC, and funds advised by FMR.

John J. Burke	Vice President of FMR (2004).
John H. Carlson	Senior Vice President of FMR and FMRC (2003); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2003).

Stephen Calhoun	Vice President of FMR, FMRC (2005), and funds advised by FMR.

James Catudal	Vice President of FMR, FMRC, and a fund advised by FMR.

Ren Y. Cheng	Vice President of FMR, FMRC, and funds advised by FMR; Previously served as Vice President of Strategic Advisers, Inc. (2005).

C. Robert Chow	Vice President of FMR, FMRC, and a fund advised by FMR.

Dwight D. Churchill	Executive Vice President of FMR and FMRC (2005); Senior Vice President of FIMM and Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005).

Timothy Cohen	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Katherine Collins	Senior Vice President of FMR and FMRC (2003); Previously served as Vice President of FMR and FMRC (2003).

Michael Connolly	Vice President of FMR and FMRC.

Matthew Conti	Vice President of FMR, FMRC (2003), and funds advised by FMR.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Joseph Day	Vice President of FMR and FMRC (2003).

Scott E. DeSano	Previously served as Senior Vice President of FMR and FMRC (2005).

Penelope Dobkin	Vice President of FMR, FMRC, and a fund advised by FMR.

Julie Donovan	Vice President of FMR and FMRC (2003).

Walter C. Donovan	Executive Vice President of FMR and FMRC (2005); Vice President of High-Yield and Fixed-Income funds advised by FMR; Previously served as Senior Vice President of FMR and FMRC (2003).

Bettina Doulton	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and funds advised by FMR.
William Eigen	Previously served as Vice President of FMR, FMRC, Strategic Advisers, Inc., and funds advised by FMR (2005).
Michael Elizondo	Vice President of FMR and FMRC (2004).

Bahaa Fam	Vice President of FMR, FMRC, and funds advised by FMR.

Jeffrey Feingold	Vice President of FMR and FMRC (2005).

Robert Scott Feldman	Vice President of FMR and FMRC (2003).

Richard B. Fentin	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Keith Ferguson	Previously served as Vice President of FMR and FMRC (2005).

Karen Firestone	Previously served as Vice President of FMR, FMRC, and funds advised by FMR (2005).

Jay Freedman	Assistant Secretary of FMR, FMRC and Fidelity Distributors Corporation (FDC); Secretary of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc.; Previously served as Secretary of FMR Corp. (2006).
Christopher J. Goudie	Vice President of FMR and FMRC (2004).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); Vice President of the Select and Asset Allocation funds advised by FMR.

Bart A. Grenier	Previously served as Senior Vice President of FMR and FMRC, Vice President of certain Equity and High Income funds advised by FMR, and President and Director of Strategic Advisers, Inc. (2005).

Robert J. Haber	Senior Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

John F. Haley	Vice President of FMR and FMRC (2003).

Karen Hammond

Executive Vice President of FMR (2005); Previously served as Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, and FIMM, Vice President of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005).

Brian J. Hanson	Vice President of FMR, FMRC (2004), and funds advised by FMR.
James Harmon	Vice President of FMR, FMRC, and funds advised by FMR.

Lionel Harris	Previously served as Vice President of FMR and FMRC (2003).

Ian Hart	Vice President of FMR, FMRC and funds advised by FMR.

Teresa A. Hassara	Vice President of FMR (2005).

Timothy F. Hayes	Previously served as Executive Vice President of FMR (2006).

John Hebble	Vice President of FMR (2003).

Timothy Heffernan	Vice President of FMR and FMRC (2003).

Thomas Hense	Vice President of FMR and FMRC.

Cesar Hernandez	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and funds advised by FMR.

Frederick D. Hoff, Jr.	Vice President of FMR, FMRC, and funds advised by FMR.

Brian Hogan	Vice President of FMR and FMRC.

Michael T. Jenkins	Vice President of FMR and FMRC (2004).
David B. Jones	Vice President of FMR.

Rajiv Kaul	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Steven Kaye	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.
Jonathan Kelly	Vice President of FMR and FMRC (2003).
William Kennedy	Vice President of FMR, FMRC, and a fund advised by FMR.

Francis V. Knox, Jr.	Previously served as Vice President of FMR and Assistant Treasurer of funds advised by FMR (2005).

Harry W. Lange	Vice President of FMR, FMRC, and funds advised by FMR.

Harley Lank	Vice President of FMR, FMRC, and funds advised by FMR.

Thomas P. Lavin	Vice President of FMR and FMRC (2005).

Maxime Lemieux	Vice President of FMR, FMRC, and a fund advised by FMR.

Harris Leviton	Previously served as Vice President of FMR, FMRC, and funds advised by FMR (2006).

Douglas Lober	Vice President of FMR and FMRC (2003).

James MacDonald	Previously served as Senior Vice President of FMR (2005).

Robert B. MacDonald	Previously served as Vice President of FMR and FMRC (2004); Vice President of Strategic Advisers, Inc. (2004).

Richard R. Mace	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Charles A. Mangum	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

Kevin McCarey	Vice President of FMR, FMRC, and funds advised by FMR.

Christine McConnell	Vice President of FMR, FMRC (2003), and a fund advised by FMR.

John B. McDowell	Senior Vice President of FMR and FMRC and Vice President of certain Equity funds advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and a fund advised by FMR.
Peter J. Millington	Vice President of FMR and FMRC (2004).

Jeffrey Mitchell	Vice President of FMR and FMRC (2003).

Eric M. Mollenhauer	Vice President of FMR and FMRC (2004).
Charles S. Morrison	Vice President of FMR and Bond funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FIMM (2003).

David L. Murphy

Executive Vice President of FMR (2005); Vice President of Fixed-Income and Money Market funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FMR (2005) and FIMM (2003).

Steve Neff	Senior Vice President of FMR (2005).

Mark Notkin	Vice President of FMR, FMRC, and funds advised by FMR.

Scott Offen	Vice President of FMR, FMRC (2003), and a fund advised by FMR.
Fatima Penrose	Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

Stephen Petersen	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.
John R. Porter	Vice President of FMR, FMRC (2004), and funds advised by FMR.

Keith Quinton	Vice President of FMR, FMRC, and funds advised by FMR.

Alan Radlo	Vice President of FMR and FMRC.

Larry Rakers	Vice President of FMR, FMRC, and funds advised by FMR.
William R. Ralls	Previously served as Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2005).

Christine Reynolds	Vice President of FMR (2003); President and Treasurer of funds advised by FMR (2004); Previously served as Anti-Money Laundering Officer (2006).

Kennedy Richardson	Vice President of FMR and FMRC.

Clare S. Richer	Previously served as Senior Vice President of FMR (2005); Chief Financial Officer (2005), Executive Vice President (2005), and Treasurer of FMR Corp. (2006).

Eric D. Roiter

Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Assistant Secretary of FMR U.K., FRAC, and FIMM; Previously served as Vice President and Secretary of FDC (2005).

Stephen Rosen	Vice President of FMR, FMRC (2004), and a fund advised by FMR.

Louis Salemy	Previously served as Vice President of FMR, FMRC, and funds advised by FMR (2006).

Lee H. Sandwen	Vice President of FMR and FMRC.

Peter Saperstone	Vice President of FMR, FMRC, and a fund advised by FMR.

Beso Sikharulidze	Previously served as Vice President of FMR, FMRC, and a fund advised by FMR (2005).

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and a fund advised by FMR.

Mark P. Snyderman	Vice President of FMR, FMRC (2004), and a fund advised by FMR.

Thomas T. Soviero	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

Robert E. Stansky	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

Nicholas E. Steck	Vice President of FMR (2003); Compliance Officer of FMR U.K., FRAC, Strategic Advisers, Inc. (2005), and FMR Corp.

Susan Sturdy	Assistant Secretary of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FDC; Secretary of FMR Corp. (2006); Previously served as Assistant Secretary of FMR Corp. (2006).

Yolanda Taylor	Vice President of FMR and FMRC.

Victor Thay	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Joel C. Tillinghast	Senior Vice President of FMR, FMRC, and Vice President of a fund advised by FMR.
Matthew C. Torrey	Vice President of FMR and FMRC (2004).

Robert Tuckett	Vice President of FMR.

Jennifer Uhrig	Senior Vice President of FMR (2005); Vice President of FMRC and funds advised by FMR; Previously served as Vice President of FMR (2005).

George A. Vanderheiden	Senior Vice President of FMR and FMRC.

Robert B. Von Rekowsky	Vice President of FMR, FMRC (2004), and funds advised by FMR.
J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and funds advised by FMR.

Ellen Wilson	Previously served as Vice President of FMR (2004); Executive Vice President, Human Resources, of FMR Corp. (2004).

Steven S. Wymer	Senior Vice President of FMR (2005); Vice President of FMRC and a fund advised by FMR; Previously served as Vice President of FMR (2005).

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FRAC, and FIMM.
Derek L. Young	Vice President of FMR and FMRC (2004).

(2) STRATEGIC ADVISERS, INC.

Strategic Advisers, Inc. serves as investment adviser to the funds and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. The directors and officers of Strategic Advisers have held, during the past two fiscal years, the following positions of a substantial nature.

Richard A. Spillane Jr.	President of Strategic Advisers, Inc. (2005).

Jeffrey Carney	Director of Strategic Advisers, Inc. (2005); President and Director of FDC (2003).

Bart Grenier	Previously served as President and Director of Strategic Advisers, Inc., Senior Vice President of FMR and FMRC, Vice President of certain Equity and High Income funds advised by FMR (2005).

William V. Harlow III	Director of Strategic Advisers, Inc.; Previously served as Chief Investment Officer of Strategic Advisers, Inc. (2005).

Philip Bullen

Previously served as Director of Strategic Advisers, Inc. (2005); Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; President and Director of FRAC and FMR U.K.

G. Robert Bristow	Previously served as Senior Vice President of Strategic Advisers, Inc. (2004).

Ren Y. Cheng	Previously served as Vice President of Strategic Advisers, Inc. (2005); Vice President of FMRC, FMR and funds advised by FMR.

William Eigen	Previously served as Vice President of Strategic Advisers, Inc. (2005); Vice President of FMR, FMRC, and funds advised by FMR.
Jay Freedman	Secretary of Strategic Advisers, Inc., FMR U.K., FRAC, and FIMM; Assistant Secretary of FMR, FMRC, and FDC; Previously served as Secretary of FMR Corp. (2006).

Howard Galligan	Vice President of Strategic Advisers, Inc. (2004).
Scott B. Kuldell	Vice President of Strategic Advisers, Inc. (2006).
Boyce I. Greer	Previously served as Director and Managing Director of Strategic Advisers, Inc. (2005).

Karen Hammond

Previously served as Vice President of Strategic Advisers, Inc., Treasurer of Strategic Advisers, Inc. and FMR Corp., Vice President of FMR U.K., FRAC, and FIMM and Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, and FIMM (2005); Executive Vice President of FMR (2005).

Patricia Hurley	Senior Vice President of Strategic Advisers, Inc.

Alice Lowenstein	Vice President of Strategic Advisers, Inc.

Robert B. MacDonald	Vice President of Strategic Advisers, Inc. (2004); Previously served as Vice President of FMR and FMRC (2004).
Katherine Sikora Nelson	Previously served as Assistant Clerk of Strategic Advisers, Inc. (2003).
Kenneth A. Rathgeber	Chief Compliance Officer of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FRAC, and FIMM (2005).
Jeffrey Resnik	Senior Vice President of Strategic Advisers, Inc.

Roger T. Servison	Director of Strategic Advisers, Inc.

Nicholas E. Steck	Compliance Officer of Strategic Advisers, Inc. (2005), FMR U.K., FRAC, and FMR Corp.; Vice President of FMR (2003).
Michele A. Stecyk	Vice President of Strategic Advisers, Inc.

Geoff Stein	Vice President of Strategic Advisers, Inc.

Susan Sturdy	Assistant Secretary of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FRAC, FIMM, and FDC; Secretary of FMR Corp. (2006); Previously served as Assistant Secretary of FMR Corp. (2006).

J. Gregory Wass	Assistant Treasurer of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FRAC, FIMM, FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jonathan Weed	Vice President of Strategic Advisers, Inc.

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
One Federal Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
One Federal Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
One Federal Street
Boston, MA 02109

Fidelity Research & Analysis Company (FRAC)
One Federal Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
One Spartan Way
Merrimack, NH 03054

Fidelity International Investment Advisors (FIIA)
Pembroke Hall,
42 Crow Lane,
Pembroke HM19, Bermuda

Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama JT Mori Building, 19th Floor
4-3-1, Toranomon, Minato-ku,
Tokyo, Japan 105-6019

Fidelity Gestion (FIGEST)
Washington Plaza
29 rue de Berri
Paris, France 75008

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR Corp.
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Jeffrey Carney	Director and President (2003)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jay Freedman	Assistant Secretary	None
Stuart Fross	Vice President and Secretary (2005)	Assistant Secretary of funds advised by FMR.
Jane Greene	Treasurer and Controller	None
Donald C. Holborn	Executive Vice President	None
Craig Huntley	Executive Vice President (2006)	None
William F. Loehning	Executive Vice President (2003)	None
Ellyn A. McColgan	Director	None
Susan Sturdy	Assistant Secretary	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY; Mellon Bank, One Mellon Center, 500 Grant Street, Pittsburgh, PA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund in connection with repurchase agreement transactions.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 40 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of May 2006.

Fidelity Aberdeen Street Trust
	By	/s/Christine Reynolds
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Christine Reynolds, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Christine Reynolds		President and Treasurer	May 26, 2006
Christine Reynolds		(Principal Executive Officer)

/s/Paul M. Murphy		Chief Financial Officer	May 26, 2006
Paul M. Murphy		(Principal Financial Officer)

/s/Edward C. Johnson 3d	(dagger)	Trustee	May 26, 2006
Edward C. Johnson 3d

/s/Dennis J. Dirks	*	Trustee	May 26, 2006
Dennis J. Dirks

/s/Albert R. Gamper	**	Trustee	May 26, 2006
Albert R. Gamper

/s/Robert M. Gates	*	Trustee	May 26, 2006
Robert M. Gates

/s/George H. Heilmeier	*	Trustee	May 26, 2006
George H. Heilmeier

/s/ Stephen P. Jonas		Trustee	May 26, 2006
Stephen P. Jonas

/s/Marie L. Knowles	*	Trustee	May 26, 2006
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	May 26, 2006
Ned C. Lautenbach

/s/William O. McCoy	*	Trustee	May 26, 2006
William O. McCoy

/s/Robert L. Reynolds	*	Trustee	May 26, 2006
Robert L. Reynolds

/s/Cornelia M. Small	*	Trustee	May 26, 2006
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	May 26, 2006
William S. Stavropoulos

/s/Kenneth L. Wolfe	*	Trustee	May 26, 2006
Kenneth L. Wolfe

(dagger)Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated June 14, 2001 and filed herewith.

* By: /s/Margery K. Neale
Margery K. Neale, pursuant to a power of attorney dated January 1, 2005 and filed herewith.

** By: /s/Margery K. Neale
Margery K. Neale, pursuant to a power of attorney dated January 24, 2006 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	June 14, 2001
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving the Funds and hereby constitute and appoint Barry P. Barbash, Maria Gattuso, Craig S. Tyle, Margery K. Neale and Karen H. McMillan, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 2005.

WITNESS our hands on this first day of January 2005.

/s/Laura B. Cronin	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	/s/Marvin L. Mann
Laura B. Cronin		Marvin L. Mann
/s/Dennis J. Dirks		/s/William O. McCoy
Dennis J. Dirks		William O. McCoy
/s/Robert M. Gates		/s/Robert L. Reynolds
Robert M. Gates		Robert L. Reynolds
/s/George H. Heilmeier		/s/Cornelia M. Small
George H. Heilmeier		Cornelia M. Small
/s/Abigail P. Johnson		/s/William S. Stavropoulos
Abigail P. Johnson		William S. Stavropoulos
/s/Marie L. Knowles		/s/Kenneth L. Wolfe
Marie L. Knowles		Kenneth L. Wolfe
/s/Ned C. Lautenbach
Ned C. Lautenbach

POWER OF ATTORNEY

I, the undersigned Trustee of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VIII

Fidelity California Municipal Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Trustee (collectively, the "Funds"), hereby constitute and appoint Barry P. Barbash, Maria Gattuso, Margery K. Neale and Karen H. McMillan, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 24, 2006.

WITNESS my hand on this 24th of January 2006.

/s/Albert R. Gamper

Albert R. Gamper

POWER OF ATTORNEY

I, the undersigned Secretary of the investment companies for which Fidelity Management & Research Company or an affiliate acts as investment adviser (collectively, the "Funds"), hereby severally constitute and appoint Barry P. Barbash, Sarah A. Bessin, Maria Gattuso, Margery K. Neale and Karen H. McMillan, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacity, any and all representations with respect to the consistency of foreign language translation prospectuses with the original prospectuses filed in connection with the Post-Effective Amendments for the Funds as said attorneys-in-fact deem necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact, or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after November 14, 2002.

WITNESS my hand on this fourteenth day of November, 2002.

/s/Eric D. Roiter
Eric D. Roiter